UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05775

                                   WM Trust II
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
              (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

PORTFOLIO of INVESTMENTS
REIT FUND
JULY 31, 2004 (UNAUDITED)



                                                          VALUE
       SHARES                                             (000S)
      --------                                           -------

REAL ESTATE INVESTMENT TRUSTS - 87.2%

    DIVERSIFIED - 4.4%
         163,000     iStar Financial Inc.              $        6,194
         110,000     Vornado Realty Trust                       6,390
                                                       --------------
                     Total Diversified                         12,584
                                                       --------------
    HEALTH CARE - 4.3%
         280,000     Health Care Property
                     Investors, Inc.                            6,989
         154,000     Healthcare Realty Trust, Inc.              5,562
                                                       --------------
                     Total Health Care                         12,551
                                                       --------------
    INDUSTRIAL/OFFICE - 27.4%

      INDUSTRIAL - 6.6%
         166,200     AMB Property Corporation                   5,840
          92,200     CenterPoint Properties Trust               3,539
         281,000     ProLogis                                   9,565
                                                       --------------
                                                               18,944
                                                       --------------
      MIXED - 1.8%
         168,000     Duke Realty Corporation                    5,168
                                                       --------------
      OFFICE - 19.0%
         147,000     Alexandria Real Estate
                       Equities, Inc.                           8,833
         143,000     Arden Realty, Inc.                         4,347
         126,000     Boston Properties, Inc.                    6,665
         180,000     CarrAmerica Realty Corporation             5,488
         460,000     Corporate Office Properties
                       Trust                                   11,652
         462,000     Equity Office Properties Trust            11,989
         125,000     SL Green Realty Corporation                6,138
                                                       --------------
                                                               55,112
                                                       --------------
                     Total Industrial/Office                   79,224
                                                       --------------
    LODGING/RESORTS - 4.9%
         247,500     FelCor Lodging Trust, Inc.+                2,822
         195,000     Hospitality Properties Trust               7,777
         283,500     Host Marriott Corporation+                 3,671
                                                       --------------
                     Total Lodging/Resorts                     14,270
                                                       --------------
    MORTGAGE/FINANCIAL - 1.9%
         215,300     Annaly Mortgage Management,
                       Inc.                                     3,552
         122,000     Friedman, Billings, Ramsey
                       Group, Inc., Class A                     2,007
                                                       --------------
                     Total Mortgage/Financial                   5,559
                                                       --------------
    RESIDENTIAL - 13.0%

      APARTMENTS - 13.0%
         275,000     Apartment Investment &
                       Management Company, Class A              8,792
         151,000     AvalonBay Communities, Inc.                8,788
         435,000     Equity Residential                        12,854
         362,000     United Dominion Realty Trust,
                       Inc.                                     7,019
                                                       --------------
                     Total Residential                         37,453
                                                       --------------

                                                          VALUE
       SHARES                                             (000S)
      --------                                           -------
    RETAIL - 23.4%

      REGIONAL MALLS - 16.4%
         475,000     General Growth Properties, Inc.   $       14,288
         237,000     Macerich Company                          11,352
         225,000     Mills Corporation                         10,260
         223,000     Simon Property Group, Inc.                11,509
                                                       --------------
                                                               47,409
                                                       --------------
      SHOPPING CENTERS - 7.0%
         280,000     Developers Diversified Realty
                       Corporation                             10,047
         214,200     Kimco Realty Corporation                  10,303
                                                       --------------
                                                               20,350
                                                       --------------
                     Total Retail                              67,759
                                                       --------------
    SELF STORAGE - 2.7%
         116,000     Public Storage, Inc.                       5,467
          65,000     Shurgard Storage Centers,
                  Inc., Class A                                 2,405
                                                       --------------
                     Total Self Storage                         7,872
                                                       --------------
    SPECIALTY - 5.2%
         290,000     Capital Automotive REIT                    8,407
         215,000     Plum Creek Timber Company, Inc.            6,747
                                                       --------------
                     Total Specialty                           15,154
                                                       --------------

                     Total Real Estate Investment
                       Trusts
                       (Cost $204,185)                        252,426
                                                       --------------

COMMON STOCKS - 5.1%

    CONSUMER DISCRETIONARY - 3.2%

      CONSUMER DURABLES & APPAREL - 2.1%
         221,500     D.R. Horton, Inc.                          6,120
                                                       --------------
      HOTELS, RESTAURANTS & LEISURE - 1.1%
          45,000     Mandalay Resort Group                      3,038
                                                       --------------
                Total Consumer Discretionary                    9,158
                                                       --------------
    FINANCIALS - 1.9%

      INSURANCE - 1.9%
         152,700     Fidelity National Financial,
                       Inc.                                     5,535
                                                       --------------

                     Total Common Stocks
                     (Cost $10,388)                            14,693
                                                       --------------

REIT FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                            VALUE
       (000S)                                            (000S)
     ----------                                          -------

REPURCHASE AGREEMENT - 7.6%
    (Cost $21,965)
    $     21,965     Agreement with Credit Suisse
                     First Boston Corporation,
                     1.270% dated 07/30/2004, to
                     be repurchased at
                     $21,967,000 on 08/02/2004
                     (Collateralized by U.S.
                     Treasury Bonds, having
                     various interest rates and
                     maturities, market value
                     $22,413,000)                      $       21,965
                                                       --------------

TOTAL INVESTMENTS (Cost $236,538*)          99.9%             289,084

OTHER ASSETS AND LIABILITIES (Net)           0.1                  358
                                          ------       --------------

NET ASSETS                                 100.0%      $      289,442
                                          ======       ==============
---------------------
       *  Aggregate cost for federal tax purposes.
       +  Non-income producing security.

PORTFOLIO of INVESTMENTS
EQUITY INCOME FUND
JULY 31, 2004 (UNAUDITED)





                                                      VALUE
       SHARES                                         (000S)
      --------                                        -------

COMMON STOCKS - 77.2%

    CONSUMER DISCRETIONARY - 13.8%

      AUTOMOBILES & COMPONENTS - 3.7%
         440,000     General Motors Corporation**      $       18,982
         260,000     Genuine Parts Company                      9,810
         309,000     Magna International Inc.,
                       Class A                                 24,874
                                                       --------------
                                                               53,666
                                                       --------------
      CONSUMER DURABLES & APPAREL - 3.6%
         540,000     D.R. Horton, Inc.                         14,920
         948,000     Mattel, Inc.                              16,609
         277,000     NIKE Inc., Class B**                      20,141
                                                       --------------
                                                               51,670
                                                       --------------
      HOTELS, RESTAURANTS & LEISURE - 2.9%
         310,000     Carnival Corporation**                    14,449
         210,000     Mandalay Resort Group                     14,175
         475,000     McDonald's Corporation                    13,063
                                                       --------------
                                                               41,687
                                                       --------------
      RETAILING - 3.6%
         395,000     May Department Stores Company             10,479
         523,000     Neiman Marcus Group Inc.,
                       Class A                                 28,530
         330,000     Sears, Roebuck & Company                  12,104
                                                       --------------
                                                               51,113
                                                       --------------
                     Total Consumer Discretionary             198,136
                                                       --------------
    CONSUMER STAPLES - 6.5%

      FOOD & STAPLES RETAILING - 1.5%
         696,500     Wal-Mart de Mexico SA de CV,
                     ADR**                                     21,208
                                                       --------------
      FOOD, BEVERAGE & TOBACCO - 4.3%
         348,000     Altria Group, Inc.                        16,565
         460,000     ConAgra Foods, Inc.                       11,960
         410,000     Diageo PLC, Sponsored ADR                 20,590
         250,000     Hershey Foods Corporation                 12,110
                                                       --------------
                                                               61,225
                                                       --------------
      HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
         194,000     Procter & Gamble Company                  10,117
                                                       --------------
                     Total Consumer Staples                    92,550
                                                       --------------
      ENERGY - 7.3%
         485,000     Baker Hughes Inc.                         19,545
         226,000     BP PLC, Sponsored ADR                     12,737
         136,600     ChevronTexaco Corporation                 13,066
         182,000     ConocoPhillips Company                    14,336
         165,000     Royal Dutch Petroleum Company
                     (F)**                                      8,300
         195,000     Schlumberger Ltd.                         12,542
         326,117     Valero Energy Corporation                 24,433
                                                       --------------
                     Total Energy                             104,959
                                                       --------------

                                                          VALUE
         SHARES                                           (000S)
        --------                                          -------

      FINANCIALS - 19.6%

        BANKS - 6.2%
         315,048     Bank of America Corporation       $       26,782
         277,999     Countrywide Financial
                     Corporation                               20,044
         310,200     TCF Financial Corporation                 18,736
         240,000     U.S. Bancorp                               6,792
         295,000     Wells Fargo & Company                     16,936
                                                       --------------
                                                               89,290
                                                       --------------
        DIVERSIFIED FINANCIALS - 6.2%
         400,000     Allied Capital Corporation**               9,860
         494,333     Citigroup Inc.                            21,795
         238,500     Fannie Mae                                16,924
         177,000     Franklin Resources, Inc.                   8,540
         344,000     J.P. Morgan Chase & Company               12,842
         240,000     Morgan Stanley                            11,839
         155,000     T. Rowe Price Group, Inc.                  7,164
                                                       --------------
                                                               88,964
                                                       --------------
        INSURANCE - 7.2%
         535,000     ACE Ltd.                                  21,716
         420,000     AFLAC Inc.                                16,649
         339,000     Allstate Corporation                      15,960
         420,000     Fidelity National Financial,
                     Inc.                                      15,225
         440,000     HCC Insurance Holdings, Inc.              13,332
         290,000     XL Capital Ltd., Class A                  20,497
                                                       --------------
                                                              103,379
                                                       --------------
                     Total Financials                         281,633
                                                       --------------
    HEALTH CARE - 5.9%

      HEALTH CARE EQUIPMENT & SERVICES - 0.8%
         240,000     Becton Dickinson & Company                11,335
                                                       --------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 5.1%
         360,000     Abbott Laboratories                       14,166
         395,000     Bristol-Myers Squibb Company               9,046
         260,000     Johnson & Johnson                         14,370
         192,000     Merck & Company, Inc.                      8,707
         847,000     Mylan Laboratories Inc.                   12,553
         445,000     Pfizer Inc.                               14,222
                                                       --------------
                                                               73,064
                                                       --------------
                     Total Health Care                         84,399
                                                       --------------
    INDUSTRIALS - 8.6%

      CAPITAL GOODS - 7.6%
         306,000     Boeing Company                            15,529
         112,500     Emerson Electric Company                   6,829
         180,000     General Dynamics Corporation              17,788
         500,000     General Electric Company                  16,625
         244,000     Honeywell International Inc.               9,177
         320,000     Northrop Grumman Corporation              16,832
         255,000     PACCAR Inc.                               15,290
         355,000     Tyco International Ltd.                   11,005
                                                       --------------
                                                              109,075
                                                       --------------

EQUITY INCOME FUND
JULY 31, 2004 (UNAUDITED)


                                                        VALUE
       SHARES                                           (000S)
      --------                                          -------

COMMON STOCKS (CONTINUED)

    INDUSTRIALS (CONTINUED)

      TRANSPORTATION - 1.0%
         195,000     United Parcel Service, Inc.,
                     Class B                           $       14,032
                                                       --------------
                     Total Industrials                        123,107
                                                       --------------
    INFORMATION TECHNOLOGY - 7.1%

      COMMUNICATIONS EQUIPMENT - 2.1%
         523,000     Harris Corporation                        24,832
         470,000     Nokia Oyj, Sponsored ADR                   5,462
                                                       --------------
                                                               30,294
                                                       --------------
      COMPUTERS & PERIPHERALS - 1.4%
         430,000     Hewlett-Packard Company                    8,664
         124,000     International Business
                     Machines Corporation                      10,797
                                                       --------------
                                                               19,461
                                                       --------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
       1,438,500     AU Optronics Corporation, ADR**           16,902
         400,000     Diebold, Inc.                             18,440
                                                       --------------
                                                               35,342
                                                       --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
         571,000     Microchip Technology Inc.                 16,542
                                                       --------------
                     Total Information Technology             101,639
                                                       --------------
    MATERIALS - 3.8%
         245,000     Alcoa Inc.                                 7,847
         500,000     Cemex SA de CV, Sponsored ADR             14,090
         249,000     Dow Chemical Company                       9,933
          68,000     E.I. du Pont de Nemours &
                     Company                                    2,915
         470,000     Monsanto Company                          17,042
          55,000     PPG Industries, Inc.                       3,242
                                                       --------------
                     Total Materials                           55,069
                                                       --------------
    TELECOMMUNICATION SERVICES - 2.0%
         265,000     Alltel Corporation                        13,780
          80,000     Metromedia Fiber Network,
                       Inc., Class A+                               0 ***
         115,000     SBC Communications Inc.                    2,914
         301,000     Verizon Communications Inc.               11,601
                                                       --------------
                     Total Telecommunication
                     Services                                  28,295
                                                       --------------
    UTILITIES - 2.6%
         301,000     FPL Group, Inc.                           20,266
         205,000     Pinnacle West Capital
                       Corporation                              8,303
         282,000     Southern Company                           8,257
                                                       --------------
                     Total Utilities                           36,826
                                                       --------------

                     Total Common Stocks
                     (Cost $947,546)                        1,106,613
                                                       --------------

                                                        VALUE
       SHARES                                           (000S)
      --------                                          -------

REAL ESTATE INVESTMENT TRUSTS - 6.3%
         196,000     AMB Property Corporation          $        6,888
         157,500     Apartment Investment &
                       Management Company, Class A              5,035
          74,000     Arden Realty, Inc.                         2,250
          45,000     CarrAmerica Realty Corporation             1,372
         180,000     Corporate Office Properties
                       Trust                                    4,559
          73,000     Developers Diversified Realty
                       Corporation                              2,619
          81,000     Duke Realty Corporation                    2,492
         258,000     Equity Office Properties Trust             6,695
         228,000     Equity Residential                         6,737
         364,000     General Growth Properties, Inc.           10,949
         276,000     Health Care Property
                       Investors, Inc.                          6,889
         130,000     Hospitality Properties Trust               5,184
          50,000     Kimco Realty Corporation                   2,405
          90,000     Macerich Company                           4,311
         179,900     Plum Creek Timber Company, Inc.            5,645
         110,500     ProLogis                                   3,762
         103,000     Shurgard Storage Centers,
                       Inc., Class A                            3,811
         157,000     Simon Property Group, Inc.                 8,103
                                                       --------------

                     Total Real Estate Investment
                     Trusts
                     (Cost $68,179)                            89,706
                                                       --------------
     PRINCIPAL
       AMOUNT
       (000S)
     ----------

CONVERTIBLE SECURITIES - 1.4%

    CONVERTIBLE BONDS AND NOTES - 1.4%
      $    5,500     RadiSys Corporation, Conv. Sub.
                       Note,
                       5.500% due 08/15/2007                    5,493
           8,000     TriQuint Semiconductor, Inc.,
                       Conv. Sub. Note,
                       4.000% due 03/01/2007                    7,670
           6,500     Vitesse Semiconductor
                       Corporation, Conv. Sub. Deb.,
                       4.000% due 03/15/2005                    6,533
                                                       --------------
                     Total Convertible Bonds and
                     Notes
                     (Cost $17,234)                            19,696
                                                       --------------

                     Total Convertible Securities
                     (Cost $17,234)                            19,696
                                                       --------------

FIXED INCOME SECURITIES - 1.4%

    CORPORATE BONDS AND NOTES - 1.3%
           1,500     Aetna Inc., Company Guarantee,
                       7.625% due 08/15/2026                    1,701
           1,250     American Home Products
                       Corporation, Deb.,
                       7.250% due 03/01/2023                    1,295
           4,000     ERAC USA Finance Company, Note,
                       7.350% due 06/15/2008++                  4,445
           1,000     Medpartners Inc., Sr. Note,
                       7.375% due 10/01/2006                    1,070
             500     Merrill Lynch & Company, Inc.,
                       Note,
                       6.375% due 10/15/2008                      542
           4,000     TELUS Corporation, Note,
                       8.000% due 06/01/2011                    4,574

EQUITY INCOME FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                           VALUE
       (000S)                                           (000S)
     ----------                                        -------

FIXED INCOME SECURITIES (CONTINUED)

    CORPORATE BONDS AND NOTES (CONTINUED)
      $    2,000     Texas-New Mexico Power Company,
                       Sr. Note,
                       6.250% due 01/15/2009           $        2,089
           2,000     Time Warner Inc., Deb.,
                       9.150% due 02/01/2023                    2,500
           1,000     Westinghouse Electric
                       Corporation, Deb.,
                       7.875% due 09/01/2023                    1,168
                                                       --------------
                       Total Corporate Bonds and Notes
                       (Cost $17,430)                          19,384
                                                       --------------
    COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 0.1%
        (COST $792)
             794     Reilly Mortgage FHA, Series
                       1982, (Partial default),
                       7.430% due 08/01/2022                      794
                                                       --------------
    U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0% +++

      FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.0% +++
             450     6.500% due 09/01/2030                        470
             230     7.000% due 09/01/2030                        243
                                                       --------------
                     Total U.S. Government Agency
                     Mortgage-Backed Securities
                     (Cost $659)                                  713
                                                       --------------

                     Total Fixed Income Securities
                     (Cost $18,881)                            20,891
                                                       --------------

       SHARES
      --------

WARRANTS - 0.0% +++
      (Cost $0)
           4,500     V2 Music Holdings PLC,
                       Expires 05/07/2008+,++                       0 ***
                                                       --------------




     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                            -------

REPURCHASE AGREEMENT - 8.7%
    (Cost $124,156)
      $  124,156     Agreement with Credit Suisse
                       First Boston Corporation,
                       1.270% dated 07/30/2004, to
                       be repurchased at
                       $124,169,000 on 08/02/2004
                       (Collateralized by U.S.
                       Treasury Bonds, having
                       various interest rates and
                       maturities, market value
                        $126,687,000)                  $      124,156
                                                       --------------

SHORT-TERM INVESTMENT - 4.7%
    (Cost $67,599)
          67,599     Mellon GSL DBT II
                       Collateral Fund++++                     67,599
                                                       --------------

TOTAL INVESTMENTS (Cost $1,243,595*)        99.7%           1,428,661

OTHER ASSETS AND LIABILITIES (Net)           0.3                4,411
                                          ------       --------------

NET ASSETS                                 100.0%      $    1,433,072
                                          ======       ==============
 ---------------------
       *  Aggregate cost for federal tax purposes.
      **  Some or all of these securities are on loan at July
          31, 2004, and have an aggregate market value of $65,099,000, representing 4.8% of the total net assets of the Fund (Collateral Value $67,599,000).
     ***  Value of security is less than $500.
       +  Non-income producing security.
      ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
     +++  Amount represents less than 0.1% of the net assets.
    ++++ Represents investment purchased with cash collateral for securities loaned.

          GLOSSARY OF TERMS
     ADR  -- American Depository Receipt
     (F)  -- Foreign Shares
     FHA  -- Federal Housing Authority

PORTFOLIO of INVESTMENTS
GROWTH & INCOME FUND
JULY 31, 2004 (UNAUDITED)

                                                          VALUE
       SHARES                                             (000S)
      --------                                            -------

COMMON STOCKS - 93.8%

    CONSUMER DISCRETIONARY - 10.7%

      CONSUMER DURABLES & APPAREL - 1.4%
    1,605,000   Mattel, Inc.                          $       28,120
                                                      --------------
      HOTELS, RESTAURANTS & LEISURE - 3.9%
    1,645,000   Carnival Corporation**                        76,673
                                                      --------------
      MEDIA - 5.4%
      891,999   Comcast Corporation, Class A+                 24,441
      790,000   Comcast Corporation, Special
                  Class A+**                                  21,172
    2,622,300   Liberty Media Corporation,                    22,237
                  Class A+
      131,115   Liberty Media International,
                  Inc., Class A+                               4,088
    1,059,000   Viacom Inc., Class B                          35,572
                                                      --------------
                                                             107,510
                                                      --------------
                Total Consumer Discretionary                 212,303
                                                      --------------
    CONSUMER STAPLES - 10.3%

      FOOD & STAPLES RETAILING - 3.1%
      592,000   Costco Wholesale Corporation                  24,070
    2,376,000   Kroger Company+                               37,541
                                                      --------------
                                                              61,611
                                                      --------------
      FOOD, BEVERAGE & TOBACCO - 1.6%
      639,000   PepsiCo Inc.                                  31,950
                                                      --------------
      HOUSEHOLD & PERSONAL PRODUCTS - 5.6%
    1,374,000   Avon Products, Inc.                           59,096
      500,000   Kimberly-Clark Corporation                    32,035
      394,000   Procter & Gamble Company                      20,547
                                                      --------------
                                                             111,678
                                                      --------------
                Total Consumer Staples                       205,239
                                                      --------------
    ENERGY - 7.6%
      719,000   BP PLC, Sponsored ADR                         40,523
      662,000   Exxon Mobil Corporation                       30,651
      605,000   Royal Dutch Petroleum Company
                  (F)**                                       30,431
      363,000   Schlumberger Ltd.                             23,348
      672,000   Unocal Corporation                            26,047
                                                      --------------
                Total Energy                                 151,000
                                                      --------------
    FINANCIALS - 23.6%

      BANKS - 9.9%
      962,917   Bank of America Corporation                   81,858
      681,000   PNC Financial Services Group,
                  Inc.                                        34,459
      787,000   Wachovia Corporation                          34,872
      803,000   Wells Fargo & Company                         46,100
                                                      --------------
                                                             197,289
                                                      --------------
      DIVERSIFIED FINANCIALS - 7.7%
      988,000   Citigroup Inc.                                43,561
      836,000   Freddie Mac                                   53,763

                                                          VALUE
       SHARES                                            (000S)
      --------                                           -------

    1,525,000   J.P. Morgan Chase & Company           $       56,928
                                                      --------------
                                                             154,252
                                                      --------------
      INSURANCE - 6.0%
      520,600   ACE Ltd.                                      21,131
    1,182,000   Allstate Corporation                          55,649
      591,000   American International Group
                  Inc.                                        41,754
                                                      --------------
                                                             118,534
                                                      --------------
                Total Financials                             470,075
                                                      --------------
    HEALTH CARE - 13.2%

      HEALTH CARE EQUIPMENT & SERVICES - 4.3%
      757,000   Baxter International Inc.                     22,763
      798,000   Cardinal Health Inc.                          35,511
      524,000   Medtronic, Inc.                               26,027
                                                      --------------
                                                              84,301
                                                      --------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 8.9%
      952,000   Bristol-Myers Squibb Company                  21,801
      584,000   Johnson & Johnson                             32,278
      490,000   Merck & Company, Inc.                         22,221
    2,730,000   Mylan Laboratories Inc.                       40,459
    1,351,000   Pfizer Inc.                                   43,178
      602,000   Teva Pharmaceutical Industries
                  Ltd., Sponsored ADR                         17,819
                                                      --------------
                                                             177,756
                                                      --------------
                Total Health Care                            262,057
                                                      --------------
    INDUSTRIALS - 9.3%

      CAPITAL GOODS - 9.3%
      979,000   Boeing Company                                49,684
      805,000   General Electric Company                      26,766
    1,417,000   Honeywell International Inc.                  53,294
    1,816,000   Tyco International Ltd.                       56,296
                                                      --------------
                Total Industrials                            186,040
                                                      --------------
    INFORMATION TECHNOLOGY - 13.9%

      COMMUNICATIONS EQUIPMENT - 1.9%
    2,314,000   Motorola, Inc.**                              36,862
                                                      --------------
      COMPUTERS & PERIPHERALS - 3.5%
    1,394,000   Hewlett-Packard Company                       28,089
      474,000   International Business
                  Machines Corporation                        41,271
                                                      --------------
                                                              69,360
                                                      --------------
      IT SERVICES - 2.6%
    1,167,000   First Data Corporation                        52,060
                                                      --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
    1,239,000   Intel Corporation                             30,207
                                                      --------------
      SOFTWARE - 4.4%
    1,402,000   Computer Associates
                  International, Inc.                         35,387

GROWTH & INCOME FUND
JULY 31, 2004 (UNAUDITED)

                                                          VALUE
       SHARES                                             (000S)
      --------                                            -------

COMMON STOCKS (CONTINUED)

    INFORMATION TECHNOLOGY (CONTINUED)

      SOFTWARE (CONTINUED)
    1,831,000   Microsoft Corporation                 $       52,110
                                                      --------------
                                                              87,497
                                                      --------------
                Total Information Technology                 275,986
                                                      --------------
    MATERIALS - 0.5%
      279,000   Alcoa Inc.                                     8,936
                                                      --------------
    TELECOMMUNICATION SERVICES - 1.2%
      978,000   SBC Communications Inc.                       24,782
                                                      --------------
    UTILITIES - 3.5%
      465,000   FPL Group, Inc.                               31,308
      794,000   NiSource Inc.                                 16,436
      566,000   Pinnacle West Capital
                  Corporation                                 22,923
                                                      --------------
                Total Utilities                               70,667
                                                      --------------

                Total Common Stocks
                 (Cost $1,528,756)                         1,867,085
                                                      --------------

RIGHTS - 0.0% +++
    (Cost $0)
       26,223   Liberty Media International,
                  Inc., Class A-Rights+                          158
                                                      --------------

     PRINCIPAL
       AMOUNT                                           VALUE
       (000S)                                           (000S)
     ----------                                        -------

REPURCHASE AGREEMENT - 6.1%
    (Cost $121,921)
 $    121,921   Agreement with Credit Suisse
                  First Boston Corporation,
                  1.270% dated 07/30/2004, to
                  be repurchased at
                  $121,934,000 on 08/02/2004
                  (Collateralized by U.S.
                  Treasury Bonds, having
                  various interest rates and
                  maturities, market value
                  $124,406,000)                       $      121,921
                                                      --------------

SHORT-TERM INVESTMENT - 4.7%
    (Cost $93,908)
       93,908   Mellon GSL DBT II Collateral
                  Fund++                                      93,908
                                                      --------------

TOTAL INVESTMENTS (Cost $1,744,585*)       104.6%          2,083,072

OTHER ASSETS AND LIABILITIES (Net)          (4.6)            (91,662)
                                          ------      --------------

NET ASSETS                                 100.0%     $    1,991,410
                                          ======      ==============
 ---------------------
       *  Aggregate cost for federal tax purposes.
      **  Some or all of these securities are on loan at July
          31, 2004, and have an aggregate market value of $89,911,000 representing 4.5% of the total net assets of the Fund (Collateral Value $93,908,000).
       + Non-income producing security.
      ++ Represents investment purchased with cash collateral for securities loaned.
     +++ Amount represents less than 0.1% of the net assets.

          GLOSSARY OF TERMS
     ADR  -- American Depository Receipt
     (F)  -- Foreign Shares

PORTFOLIO of INVESTMENTS
WEST COAST EQUITY FUND
JULY 31, 2004 (UNAUDITED)


                                                            VALUE
       SHARES                                              (000S)
      --------                                             -------

COMMON STOCKS - 92.6%

    CONSUMER DISCRETIONARY - 15.9%

      AUTOMOBILES & COMPONENTS - 1.9%
    777,000     Monaco Coach Corporation               $       18,866
    104,200     Superior Industries
                  International, Inc.**                         3,406
                                                       --------------
                                                               22,272
                                                       --------------
      CONSUMER DURABLES & APPAREL - 3.8%
    181,900     Columbia Sportswear Company+                    9,959
    164,000     KB Home**                                      10,504
    523,600     Mattel, Inc.                                    9,173
    219,400     NIKE Inc., Class B                             15,953
                                                       --------------
                                                               45,589
                                                       --------------
      HOTELS, RESTAURANTS & LEISURE - 3.6%
    887,700     Hilton Hotels Corporation                      15,828
     66,000     Jack in the Box Inc.+                           2,105
    420,000     Starbucks Corporation+                         19,723
  1,239,585     WestCoast Hospitality
                  Corporation+                                  6,124
                                                       --------------
                                                               43,780
                                                       --------------
      MEDIA - 5.0%
    341,300     Getty Images, Inc.+**                          18,642
    230,000     Knight-Ridder, Inc.**                          15,132
     37,000     McClatchy Company, Class A                      2,551
    485,000     Univision Communications Inc.,
                  Class A+**                                   14,050
    443,000     Walt Disney Company                            10,229
                                                       --------------
                                                               60,604
                                                       --------------
      RETAILING - 1.6%
    777,825     Building Materials Holding
                  Corporation                                  15,576
    240,500     Hollywood Entertainment
                  Corporation+                                  3,105
    108,300     Restoration Hardware, Inc.+                       708
                                                       --------------
                                                               19,389
                                                       --------------
                Total Consumer Discretionary                  191,634
                                                       --------------
    CONSUMER STAPLES - 3.4%

      FOOD & STAPLES RETAILING - 2.8%
    495,640     Costco Wholesale Corporation                   20,153
    888,800     Kroger Company+                                14,043
                                                       --------------
                                                               34,196
                                                       --------------
      HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
     25,400     Clorox Company                                  1,264
    127,700     Estee Lauder Companies Inc.,
                  Class A                                       5,606
                                                       --------------
                                                                6,870
                                                       --------------
                Total Consumer Staples                         41,066
                                                       --------------
    ENERGY - 6.2%
    394,600     Apache Corporation                             18,361
    341,400     ChevronTexaco Corporation                      32,655
    389,300     Nabors Industries Ltd.+**                      18,102

                                                           VALUE
       SHARES                                             (000S)
      --------                                            -------

    117,000     Occidental Petroleum
                  Corporation                          $        5,765
                                                       --------------
                Total Energy                                   74,883
                                                       --------------
    FINANCIALS - 18.8%

      BANKS - 13.8%
    284,350     Bank of America Corporation                    24,172
    343,900     Banner Corporation                              9,375
    138,400     City National Corporation**                     8,927
    416,300     East West Bancorp, Inc.                        14,038
    349,100     Greater Bay Bancorp**                           9,199
    118,300     KeyCorp                                         3,570
     86,533     Pacific Capital Bancorp                         2,399
    938,200     U.S. Bancorp                                   26,551
     32,800     United PanAm Financial
                  Corporation+                                    586
    853,414     Washington Federal, Inc.                       21,378
    804,316     Wells Fargo & Company                          46,176
                                                       --------------
                                                              166,371
                                                       --------------
      DIVERSIFIED FINANCIALS - 2.6%
    990,700     Charles Schwab Corporation                      8,698
    263,700     Citigroup Inc.                                 11,627
     35,700     Countrywide Financial
                  Corporation**                                 2,574
    175,800     Franklin Resources, Inc.                        8,482
     14,032     Piper Jaffray Companies, Inc.+                    572
                                                       --------------
                                                               31,953
                                                       --------------
      INSURANCE - 2.4%
    166,200     RenaissanceRe Holdings Ltd.                     8,808
    286,815     StanCorp Financial Group, Inc.                 20,163
                                                       --------------
                                                               28,971
                                                       --------------
                Total Financials                              227,295
                                                       --------------
    HEALTH CARE - 11.7%

      HEALTH CARE EQUIPMENT & SERVICES - 4.5%
    202,300     Applera Corporation-Applied
                  Biosystems Group                              4,186
    159,400     Caremark Rx, Inc.+**                            4,862
     90,060     Health Net, Inc.+                               2,173
  1,484,400     OraSure Technologies, Inc.+                    11,504
     96,400     ResMed Inc.+                                    4,724
    727,363     SonoSite, Inc.+                                16,569
    158,100     Varian Medical Systems, Inc.+**                10,910
                                                       --------------
                                                               54,928
                                                       --------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 7.2%
    216,000     Allergan, Inc.**                               16,338
    289,739     Amgen, Inc.+                                   16,480
     45,700     Amylin Pharmaceuticals, Inc.+                     941
  1,349,400     Corixa Corporation+**                           6,099
    369,500     Dendreon Corporation+                           3,403
    478,375     EDEN Bioscience Corporation+                      230
    218,000     Genentech, Inc.+                               10,612
    229,720     ICOS Corporation+**                             5,527
     86,000     Neurocrine Biosciences, Inc.+                   4,005
    484,400     Pfizer Inc.                                    15,482

WEST COAST EQUITY FUND
JULY 31, 2004 (UNAUDITED)

                                                           VALUE
       SHARES                                              (000S)
      --------                                            -------

COMMON STOCKS (CONTINUED)

    HEALTH CARE (CONTINUED)

      PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
     293,000    Watson Pharmaceuticals, Inc.+          $        7,387
                                                       --------------
                                                               86,504
                                                       --------------
                Total Health Care                             141,432
                                                       --------------
    INDUSTRIALS - 15.5%

      CAPITAL GOODS - 12.0%
    620,033     Boeing Company                                 31,467
    185,300     Cascade Corporation                             5,424
    224,300     Dionex Corporation+                            10,585
    464,130     Electro Scientific Industries,
                  Inc.+                                        11,951
    761,000     Greenbrier Companies, Inc.                     17,465
    273,400     Northrop Grumman Corporation                   14,381
    515,987     PACCAR Inc.                                    30,938
    227,450     Precision Castparts Corporation                12,812
    167,000     Simpson Manufacturing Company,
                  Inc.                                          9,354
                                                       --------------
                                                              144,377
                                                       --------------
      COMMERCIAL SERVICES & SUPPLIES - 1.1%
    471,000     Robert Half International
                  Inc.**                                       13,103
                                                       --------------
      TRANSPORTATION - 2.4%
    371,110     Alaska Air Group, Inc.+**                       7,730
    468,820     Expeditors International of
                  Washington, Inc.**                           21,758
                                                       --------------
                                                               29,488
                                                       --------------
                Total Industrials                             186,968
                                                       --------------
    INFORMATION TECHNOLOGY - 17.3%

      COMMUNICATIONS EQUIPMENT - 1.3%
    740,200     Cisco Systems, Inc.+                           15,441
                                                       --------------
      COMPUTERS & PERIPHERALS - 2.1%
  1,220,900     Advanced Digital Information
                  Corporation+                                 10,890
    647,000     Hewlett-Packard Company                        13,037
    117,800     InFocus Corporation+                            1,044
                                                       --------------
                                                               24,971
                                                       --------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
    459,935     Microvision, Inc.+**                            2,594
    507,700     Tektronix, Inc.                                15,434
     20,600     Trimble Navigation Ltd.+                          572
                                                       --------------
                                                               18,600
                                                       --------------
      INTERNET SOFTWARE & SERVICES - 0.6%
   1,821,600    Primus Knowledge Solutions,
                  Inc.+                                         1,931
     959,000    WatchGuard Technologies, Inc.+                  5,054
                                                       --------------
                                                                6,985
                                                       --------------



                                                           VALUE
       SHARES                                             (000S)
      --------                                            -------

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
    268,200     Applied Materials, Inc.+                        4,551
    425,200     Credence Systems Corporation+**        $        3,810
    324,825     FEI Company+                                    6,532
    780,400     Intel Corporation                              19,026
     96,300     KLA-Tencor Corporation+**                       3,969
    752,480     Lattice Semiconductor
                  Corporation+                                  3,687
    501,400     LSI Logic Corporation+                          2,552
  1,097,400     Pixelworks, Inc.+**                            10,744
    477,140     TriQuint Semiconductor, Inc.+                   1,933
                                                       --------------
                                                               56,804
                                                       --------------
      SOFTWARE - 7.1%
    440,600     Actuate Corporation+                            1,586
    335,000     Adobe Systems Inc.                             14,130
     68,800     Electronic Arts Inc.+                           3,449
    351,450     Fair Isaac Corporation                         10,044
  1,399,778     Microsoft Corporation                          39,838
    298,300     Quest Software, Inc.+                           3,597
    437,708     RadiSys Corporation+                            5,432
    338,300     Siebel Systems, Inc.+                           2,727
     71,100     SupportSoft, Inc.+                                626
    292,900     Sybase, Inc.+                                   4,268
                                                       --------------
                                                               85,698
                                                       --------------
                Total Information Technology                  208,498
                                                       --------------
    MATERIALS - 3.8%
    679,230     Oregon Steel Mills, Inc.+                      10,528
    590,640     Schnitzer Steel Industries,
                  Inc., Class A                                18,269
    285,700     Weyerhaeuser Company                           17,713
                                                       --------------
                Total Materials                                46,510
                                                       --------------

                Total Common Stocks
                 (Cost $870,595)                            1,118,286
                                                       --------------

REAL ESTATE INVESTMENT TRUSTS - 2.4%
    181,400     AMB Property Corporation                        6,375
    550,200     Plum Creek Timber Company, Inc.                17,265
    128,700     Shurgard Storage Centers,
                  Inc., Class A                                 4,762
                                                       --------------

                Total Real Estate Investment
                  Trusts
                  (Cost $23,961)                               28,402
                                                       --------------

WEST COAST EQUITY FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                              (000S)
     ----------                                            -------

REPURCHASE AGREEMENT - 5.0%
    (Cost $60,954)
   $  60,954    Agreement with Credit Suisse
                  First Boston Corporation,
                  1.270% dated 07/30/2004, to
                  be repurchased at
                  $60,960,000 on 08/02/2004
                  (Collateralized by U.S.
                  Treasury Bonds, having
                  various interest rates and
                  maturities, market value
                  $62,196,000)                         $       60,954
                                                       --------------

SHORT-TERM INVESTMENT - 3.8%
    (Cost $45,561)
      45,561    Mellon GSL DBT II
                  Collateral Fund++                            45,561
                                                       --------------

TOTAL INVESTMENTS (Cost $1,001,071*)       103.8%           1,253,203

OTHER ASSETS AND LIABILITIES (Net)          (3.8)             (45,484)
                                          ------       --------------

NET ASSETS                                 100.0%      $    1,207,719
                                          ======       ==============
 ---------------------
     *  Aggregate cost for federal tax purposes.
    **  Some or all of these securities are on loan at July
        31, 2004, and have an aggregate market value of $44,709,000, representing 3.7% of the total net assets of the Fund (Collateral Value $45,561,000).
     +  Non-income producing security.
    ++ Represents investment purchased with cash collateral for securities loaned.

PORTFOLIO of INVESTMENTS
MID CAP STOCK FUND
JULY 31, 2004 (UNAUDITED)

                                                            VALUE
       SHARES                                              (000S)
      --------                                             -------

COMMON STOCKS - 90.2%

    CONSUMER DISCRETIONARY - 15.2%

      AUTOMOBILES & COMPONENTS - 1.9%
    129,000     Magna International Inc.,
                  Class A                              $       10,385
    62,800      Superior Industries
                  International, Inc.**                         2,053
                                                       --------------
                                                               12,438
                                                       --------------
      CONSUMER DURABLES & APPAREL - 4.3%
    407,500     Jones Apparel Group, Inc.                      15,220
    737,500     Mattel, Inc.                                   12,921
                                                       --------------
                                                               28,141
                                                       --------------
      HOTELS, RESTAURANTS & LEISURE - 3.3%
    50,000      Mandalay Resort Group                           3,375
    138,000     Papa John's International,
                  Inc.+**                                       4,191
    357,000     Yum! Brands, Inc.                              13,705
                                                       --------------
                                                               21,271
                                                       --------------
      RETAILING - 5.7%
    295,200     Neiman Marcus Group Inc.,
                  Class A**                                    16,103
    471,500     Tiffany & Company                              16,856
    121,000     Weight Watchers International,
                  Inc.+                                         4,688
                                                       --------------
                                                               37,647
                                                       --------------
                Total Consumer Discretionary                   99,497
                                                       --------------
    CONSUMER STAPLES - 4.4%

      FOOD, BEVERAGE & TOBACCO - 3.1%
    304,750     Dean Foods Company+                            11,270
    180,000     Hershey Foods Corporation**                     8,719
                                                       --------------
                                                               19,989
                                                       --------------
      HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
    199,000     Estee Lauder Companies Inc.,
                  Class A                                       8,736
                                                       --------------
                Total Consumer Staples                         28,725
                                                       --------------
    ENERGY - 7.9%
    327,500     Baker Hughes Inc.**                            13,198
    186,000     Devon Energy Corporation                       12,925
    317,500     Nabors Industries Ltd.+**                      14,764
    234,500     Tidewater Inc.                                  7,117
    106,500     Unocal Corporation                              4,128
                                                       --------------
                Total Energy                                   52,132
                                                       --------------
    FINANCIALS - 17.7%

      BANKS - 5.4%
    295,550     GreenPoint Financial
                  Corporation                                  12,008
    121,400     North Fork Bancorporation,
                  Inc.**                                        4,741
    233,800     TCF Financial Corporation**                    14,121
    194,400     Washington Federal, Inc.                        4,870
                                                       --------------
                                                               35,740
                                                       --------------

                                                           VALUE
       SHARES                                             (000S)
      --------                                            -------

      DIVERSIFIED FINANCIALS - 5.4%
    392,300     A.G. Edwards, Inc.                     $       12,750
    176,400     Ambac Financial Group, Inc.**                  12,544
    137,750     Countrywide Financial
                  Corporation                                   9,932
                                                       --------------
                                                               35,226
                                                       --------------
      INSURANCE - 6.9%
    378,820     Fidelity National Financial,
                  Inc.                                         13,732
    521,700     HCC Insurance Holdings, Inc.                   15,808
    132,500     MGIC Investment Corporation**                   9,407
    148,800     PMI Group, Inc.**                               6,135
                                                       --------------
                                                               45,082
                                                       --------------
                Total Financials                              116,048
                                                       --------------
    HEALTH CARE - 10.1%

      HEALTH CARE EQUIPMENT & SERVICES - 8.4%
    180,900     AmerisourceBergen Corporation**                 9,780
    258,900     Covance Inc.+                                   9,499
    190,900     Express Scripts, Inc., Class  A+**             12,523
    539,682     IMS Health Inc.                                13,082
    225,400     Universal Health Services,
                  Inc., Class B                                10,258
                                                       --------------
                                                               55,142
                                                       --------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 1.7%
    756,225     Mylan Laboratories Inc.                        11,207
                                                       --------------
                Total Health Care                              66,349
                                                       --------------
    INDUSTRIALS - 10.3%

      CAPITAL GOODS - 6.4%
    480,800     Federal Signal Corporation                      8,178
    319,100     Lincoln Electric Holdings, Inc.                10,853
     48,900     Lockheed Martin Corporation                     2,591
    155,400     PACCAR Inc.                                     9,318
    254,700     Teleflex Inc.                                  11,321
                                                       --------------
                                                               42,261
                                                       --------------
      COMMERCIAL SERVICES & SUPPLIES - 2.7%
     97,300     HNI Corporation                                 3,936
    485,800     Republic Services, Inc.                        13,894
                                                       --------------
                                                               17,830
                                                       --------------
      TRANSPORTATION - 1.2%
    368,500     Alaska Air Group, Inc.+                         7,676
                                                       --------------
                Total Industrials                              67,767
                                                       --------------
    INFORMATION TECHNOLOGY - 14.6%

      COMPUTERS & PERIPHERALS - 1.5%
    500,000     Electronics for Imaging,
                  Inc.+**                                      10,035
                                                       --------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
    189,800     Arrow Electronics, Inc.+                        4,491

MID CAP STOCK FUND
JULY 31, 2004 (UNAUDITED)


                                                            VALUE
       SHARES                                              (000S)
      --------                                             -------

COMMON STOCKS (CONTINUED)

    INFORMATION TECHNOLOGY (CONTINUED)

      ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
    147,100     Diebold, Inc.                          $        6,781
                                                       --------------
                                                               11,272
                                                       --------------
      IT SERVICES - 1.8%
    398,500     Acxiom Corporation**                            8,767
    199,300     Convergys Corporation+                          2,639
                                                       --------------
                                                               11,406
                                                       --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
    618,000     Microchip Technology Inc.                      17,903
                                                       --------------
      SOFTWARE - 6.9%
    183,300     Adobe Systems Inc.**                            7,732
    667,700     BMC Software Inc.+                             10,469
    641,300     PeopleSoft Inc.+                               11,556
    561,500     Siebel Systems, Inc.+                           4,526
    423,500     Synopsys, Inc.+**                              10,710
                                                       --------------
                                                               44,993
                                                       --------------
                Total Information Technology                   95,609
                                                       --------------
    MATERIALS - 3.9%
    346,800     Cabot Corporation                              13,206
    258,500     Valspar Corporation                            12,667
                                                       --------------
                Total Materials                                25,873
                                                       --------------
    TELECOMMUNICATION SERVICES - 0.6%
    98,000      United States Cellular
                  Corporation+                                  3,846
                                                       --------------
    UTILITIES - 5.5%
    194,400     FPL Group, Inc.                                13,089
    463,700     NiSource Inc.**                                 9,598
    326,000     Pinnacle West Capital
                  Corporation                                  13,203
                                                       --------------
                Total Utilities                                35,890
                                                       --------------

                Total Common Stocks
                  (Cost $484,907)                             591,736
                                                       --------------

REAL ESTATE INVESTMENT TRUST - 1.7%
    (Cost $9,977)
    369,600     General Growth Properties, Inc.                11,118
                                                       --------------
     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                            -------

REPURCHASE AGREEMENT - 8.3%
    (Cost $54,592)
 $   54,592     Agreement with Credit Suisse
                  First Boston Corporation,
                  1.270% dated 07/30/2004, to
                  be repurchased at
                  $54,598,000 on 08/02/2004
                  (Collateralized by U.S.
                  Treasury Bonds, having
                  various interest rates and
                  maturities, market value
                  $55,705,000)                         $       54,592
                                                       --------------

SHORT-TERM INVESTMENT - 5.4%
    (Cost $35,625)
     35,625     Mellon GSL DBT II
                  Collateral Fund++                            35,625
                                                       --------------

TOTAL INVESTMENTS (Cost $585,101*)         105.6%             693,071

OTHER ASSETS AND LIABILITIES (Net)          (5.6)             (36,895)
                                          ------       --------------

NET ASSETS                                 100.0%      $      656,176
                                          ======       ==============
 ---------------------
       *  Aggregate cost for federal tax purposes.
      **  Some or all of these securities are on loan at July
          31, 2004, and have an aggregate market value of $34,305,000, representing 5.2% of the total net assets of the Fund (Collateral Value $35,625,000).
       +  Non-income producing security.
      ++ Represents investment purchased with cash collateral for securities loaned.

PORTFOLIO of INVESTMENTS
GROWTH FUND
JULY 31, 2004 (UNAUDITED)




                                                          VALUE
       SHARES                                             (000S)
      --------                                           -------

COMMON STOCKS - 94.5%

    CONSUMER DISCRETIONARY - 15.0%

      CONSUMER DURABLES & APPAREL - 0.4%
          37,000     Coach, Inc.+                      $        1,583
          62,470     NIKE Inc., Class B                         4,542
                                                       --------------
                                                                6,125
                                                       --------------
      HOTELS, RESTAURANTS & LEISURE - 2.2%
         196,700     Carnival Corporation                       9,168
         281,615     Hilton Hotels Corporation                  5,021
          47,500     Marriott International, Inc.,
                       Class A                                  2,318
         142,330     McDonald's Corporation                     3,914
         259,875     Royal Caribbean Cruises Ltd.**            11,110
                                                       --------------
                                                               31,531
                                                       --------------
      MEDIA - 7.8%
          34,744     Cablevision Systems
                       Corporation-New York Group,
                       Class A+**                                 607
         237,600     Clear Channel Communications,
                       Inc.                                     8,482
         836,700     Comcast Corporation, Special
                       Class A+**                              22,424
          71,500     Cox Communications Inc., Class
                       A+**                                     1,972
         384,470     Gemstar-TV Guide
                       International, Inc.+                     1,784
         401,181     Liberty Media Corporation,
                       Class A+                                 3,402
         320,600     News Corporation Ltd.,
                       Sponsored ADR**                         10,868
          73,200     Omnicom Group Inc.                         5,272
       1,512,740     Time Warner Inc.+                         25,187
         212,135     Univision Communications Inc.,
                       Class A+                                 6,145
         662,515     Viacom Inc., Class B                      22,254
         102,000     XM Satellite Radio Holdings
                       Inc., Class A+**                         2,692
                                                       --------------
                                                              111,089
                                                       --------------
      RETAILING - 4.6%
          52,700     Bed Bath & Beyond Inc.+                    1,865
          51,400     Best Buy Company, Inc.                     2,475
          46,900     Chico's FAS, Inc.+**                       1,964
          32,100     eBay Inc.+                                 2,514
         102,400     Federated Department Stores,
                       Inc.                                     4,907
         392,900     Gap, Inc.**                                8,919
         198,710     Home Depot, Inc.                           6,701
          65,900     J.C. Penney Company, Inc.
                       (Holding Company)                        2,636
          68,800     Lowe's Companies, Inc.                     3,352
         101,700     PETsMART, Inc.                             3,154
         333,685     Staples, Inc.                              9,637
         374,085     Target Corporation                        16,310
                                                       --------------
                                                               64,434
                                                       --------------
                     Total Consumer Discretionary             213,179
                                                       --------------
    CONSUMER STAPLES - 7.5%

      FOOD & STAPLES RETAILING - 2.0%
         311,040     Costco Wholesale Corporation              12,647
          54,000     Sysco Corporation                          1,860
         184,200     Wal-Mart Stores Inc.                       9,765
         132,500     Walgreen Company                           4,823
                                                       --------------
                                                               29,095
                                                       --------------

                                                          VALUE
       SHARES                                             (000S)
      --------                                           -------
      FOOD, BEVERAGE & TOBACCO - 3.2%
          57,000     Altria Group, Inc.                $        2,713
         292,700     Anheuser-Busch Companies, Inc.            15,191
          36,500     Bunge Ltd.**                               1,465
         125,100     Coca-Cola Company                          5,487
          46,600     Hershey Foods Corporation                  2,257
         368,900     PepsiCo Inc.                              18,445
                                                       --------------
                                                               45,558
                                                       --------------
      HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
          69,275     Alberto-Culver Company, Class B            3,229
          56,800     Avon Products, Inc.                        2,443
          92,900     Clorox Company                             4,624
         133,600     Estee Lauder Companies Inc.,
                       Class A                                  5,865
          34,100     Kimberly-Clark Corporation                 2,185
         269,900     Procter & Gamble Company                  14,075
                                                       --------------
                                                               32,421
                                                       --------------
                     Total Consumer Staples                   107,074
                                                       --------------
    ENERGY - 5.1%
          39,000     Amerada Hess Corporation                   3,251
         105,000     BJ Services Company+                       5,214
         118,000     Burlington Resources Inc.                  4,504
         101,900     EnCana Corporation**                       4,516
          17,700     EOG Resources, Inc.                        1,125
         542,085     Exxon Mobil Corporation                   25,099
         224,390     Halliburton Company                        7,124
         134,637     Kinder Morgan Management LLC+              5,089
          33,900     Murphy Oil Corporation**                   2,622
         107,700     Schlumberger Ltd.                          6,927
          10,300     Smith International, Inc.+                   600
          60,000     Total SA, Sponsored ADR                    5,841
                                                       --------------
                     Total Energy                              71,912
                                                       --------------
    FINANCIALS - 9.0%

      DIVERSIFIED FINANCIALS - 6.9%
         487,980     American Express Company**                24,521
          54,200     Bear Stearns Companies Inc.**              4,521
         556,799     Citigroup Inc.                            24,549
          44,445     Fannie Mae                                 3,154
         379,440     J.P. Morgan Chase & Company               14,165
          71,400     MBNA Corporation                           1,763
          49,500     Merrill Lynch & Company, Inc.              2,461
         389,830     Morgan Stanley                            19,230
          81,825     SLM Corporation                            3,103
                                                       --------------
                                                               97,467
                                                       --------------
      INSURANCE - 2.1%
          82,680      Allstate Corporation                      3,893
         204,600     American International Group
                       Inc.                                    14,455
          15,400     Chubb Corporation                          1,059
          11,700     Progressive Corporation                      897
         152,800     Prudential Financial, Inc.                 7,114
          30,900     XL Capital Ltd., Class A                   2,184
                                                       --------------
                                                               29,602
                                                       --------------
                     Total Financials                         127,069
                                                       --------------

GROWTH FUND
JULY 31, 2004 (UNAUDITED)




                                                          VALUE
       SHARES                                             (000S)
      --------                                           -------

COMMON STOCKS (CONTINUED)

    HEALTH CARE - 17.8%

      HEALTH CARE EQUIPMENT & SERVICES - 6.3%
          46,700     Alcon, Inc.                       $        3,577
          23,400     Anthem, Inc.+                              1,930
         119,000     Applera Corporation-Applied
                       Biosystems Group                         2,462
          74,405     Biomet, Inc.                               3,273
         129,700     Boston Scientific Corporation+             4,962
         241,085     Caremark Rx, Inc.+**                       7,353
          41,615     Guidant Corporation                        2,302
          48,800     Invitrogen Corporation+**                  2,561
          20,800     Kinetic Concepts, Inc.+                      934
         544,190     Medtronic, Inc.                           27,030
         177,600     Millipore Corporation+                     9,358
          37,300     St. Jude Medical, Inc.+                    2,541
          95,100     Stryker Corporation                        4,535
         125,220     UnitedHealth Group Inc.                    7,876
          48,000     Varian Medical Systems, Inc.+              3,313
          39,700     Waters Corporation+                        1,742
          51,200     Zimmer Holdings, Inc.+                     3,907
                                                       --------------
                                                               89,656
                                                       --------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 11.5%
         404,650     Amgen, Inc.+                              23,017
         137,600     Biogen Idec Inc.+                          8,256
          59,600     Digene Corporation+                        2,035
         241,125     Eli Lilly & Company                       15,364
         204,860     Genentech, Inc.+                           9,973
         102,900     Gilead Sciences, Inc.+                     6,651
         348,800     Johnson & Johnson                         19,278
           8,400     Martek Biosciences Corporation+              398
          60,000     Medimmune, Inc.+                           1,382
         191,763     Merck & Company, Inc.                      8,696
         243,368     Novartis AG+                              10,891
       1,229,250     Pfizer Inc.                               39,287
          71,000     Pharmaceutical Product
                     Development, Inc.+                         2,489
          36,593     Roche Holding AG-Genusschein               3,618
         373,162     Teva Pharmaceutical Industries
                     Ltd., Sponsored ADR**                     11,046
                                                       --------------
                                                              162,381
                                                       --------------
                     Total Health Care                        252,037
                                                       --------------
    INDUSTRIALS - 12.0%

      CAPITAL GOODS - 8.9%
          36,500     3M Company                                 3,006
       1,707,275     General Electric Company                  56,767
         155,800     Honeywell International Inc.               5,859
         120,800     Ingersoll-Rand Company, Class A            8,298
          43,500     ITT Industries, Inc.                       3,478
         136,700     Lockheed Martin Corporation                7,244
          89,200     Northrop Grumman Corporation               4,692
         692,460     Tyco International Ltd.**                 21,466
         160,330     United Technologies Corporation           14,991
                                                       --------------
                                                              125,801
                                                       --------------
      COMMERCIAL SERVICES & SUPPLIES - 0.9%
         104,300     Cendant Corporation                        2,386
          46,400     Manpower Inc.                              2,021

                                                          VALUE
       SHARES                                             (000S)
      --------                                           -------
          40,200     Paychex, Inc.                     $        1,235
         261,900     Waste Management Inc.                      7,370
                                                       --------------
                                                               13,012
                                                       --------------
      TRANSPORTATION - 2.2%
          84,200     Expeditors International of
                       Washington, Inc.**                       3,908
         202,520     FedEx Corporation**                       16,582
         114,100     Norfolk Southern Corporation               3,045
         102,000     United Parcel Service, Inc.,
                       Class B                                  7,340
                                                       --------------
                                                               30,875
                                                       --------------
                     Total Industrials                        169,688
                                                       --------------
    INFORMATION TECHNOLOGY - 25.3%

      COMMUNICATIONS EQUIPMENT - 4.8%
          72,900     Avaya Inc.+                                1,068
       1,638,140     Cisco Systems, Inc.+                      34,172
          41,970     Crown Castle International
                       Corporation+                               593
          46,900     Juniper Networks, Inc.+                    1,077
         562,000     Lucent Technologies Inc.+**                1,714
         980,800     Motorola, Inc.                            15,624
         698,318     Nokia Oyj, Sponsored ADR**                 8,114
          74,800     QUALCOMM Inc.                              5,167
                                                       --------------
                                                               67,529
                                                       --------------
      COMPUTERS & PERIPHERALS - 3.9%
         529,685     Dell Computer Corporation+                18,788
         199,600     EMC Corporation+                           2,190
         249,300     International Business
                       Machines Corporation                    21,706
         139,855     Lexmark International, Inc.+              12,377
                                                       --------------
                                                               55,061
                                                       --------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
         240,500     Agilent Technologies, Inc.+                5,726
         316,800     Flextronics International
                       Ltd.+**                                  3,982
          67,000     L-3 Communications Holdings, Inc.          4,097
         170,300     PerkinElmer, Inc.                          2,994
         173,100     Tektronix, Inc.                            5,262
          69,300     Thermo Electron Corporation+               1,783
         198,700     Vishay Intertechnology, Inc.+**            3,080
                                                       --------------
                                                               26,924
                                                       --------------
      INTERNET SOFTWARE & SERVICES - 2.0%
          66,830     Symantec Corporation+**                    3,125
         820,185     Yahoo! Inc.+                              25,262
                                                       --------------
                                                               28,387
                                                       --------------
      IT SERVICES - 0.1%
          77,000     Cognizant Technology Solutions
                       Corporation+                             2,121
                                                       --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
         101,600     Analog Devices, Inc.                       4,034
         457,115     Applied Materials, Inc.+                   7,757
          21,700     Broadcom Corporation, Class A+               767
         155,200     Cypress Semiconductor
                       Corporation+**                           1,760

GROWTH FUND
JULY 31, 2004 (UNAUDITED)




                                                          VALUE
       SHARES                                             (000S)
      --------                                           -------
COMMON STOCKS (CONTINUED)

    INFORMATION TECHNOLOGY (CONTINUED)

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
       1,013,650     Intel Corporation                 $       24,713
          27,300     Linear Technology Corporation              1,067
          33,700     Marvell Technology Group Ltd.+               783
          44,000     Microchip Technology Inc.                  1,275
          47,895     Samsung Electronics Company
                       Ltd., GDR**                              8,539
         616,070     Texas Instruments Inc.                    13,141
          32,600     Xilinx, Inc.                                 959
                                                       --------------
                                                               64,795
                                                       --------------
      SOFTWARE - 8.0%
         247,400     Adobe Systems Inc.                        10,435
          64,700     Amdocs Ltd.+                               1,404
         247,500     Cadence Design Systems, Inc.+**            3,334
         217,100     Citrix Systems, Inc.+                      3,825
         171,225     Electronic Arts Inc.+                      8,584
          81,435     Intuit Inc.+                               3,049
          14,200     Mercury Interactive
                       Corporation+                               519
       2,242,965     Microsoft Corporation                     63,835
         132,900     Novell, Inc.+**                              909
         135,700     Oracle Corporation+                        1,426
          25,000     Red Hat, Inc.+                               428
         285,300     SAP AG, Sponsored ADR                     11,415
         226,300     VERITAS Software Corporation+              4,313
                                                       --------------
                                                              113,476
                                                       --------------
                     Total Information Technology             358,293
                                                       --------------
    MATERIALS - 2.4%
          99,100     Air Products & Chemicals, Inc.             5,129
          79,000     Alcoa Inc.                                 2,530
          62,500     Dow Chemical Company                       2,493
          73,100     E.I. du Pont de Nemours &
                       Company                                  3,134
          24,400     Monsanto Company                             885
          25,550     Phelps Dodge Corporation**                 1,991
         330,900     Praxair, Inc.                             13,054
          48,320      Rio Tinto PLC, Sponsored ADR**            5,067
                                                       --------------
                     Total Materials                           34,283
                                                       --------------
    TELECOMMUNICATION SERVICES - 0.4%
           4,400     Mobile Telesystems OJSC,
                       Sponsored ADR                              515
         140,900     Telefonos de Mexico SA de CV,
                       Class L, Sponsored ADR                   4,351
           6,000       VimpelCom, Sponsored ADR+                  525
                                                       --------------
                     Total Telecommunication
                       Services                                 5,391
                                                       --------------
                     Total Common Stocks
                     (Cost $1,280,173)                      1,338,926
                                                       --------------

PREFERRED STOCK - 0.1%
    (Cost $2,026)
          61,300     News Corporation Ltd.,
                       Sponsored ADR**                          1,948
                                                       --------------



                                                          VALUE
       SHARES                                             (000S)
      --------                                           -------

U.S.GOVERNMENT AGENCY DISCOUNT NOTE - 1.4%
    (Cost $18,999)

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 1.4%
    $     19,000     1.280% due 08/02/2004++           $       18,999
                                                       --------------

COMMERCIAL PAPER - 0.7%
    (Cost $10,500)

    10,500           Prudential Funding Corporation,
                       1.290% due 08/02/2004++                 10,500
                                                       --------------

REPURCHASE AGREEMENT - 3.0%
    (Cost $42,393)
          42,393     Agreement with Credit Suisse
                     First Boston Corporation,
                     1.270% dated 07/30/2004, to
                     be repurchased at
                     $42,393,000 on 08/02/2004
                     (Collateralized by U.S.
                     Treasury Bonds, having
                     various interest rates and
                     maturities, market value
                     $43,257,000)                              42,393
                                                       --------------

SHORT-TERM INVESTMENT - 8.0%
    (Cost $112,541)
         112,541     Mellon GSL DBT II
                       Collateral Fund+++                     112,541
                                                       --------------

TOTAL INVESTMENTS (Cost $1,466,632*)       107.7%           1,525,307

OTHER ASSETS AND LIABILITIES (Net)          (7.7)            (108,973)
                                          ------       --------------

NET ASSETS                                 100.0%      $    1,416,334
                                          ======       ==============
 ---------------------
       *  Aggregate cost for federal tax purposes.
      **  Some or all of these securities are on loan at July
          31, 2004, and have an aggregate market value of $108,238,000, representing 7.6% of the total net assets of the Fund (Collateral Value $112,541,000).
       +  Non-income producing security.
      ++  Rate represents annualized yield at date of purchase.
     +++ Represents investment purchased with cash collateral for securities loaned.

GROWTH FUND
JULY 31, 2004 (UNAUDITED)

                SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                  FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                             CONTRACTS TO RECEIVE
                                    (000S)
                        ----------------------------------
                                                                 NET
                                                             UNREALIZED
            EXPIRATION   LOCAL       VALUE IN   IN EXCHANGE (DEPRECIATION)
               DATE     CURRENCY       U.S. $   FOR U.S. $   OF CONTRACTS
            ----------  ----------   --------   ----------  --------------
            08/06/2004  EUR    300        361          371  $          (10)
            10/15/2004  EUR    130        156          160              (4)
                                                            --------------
                                                            $          (14)
                                                            --------------

                  FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                             CONTRACTS TO DELIVER
                                   (000s)
                        ----------------------------------
                                                                 NET
                                                              UNREALIZED
                                                             APPRECIATION/
            EXPIRATION   LOCAL       VALUE IN   IN EXCHANGE (DEPRECIATION)
               DATE      CURRENCY      U.S. $   FOR U.S. $   OF CONTRACTS
            ----------  ----------   --------   ----------  --------------
            08/06/2004  EUR    350        421          437  $           16
            09/27/2004  EUR  1,175      1,414        1,428              14
            10/15/2004  EUR    130        156          154              (2)
                                                            --------------
                                                            $           28
                                                            --------------

           Net Unrealized Appreciation of Forward Foreign
                Currency Contracts .....................    $           14
                                                            ==============


        GLOSSARY OF TERMS

        ADR-  American Depository Receipt
        EUR-  EURO
        GDR-  Global Depository Receipt

PORTFOLIO of INVESTMENTS
SMALL CAP VALUE FUND
JULY 31, 2004 (UNAUDITED)



                                                           VALUE
       SHARES                                              (000S)
      --------                                            -------

COMMON STOCKS - 70.8%

    CONSUMER DISCRETIONARY - 6.7%

      AUTOMOBILES & COMPONENTS - 1.0%
          89,800     Tesma International Inc.,
                       Class A (F)                     $        2,327
                                                       --------------
      CONSUMER DURABLES & APPAREL - 1.9%
          56,600     Kellwood Company                           2,273
          76,700     RC2 Corporation+                           2,408
                                                       --------------
                                                                4,681
                                                       --------------
      MEDIA - 2.3%
          97,100     Carmike Cinemas, Inc.                      3,321
         155,000     Reader's Digest Association, Inc.          2,213
                                                       --------------
                                                                5,534
                                                       --------------
      RETAILING - 1.5%
         205,100     Movie Gallery, Inc.                        3,567
                                                       --------------
                     Total Consumer Discretionary              16,109
                                                       --------------
    CONSUMER STAPLES - 7.4%

      FOOD & STAPLES RETAILING - 1.4%
         127,000     Fresh Del Monte Produce Inc.
                       (F)**                                    3,372
                                                       --------------
      FOOD, BEVERAGE & TOBACCO - 0.9%
         259,000     National Beverage Corporation              2,163
                                                       --------------
      HOUSEHOLD & PERSONAL PRODUCTS - 5.1%
          77,400     Central Garden & Pet Company+              2,196
          62,600     CSS Industries, Inc.                       1,988
          89,500     Del Laboratories, Inc.+                    3,072
         139,400     Jarden Corporation+**                      5,038
                                                       --------------
                                                               12,294
                                                       --------------
                     Total Consumer Staples                    17,829
                                                       --------------
    ENERGY - 10.2%
          88,100     Berry Petroleum Company, Class A           2,666
         124,800     Cimarex Energy Company+                    4,060
         187,600     Comstock Resources, Inc.+                  3,947
         106,400     Patina Oil & Gas Corporation               3,138
         160,600     Plains Exploration &
                       Production Company+                      3,348
         101,200     St. Mary Land & Exploration
                       Company                                  3,472
          84,600     Stone Energy Corporation+                  3,827
                                                       --------------
                     Total Energy                              24,458
                                                       --------------
    FINANCIALS - 10.5%

      BANKS - 7.1%
         178,500     Dime Community Bancshares                  2,967
         189,200     Flagstar Bancorp, Inc.**                   3,721
         125,900     Harbor Florida Bancshares, Inc.            3,625
         143,300     Oriental Financial Group Inc.              3,647
         146,800     U.S.B. Holding Company, Inc.               3,039
                                                       --------------
                                                               16,999
                                                       --------------

                                                           VALUE
       SHARES                                              (000S)
      --------                                            -------
      INSURANCE - 3.4%
          80,600     Navigators Group, Inc.+           $        2,418
         107,500     Stewart Information Services
                       Corporation                              3,811
         191,200     Universal American Financial
                       Corporation+                             2,074
                                                       --------------
                                                                8,303
                                                       --------------
                     Total Financials                          25,302
                                                       --------------
    HEALTH CARE - 3.8%

      HEALTH CARE EQUIPMENT & SERVICES - 3.8%
          70,200     Biosite Inc.+**                            3,102
         640,600     Gene Logic Inc.+                           2,492
         141,100     Owens & Minor, Inc.                        3,622
                                                       --------------
                     Total Health Care                          9,216
                                                       --------------
    INDUSTRIALS - 16.5%

      CAPITAL GOODS - 5.8%
         113,600     Cubic Corporation                          2,300
         116,900     DRS Technologies, Inc.+                    4,176
          44,000     Esterline Technologies
                       Corporation+                             1,381
         147,000     Griffon Corporation+                       3,083
         133,900     Lennox International Inc.                  2,359
          23,700     Triumph Group, Inc.+                         782
                                                       --------------
                                                               14,081
                                                       --------------
      COMMERCIAL SERVICES & SUPPLIES - 3.5%
         176,600     Duratek Inc.+                              2,517
          48,500     ESCO Technologies Inc.+                    2,553
         638,800     PRG-Schultz International, Inc.+           3,251
                                                       --------------
                                                                8,321
                                                       --------------
      TRANSPORTATION - 7.2%
         133,000     Alaska Air Group, Inc.+                    2,770
         953,800     Atlantic Coast Airlines
                       Holdings, Inc.+**                        3,501
         159,900     Dampskibsselskabet Torm A/S,
                       ADR**                                    3,750
         108,200     Genesee & Wyoming Inc., Class A+           2,510
         198,000     OMI Corporation                            2,881
          57,500     Stelmar Shipping Ltd. (F)                  1,923
                                                       --------------
                                                               17,335
                                                       --------------
                     Total Industrials                         39,737
                                                       --------------
    INFORMATION TECHNOLOGY - 6.1%

      COMPUTERS & PERIPHERALS - 1.9%
         209,400     Hutchinson Technology Inc.+**              4,663
                                                       --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
         197,500     DuPont Photomasks, Inc.+**                 3,227
                                                       --------------
      SOFTWARE - 2.9%
       1,594,300     Atari, Inc.+                               2,934
         579,600     Geac Computer Corporation Ltd.
                       (F)+                                     3,953
                                                       --------------
                                                                6,887
                                                       --------------
                     Total Information Technology              14,777
                                                       --------------

SMALL CAP VALUE FUND
JULY 31, 2004 (UNAUDITED)



                                                           VALUE
       SHARES                                              (000S)
      --------                                            -------

COMMON STOCKS (CONTINUED)

    MATERIALS - 6.1%
         112,000     Albemarle Corporation             $        3,450
         109,400     Headwaters Inc.+                           3,035
         126,600     Metal Management, Inc.+                    2,455
          89,700     Quaker Chemical Corporation                2,233
         439,900     Randgold Resources Ltd., ADR+              3,611
                                                       --------------
                     Total Materials                           14,784
                                                       --------------
    TELECOMMUNICATION SERVICES - 1.5%
         200,100     Asia Satellite
                       Telecommunications Holdings
                       Ltd., Sponsored ADR                      3,544
                                                       --------------
    UTILITIES - 2.0%
          53,000     Energen Corporation                        2,509
          71,400     Suburban Propane Partners LP**             2,325
                                                       --------------
                     Total Utilities                            4,834
                                                       --------------

                     Total Common Stocks
                     (Cost $173,861)                          170,590
                                                       --------------

CANADIAN INCOME TRUSTS - 9.9%
         202,200     Bonavista Energy Trust**                   3,629
         275,600     Clean Power Income Fund                    1,866
         286,500     Connors Brothers Income Fund               3,449
          73,500     Fording Canadian Coal Trust                3,440
         189,500     Labrador Iron Ore Royalty Trust            2,502
         126,500     Peyto Energy Trust**                       3,194
         226,800     TimberWest Forest Corporation              2,203
         262,000     Vermilion Energy Trust**                   3,641
                                                       --------------
                     Total Canadian Income Trusts
                     (Cost $22,946)                            23,924
                                                       --------------

REAL ESTATE INVESTMENT TRUSTS - 7.1%
          41,800     Alexandria Real Estate
                       Equities, Inc.                           2,512
         146,700     Cedar Shopping Centers Inc.                1,815
         130,100     Entertainment Properties Trust             4,600
         366,000     Equity Inns Inc.                           3,320
          58,900     Sovran Self Storage, Inc.                  2,285
         227,500     Winston Hotels, Inc.                       2,502
                                                       --------------

                     Total Real Estate Investment
                       Trusts
                       (Cost $17,346)                          17,034
                                                       --------------

     CONTRACTS
      --------

PURCHASED PUT OPTIONS - 3.4%
           7,300     iShares Russell 2000 Index,
                       Expires January 2006 @ $95               4,417
          20,000     Nasdaq 100 Index,
                       Expires January 2006 @ $29               3,750
                                                       --------------

                     Total Purchased Put Options
                     (Cost $8,105)                              8,167
                                                       --------------
     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                           -------

REPURCHASE AGREEMENT - 8.4%
    (Cost $20,265)
    $     20,265     Agreement with Credit Suisse
                     First Boston Corporation,
                     1.270% dated 07/30/2004, to
                     be repurchased at
                     $20,267,000 on 08/02/2004
                     (Collateralized by U.S.
                     Treasury Bonds, having
                     various interest rates and
                     maturities, market value
                     $20,678,000)                      $       20,265
                                                       --------------

SHORT-TERM INVESTMENT - 6.0%
    (Cost $14,582)
          14,582     Mellon GSL DBT II
                       Collateral Fund++                       14,582
                                                       --------------

TOTAL INVESTMENTS (Cost $257,105*)         105.6%             254,562

OTHER ASSETS AND LIABILITIES (Net)          (5.6)             (13,483)
                                          ------       --------------

NET ASSETS                                 100.0%      $      241,079
                                          ======       ==============
 ---------------------
       *  Aggregate cost for federal tax purposes.
      **  Some or all of these securities are on loan at July
          31, 2004, and have an aggregate market value of $14,024,000, representing 5.8% of the total net assets of the Fund (Collateral Value $14,582,000).
       +  Non-income producing security.
      ++ Represents investment purchased with cash collateral for securities loaned.

          GLOSSARY OF TERMS
     ADR  -- American Depository Receipt
     (F)  -- Foreign Shares

PORTFOLIO of INVESTMENTS
SMALL CAP GROWTH FUND
JULY 31, 2004 (UNAUDITED)



                                                            VALUE
       SHARES                                              (000S)
      --------                                             -------

COMMON STOCKS - 99.7%

    CONSUMER DISCRETIONARY - 15.0%

      CONSUMER DURABLES & APPAREL - 1.1%
     157,900    Quiksilver, Inc.+                      $        3,404
                                                       --------------
      HOTELS, RESTAURANTS & LEISURE - 2.4%
     455,100    Intrawest Corporation                           7,373
                                                       --------------
      MEDIA - 3.6%
     736,300    aQuantive, Inc.+                                6,288
      51,600    Getty Images, Inc.+**                           2,819
     917,900    NTN Communications, Inc.+                       2,019
                                                       --------------
                                                               11,126
                                                       --------------
      RETAILING - 7.9%
     223,150    AnnTaylor Stores Corporation+                   5,989
      25,000    Blue Nile, Inc.+                                  704
     326,900    Building Materials Holding
                  Corporation                                   6,546
     227,000    Pacific Sunwear of California,
                  Inc.+                                         4,631
     312,200    West Marine, Inc.+                              6,450
                                                       --------------
                                                               24,320
                                                       --------------
                Total Consumer Discretionary                   46,223
                                                       --------------
    CONSUMER STAPLES - 3.8%

      FOOD & STAPLES RETAILING - 3.8%
     870,600    SunOpta Inc.+                                   6,355
     245,800    United Natural Foods, Inc.+                     5,327
                                                       --------------
                Total Consumer Staples                         11,682
                                                       --------------
    ENERGY - 2.8%
     799,700    Hydrogenics Corporation+                        3,197
     961,500    Quantum Fuel Systems
                  Technologies Worldwide, Inc.+                 5,481
                                                       --------------
                Total Energy                                    8,678
                                                       --------------
    FINANCIALS - 8.6%

      BANKS - 1.4%
      18,000    First Mutual Bancshares, Inc.                     457
     110,400    Frontier Financial Corporation                  3,710
      14,300    Pacific Continental Corporation                   238
                                                       --------------
                                                                4,405
                                                       --------------
      DIVERSIFIED FINANCIALS - 7.2%
     135,300    Affiliated Managers Group,
                  Inc.+**                                       6,212
     232,517    American Capital Strategies
                  Ltd.                                          6,796
     307,500    First Albany Companies Inc.                     2,595
     144,500    Investors Financial Services
                  Corporation**                                 6,601
                                                       --------------
                                                               22,204
                                                       --------------
                Total Financials                               26,609
                                                       --------------

                                                            VALUE
       SHARES                                              (000S)
      --------                                             -------

    HEALTH CARE - 22.4%

      HEALTH CARE EQUIPMENT & SERVICES - 8.1%
     179,900    Accredo Health, Inc.+                  $        5,829
     203,000    Advanced Neuromodulation
                  Systems, Inc.+                                6,506
     204,200    Affymetrix, Inc.+**                             5,515
     313,700    SonoSite, Inc.+                                 7,146
                                                       --------------
                                                               24,996
                                                       --------------
      PHARMACEUTICALS & BIOTECHNOLOGY - 14.3%
     501,900    Antigenics Inc.+**                              3,804
     454,200    Cell Genesys, Inc.+                             3,275
     919,200    Corixa Corporation+**                           4,155
     510,000    Dendreon Corporation+                           4,697
     746,000    Emisphere Technologies, Inc.+                   2,739
     142,200    Medicis Pharmaceutical
                  Corporation,
                    Class A**                                   5,087
     282,700    Myriad Genetics, Inc.+                          3,873
     507,000    Neose Technologies, Inc.+                       3,508
     522,600    Pain Therapeutics, Inc.+                        3,334
     498,400    Pharmacyclics, Inc.+                            4,177
     148,900    Sangamo BioSciences, Inc.+                        564
     281,100    Zymogenetics, Inc.+                             4,559
                                                       --------------
                                                               43,772
                                                       --------------
                Total Health Care                              68,768
                                                       --------------
    INDUSTRIALS - 10.9%

      COMMERCIAL SERVICES & SUPPLIES - 10.9%
     927,700    Digimarc Corporation+                           8,377
     304,800    Euronet Worldwide, Inc.+                        5,486
   1,448,400    Exult Inc.+**                                   7,590
     287,395    First Consulting Group, Inc.+                   1,555
     260,500    Gevity HR, Inc.                                 5,413
     666,900    Wireless Facilities, Inc.+                      4,989
                                                       --------------
                Total Industrials                              33,410
                                                       --------------
    INFORMATION TECHNOLOGY - 32.6% ++

      COMMUNICATIONS EQUIPMENT - 4.5%
     338,300    InterDigital Communications
                  Corporation+                                  6,509
     570,200    REMEC, Inc.+                                    2,669
     262,100    ViaSat, Inc.+                                   4,749
                                                       --------------
                                                               13,927
                                                       --------------
      COMPUTERS & PERIPHERALS - 0.8%
     549,000    Immersion Corporation+                          2,448
                                                       --------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.3%
     269,700    Microvision, Inc.+**                            1,521
     160,500    Photon Dynamics, Inc.+                          4,412
     261,850    Trimble Navigation Ltd.+                        7,272
                                                       --------------
                                                               13,205
                                                       --------------
      INTERNET SOFTWARE & SERVICES - 8.3%
      84,400    Ariba, Inc.+**                                    733
   1,125,200    Corillian Corporation+                          5,570
   4,362,600    Intraware, Inc.+**                              6,457
     843,300    Online Resources Corporation+                   5,456

SMALL CAP GROWTH FUND
JULY 31, 2004 (UNAUDITED)

                                                            VALUE
       SHARES                                              (000S)
      --------                                             -------

COMMON STOCKS (CONTINUED)

    INFORMATION TECHNOLOGY (CONTINUED)

      INTERNET SOFTWARE & SERVICES (CONTINUED)
   1,009,400    Primus Knowledge Solutions,
                  Inc.+                                $        1,070
   1,258,925    SumTotal Systems, Inc.+**                       6,294
                                                       --------------
                                                               25,580
                                                       --------------
      IT SERVICES - 2.0%
     820,000    Lionbridge Technologies, Inc.+                  6,101
                                                       --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
     119,800    FEI Company+**                                  2,409
     253,300    Pixelworks, Inc.+**                             2,480
     100,700    Power Integrations, Inc.+                       2,032
                                                       --------------
                                                                6,921
                                                       --------------
      SOFTWARE - 10.4%
      88,800    ANSYS, Inc.+                                    4,213
   3,521,000    BSQUARE Corporation+                            1,760
     321,489    NetIQ Corporation+                              3,064
     722,700    Nuance Communications Inc.+                     3,173
   1,344,650    ONYX Software Corporation+                      5,500
     594,400    PDF Solutions, Inc.+                            4,880
      25,000    Quest Software, Inc.+                             302
   1,543,000    ScanSoft, Inc.+**                               6,295
     429,600    SkillSoft PLC, ADR+                             2,676
                                                       --------------
                                                               31,863
                                                       --------------
                Total Information Technology                  100,045
                                                       --------------
    MATERIALS - 3.0%
     253,800    Headwaters Inc.+**                              7,040
   1,710,800    Liquidmetal Technologies
                  Inc.+**                                       2,070
                                                       --------------
                Total Materials                                 9,110
                                                       --------------
    TELECOMMUNICATION SERVICES - 0.6%
     123,885    Gilat Satellite Networks Ltd.+                    572
     729,100    Primus Telecommunications
                  Group, Inc.+                                  1,181
                                                       --------------
                Total Telecommunication
                  Services                                      1,753
                                                       --------------

                Total Common Stocks
                  (Cost $356,305)                             306,278
                                                       --------------

     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                              (000S)
     ----------                                            -------

REPURCHASE AGREEMENT - 1.1%
    (Cost $3,386)
 $     3,386    Agreement with Credit Suisse
                  First Boston Corporation,
                  1.270% dated 07/30/2004, to
                  be repurchased at $3,386,000
                  on 08/02/2004
                  (Collateralized by U.S.
                  Treasury Bonds, having
                  various interest rates and
                  maturities, market value
                  $3,455,000)                          $        3,386
                                                       --------------

SHORT-TERM INVESTMENT - 11.9%
    (Cost $36,569)
    36,569      Mellon GSL DBT II
                  Collateral Fund+++                           36,569
                                                       --------------

TOTAL INVESTMENTS (Cost $396,260*)         112.7%             346,233

OTHER ASSETS AND LIABILITIES (Net)         (12.7)             (38,984)
                                          ------       --------------

NET ASSETS                                 100.0%      $      307,249
                                          ======       ==============
 ---------------------
       *  Aggregate cost for federal tax purposes.
      **  Some or all of these securities are on loan at July
          31, 2004, and have an aggregate market value of $32,549,000, representing 10.6% of the total net assets of the Fund (Collateral Value $36,569,000).
       +  Non-income producing security.
      ++ Investments in the Information Technology sector as of July 31, 2004 are 32.6% of the total net assets of the Fund.
     +++ Represents investment purchased with cash collateral for securities loaned.

          GLOSSARY OF TERMS
     ADR  -- American Depository Receipt

PORTFOLIO of INVESTMENTS
INTERNATIONAL GROWTH FUND
JULY 31, 2004 (UNAUDITED)


                                                             VALUE
       SHARES                                               (000S)
      --------                                             -------

COMMON STOCKS - 94.6%

    JAPAN - 21.9% +++
      14,200    ACOM Company, Ltd.                     $          913
      24,410    Advantest Corporation                           1,428
     123,000    AEON Company Ltd.                               4,216
      10,165    Aiful Corporation                                 956
      28,000    Canon Inc.                                      1,367
      66,000    Dai Nippon Printing Company Ltd.                  934
      87,000    Daiwa House Industry Company Ltd.                 904
         210    East Japan Railway Company                      1,144
      37,100    FANUC Ltd.                                      2,137
     246,000    Furukawa Electric Company Ltd.+                 1,002
      17,900    Hirose Electric Company Ltd.                    1,734
      21,900    Honda Motor Company Ltd.                        1,065
      14,700    Hoya Corporation                                1,510
     155,000    Japan Airlines System Corporation+                449
     125,200    Kansai Electric Power Company Inc.              2,280
       4,400    Keyence Corporation                               930
     173,000    Konica Minolta Holdings Inc.                    2,262
      14,600    Kyocera Corporation                             1,127
         302    Millea Holdings, Inc.                           4,444
     163,000    Mitsubishi Corporation                          1,568
     483,000    Mitsubishi Estate Company Ltd.                  5,491
     202,000    Mitsubishi Heavy Industries Ltd.                  527
         398    Mitsubishi Tokyo Financial
                  Group, Inc.                                   3,560
     139,000    Mitsui Fudosan Company Ltd.                     1,544
     479,000    Mitsui Sumitomo Insurance Company Ltd.          4,427
      23,000    Murata Manufacturing Company Ltd.               1,141
     808,000    NEC Corporation                                 5,038
      10,400    Nidec Corporation                                 966
     228,000    Nikko Cordial Corporation                       1,033
     106,000    Nikon Corporation                               1,020
      20,500    Nintendo Company Ltd.                           2,281
     482,000    Nissan Motor Company Ltd.                       5,198
       1,000    Nissin Food Products Company Ltd.                  25
      34,000    Nitto Denko Corporation                         1,422
      42,000    OMRON Corporation                                 899
      22,800    ORIX Corporation                                2,463
      60,000    Ricoh Company, Ltd.                             1,168
      17,200    Rohm Company Ltd.                               1,840
     134,900    Sankyo Company Ltd.                             2,911
     235,000    Sekisui House Ltd.                              2,364
      12,100    Shimamura Company Ltd.**                          879
     159,000    Shionogi & Company Ltd.                         2,837
      22,700    SMC Corporation                                 2,220
     157,000    Sompo Japan Insurance Inc.                      1,548
      37,190    Sony Corporation                                1,305
     398,000    Sumitomo Chemical Company Ltd.                  1,635
         638    Sumitomo Mitsui Financial
                  Group, Inc.**                                 3,841
     150,000    Suzuki Motor Corporation                        2,665
      47,000    Takeda Pharmaceutical Company Ltd.              2,197
      13,100    TDK Corporation                                   905
      79,500    Tokyo Electron Ltd.                             3,887
     407,000    TOKYO GAS Company Ltd.                          1,453
     112,900    Toyota Motor Corporation                        4,538
         848    UFJ Holdings, Inc.                              3,401
      19,600    Unicharm Corporation                            1,027
          96    Yahoo! Japan Corporation+                         761
     136,000    Yamato Transport Company Ltd.                   2,163
                                                       --------------
                                                              114,950
                                                       --------------

                                                           VALUE
       SHARES                                             (000S)
      --------                                            -------

    UNITED KINGDOM - 19.7%
      50,900    Anglo American PLC                     $        1,081
     437,000    ARM Holdings PLC                                  836
     156,400    AstraZeneca PLC                                 6,999
     205,400    AstraZeneca PLC (F)                             9,261
     259,969    BAE SYSTEMS PLC                                 1,010
     106,900    Barclays PLC                                      894
   1,173,600    BG Group PLC                                    7,315
     392,084    BHP Billiton PLC                                3,572
      37,400    Brambles Industries PLC                           145
     370,900    Centrica PLC                                    1,595
      59,500    Compass Group PLC                                 346
     247,800    Diageo PLC                                      3,071
      21,400    GlaxoSmithKline PLC                               435
     303,700    HBOS PLC                                        3,935
     354,800    HSBC Holdings PLC                               5,210
      97,500    Johnston Press PLC                                940
     129,600    Lloyds TSB Group PLC                              972
     426,400    National Grid Group PLC                         3,375
     211,700    Pearson PLC                                     2,373
     102,000    Prudential PLC                                    841
      35,900    Reckitt Benckiser PLC                             982
     389,700    Reed Elsevier PLC                               3,451
     222,000    Rentokill Initial PLC                             573
      67,800    Rio Tinto PLC                                   1,767
     282,100    Royal Bank of Scotland Group PLC                7,931
     449,200    Shell Transport & Trading Company PLC           3,255
     290,740    Smiths Group PLC                                3,859
     178,800    Standard Chartered PLC                          2,957
     194,000    TI Automotive Ltd., Class A+                        0***
     399,800    Unilever PLC                                    3,530
   8,355,119    Vodafone Group PLC                             18,118
      61,600    Wolseley PLC                                      958
     119,500    Xstrata PLC**                                   1,686
                                                       --------------
                                                              103,273
                                                       --------------
    SWITZERLAND - 10.0%
     182,158    ABB Ltd.+                                         984
      19,900    Adecco SA                                         924
     236,782    Compagnie Financiere Richemont
                  AG, A Units                                   6,117
      66,701    Credit Suisse Group+                            2,140
     103,766    Holcim Ltd.                                     5,430
      29,971    Nestle SA                                       7,661
     227,657    Novartis AG                                    10,188
      19,362    Roche Holding AG-Genusschein                    1,914
       2,010    Serono SA                                       1,244
      94,325    Swiss Reinsurance Company                       5,511
      17,781    Swisscom AG                                     5,782
      12,930    Syngenta AG+                                    1,069
      10,500    Synthes, Inc.                                   1,034
      41,956    UBS AG                                          2,807
                                                       --------------
                                                               52,805
                                                       --------------
    FRANCE - 9.7%
      50,200    Accor SA                                        2,132
      12,800    Aventis SA                                        996
     129,200    BNP Paribas SA                                  7,526
     131,000    Bouygues SA++**                                 4,405
      21,200    Carrefour SA                                    1,012
      17,500    Compagnie Generale des Etablissements
                  Michelin, Class B                               973

INTERNATIONAL GROWTH FUND
JULY 31, 2004 (UNAUDITED)




                                                            VALUE
       SHARES                                              (000S)
      --------                                             -------

COMMON STOCKS (CONTINUED)

    FRANCE (CONTINUED)
      28,100    Essilor International SA               $        1,727
      11,200    France Telecom SA                                 278
      43,000    Groupe Danone                                   3,546
      23,498    L'Air Liquide SA                                3,805
      27,700    L'Oreal SA                                      1,986
      29,300    Renault SA                                      2,312
     196,200    Sanofi-Synthelabo SA**                         13,015
      33,300    Schneider Electric SA                           2,119
      17,900    Societe Generale Group                          1,470
      69,300    STMicroelectronics NV                           1,288
      14,600    STMicroelectronics NV (F)                         272
      93,200    Vivendi Universal SA+                           2,331
                                                       --------------
                                                               51,193
                                                       --------------
    NETHERLANDS - 8.4%
     255,840    ABN AMRO Holding NV**                           5,360
     313,968    AEGON NV                                        3,572
      85,625    Heineken Holding NV, Class A                    2,375
     132,006    Heineken NV                                     4,137
     127,212    ING Groep NV                                    2,953
     870,200    Koninklijke (Royal) KPN NV                      6,433
      31,000    Koninklijke (Royal) Numico NV+                    967
      37,800    Koninklijke (Royal) Philips
                  Electronics NV                                  917
      19,000    Reed Elsevier NV                                  243
     228,500    Royal Dutch Petroleum Company**                11,463
      14,900    Royal Dutch Petroleum Company (F)**               749
      66,100    TPG NV                                          1,449
      26,200    Unilever NV                                     1,613
      63,301    VNU NV                                          1,673
                                                       --------------
                                                               43,904
                                                       --------------
    GERMANY - 5.0%
      29,800    Allianz AG                                      2,881
     104,900    Bayerische Hypo-und
                  Vereinsbank AG+                               1,692
      39,000    Bayerische Motoren Werke (BMW)
                  AG                                            1,734
     119,200    DaimlerChrysler AG                              5,326
       9,800    Deutsche Bank AG                                  681
      38,437    Deutsche Boerse AG                              1,873
      28,300    E.ON AG                                         2,015
     122,000    Infineon Technologies AG+                       1,335
      17,100    Metro AG                                          785
      22,742    Muenchener
                  Rueckversicherungs-Gesellscha
                  AG++                                          2,184
      10,400    SAP AG                                          1,668
       5,200    SAP AG, Sponsored ADR                             208
      44,100    Siemens AG                                      3,096
      53,400    ThyssenKrupp AG                                   953
                                                       --------------
                                                               26,431
                                                       --------------
    CANADA - 3.1%
      96,900    Abitibi-Consolidated Inc.**                       634
      58,400    Alcan Inc.**                                    2,310
     446,000    Bombardier Inc., Class B++**                    1,121
      15,900    Great-West Lifeco Inc.                            615
      68,500    Inco Ltd. (F)+**                                2,286
      25,800    Manulife Financial Corporation                  1,033
      30,100    National Bank of Canada                         1,014
      44,800    Suncor Energy Inc.                              1,294

                                                        VALUE
       SHARES                                           (000S)
      --------                                          -------
      66,100    TELUS Corporation**                    $        1,139
     141,700    Thomson Corporation                             4,809
                                                       --------------
                                                               16,255
                                                       --------------
    SPAIN - 3.0%
     478,800    Banco Bilbao Vizcaya
                  Argentaria SA                                 6,375
      50,700    Iberdrola SA                                    1,038
     180,500    Industria de Diseno Textil SA
                  (Inditex)**                                   4,133
     301,441    Telefonica SA                                   4,395
                                                       --------------
                                                               15,941
                                                       --------------
    AUSTRALIA - 2.7% +++
     186,000    Alumina Ltd.                                      676
     195,100    Amcor Ltd.                                        937
     136,863    Australia & New Zealand Banking
                    Group Ltd.                                  1,731
     102,340    BHP Billiton Ltd.                                 945
     235,600    Brambles Industries Ltd.**                        983
     319,702    Foster's Group Ltd.                             1,037
     290,600    Insurance Australia Group Ltd.                  1,013
      58,837    National Australia Bank Ltd.                    1,099
     169,100    Promina Group Ltd.                                468
     171,514    QBE Insurance Group Ltd.**                      1,499
     124,063    Rinker Group Ltd.                                 716
      41,300    Wesfarmers Ltd.                                   853
     282,700    WMC Resources Ltd.                              1,029
     132,000    Woolworths Ltd.                                 1,082
                                                       --------------
                                                               14,068
                                                       --------------
    HONG KONG - 1.7% +++
     112,000    Cheung Kong Holdings Ltd.                         829
     251,600    Esprit Holdings Ltd.++                          1,119
   1,249,000    Hang Lung Properties Ltd.                       1,722
      79,000    Hang Seng Bank Ltd.                             1,010
      19,000    Hongkong Land Holdings Ltd.                        35
     911,500    Johnson Electric Holdings Ltd.                    923
   1,178,000    Li & Fung Ltd.                                  1,631
     134,000    Sung Hung Kai Properties Ltd.                   1,134
     117,800    Swire Pacific Ltd., Class A                       785
                                                       --------------
                                                                9,188
                                                       --------------
    SINGAPORE - 1.3% +++
     110,000    DBS Group Holdings Ltd.                           991
   3,502,880    Singapore Telecommunications
                  Ltd. (F)++                                    4,659
     122,000    United Overseas Bank Ltd.                         971
                                                       --------------
                                                                6,621
                                                       --------------
    NORWAY - 1.2%
     127,700    DnB Holding ASA                                   876
      24,800    Norsk Hydro ASA                                 1,569
      53,700    Norske Skogindustrier ASA                         959
     186,500    Statoil ASA                                     2,337
      58,200    Yara International ASA+                           515
                                                       --------------
                                                                6,256
                                                       --------------
    SOUTH KOREA - 1.2% +++
      17,026    Samsung Electronics Company
                  Ltd.                                          6,071
                                                       --------------

INTERNATIONAL GROWTH FUND
JULY 31, 2004 (UNAUDITED)




                                                            VALUE
       SHARES                                              (000S)
      --------                                             -------

COMMON STOCKS (CONTINUED)

    ITALY - 1.0%
     169,850    Eni SpA**                              $        3,497
     365,800    UniCredito Italiano SpA                         1,753
                                                       --------------
                                                                5,250
                                                       --------------
    SWEDEN - 0.8%
     114,100    Assa Abloy AB, B Shares                         1,353
     117,200    ForeningsSparbanken AB                          2,108
      29,800    Scania AB, Class B                                992
                                                       --------------
                                                                4,453
                                                       --------------
    DENMARK - 0.7%
      39,300    Novo Nordisk A/S, Class B                       1,998
      51,200    TDC A/S                                         1,667
                                                       --------------
                                                                3,665
                                                       --------------
    FINLAND - 0.6%
     181,100    Nokia Oyj                                       2,078
      51,600    UPM-Kymmene Oyj                                 1,003
                                                       --------------
                                                                3,081
                                                       --------------
    MEXICO - 0.6%
      47,600    America Movil SA de CV, Series
                  L, ADR                                        1,701
      39,600    Telefonos de Mexico SA de CV,
                  Class L, Sponsored ADR                        1,223
                                                       --------------
                                                                2,924
                                                       --------------
    TAIWAN - 0.5% +++
     398,186    Taiwan Semiconductor
                  Manufacturing Company Ltd.,
                  Sponsored ADR                                 2,835
                                                       --------------
    IRELAND - 0.4%
      93,268    CRH PLC                                         2,089
                                                       --------------
    BRAZIL - 0.4%
      20,197    Companhia Vale do Rio Doce,
                  ADR+                                          1,089
      17,100    Companhia Vale do Rio Doce,
                    Sponsored ADR                                 754
                                                       --------------
                                                                1,843
                                                       --------------
    INDIA - 0.2%
      24,000    Infosys Technologies Ltd.,
                  Sponsored ADR                                 1,206
                                                       --------------
    BELGIUM - 0.2%
      63,600    SES GLOBAL, FDR                                   535
      14,400    UCB Group SA                                      663
                                                       --------------
                                                                1,198
                                                       --------------
    AUSTRIA - 0.2%
      23,600    Erste Bank der oesterreichischen
                  Sparkassen AG                                   916
                                                       --------------

                                                        VALUE
       SHARES                                           (000S)
      --------                                          -------

    RUSSIA - 0.1%
      38,100    YUKOS, ADR**                           $          556
                                                       --------------
    SOUTH AFRICA - 0.0% ****
      13,000    Sasol Ltd.                                        215
                                                       --------------

                Total Common Stocks
                  (Cost $453,022)                             497,187
                                                       --------------

CONVERTIBLE PREFERRED STOCKS - 0.6%

    JAPAN - 0.6% +++
  99,000,000    Sumitomo Mitsui Finance Group
                  Inc. (F), Conv. Pfd., 2.250%
                  due 07/11/2005++                              1,912
  69,000,000    Sumitomo Mitsui Finance Group
                  Inc. (F), Conv. Pfd., 2.250%
                  due 07/11/2005                                1,332
                                                       --------------
                                                                3,244
                                                       --------------

                Total Convertible Preferred
                  Stocks
                  (Cost $1,880)                                 3,244
                                                       --------------

PREFERRED STOCKS - 0.2%

    AUSTRALIA - 0.2% +++
     120,395    News Corporation Ltd.                             967
                                                       --------------
    SOUTH KOREA - 0.0% +++****
         900    Samsung Electronics Company
                  Ltd.                                            222
                                                       --------------

                Total Preferred Stocks
                 (Cost $1,035)                                 1,189
                                                       --------------
     PRINCIPAL
       AMOUNT
       (000S)
     ----------

CONVERTIBLE BONDS - 0.2%
    (Cost $669)

    SWITZERLAND - 0.2%
 $       826      Credit Suisse Group Financial,
                    Conv. Jr. Bond,
                  6.000% due 12/23/2005                           783
                                                       --------------

       SHARES
      --------

RIGHTS - 0.0% ****
    (Cost $0)

   FRANCE - 0.0% ****
      50,200    Accor SA-Rights+                                    1
                                                       --------------

INTERNATIONAL GROWTH FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                              (000S)
     ----------                                            -------

REPURCHASE AGREEMENT - 4.3%
    (Cost $22,515)
 $    22,515    Agreement with Credit Suisse
                  First Boston Corporation,
                  1.270% dated 07/30/2004, to
                  be repurchased at
                  $22,517,000 on 08/02/2004
                  (Collateralized by U.S.
                  Treasury Bonds, having
                  various interest rates and
                  maturities, market value
                  $22,974,000)                         $       22,515
                                                       --------------

SHORT-TERM INVESTMENT - 10.2%
    (Cost $53,548)
      53,548    Mellon GSL DBT II
                  Collateral Fund++++                          53,548
                                                       --------------

TOTAL INVESTMENTS (Cost $532,669*)         110.1%             578,467

OTHER ASSETS AND LIABILITIES (Net)         (10.1)             (53,003)
                                          ------       --------------

NET ASSETS                                 100.0%      $      525,464
                                          ======       ==============
 ---------------------
       *  Aggregate cost for federal tax purposes.
      **  Some or all of these securities are on loan at July
          31, 2004, and have an aggregate market value of $48,844,000, representing 9.3% of the net assets of the Fund (Collateral Value $53,548,000).
     ***  Value of security is $0.
    ****  Amount represents less than 0.1% of total net assets.
       +  Non-income producing security.
      ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
     +++  Investments in the areas of the Pacific Rim at July
          31, 2004 are 30.1% of the net assets of the Fund.
    ++++ Represents investment purchased with cash collateral for securities loaned.

INTERNATIONAL GROWTH FUND
JULY 31, 2004 (UNAUDITED)


AS OF JULY 31, 2004, SECTOR DIVERSIFICATION IS AS FOLLOWS:


                                         % OF           VALUE
       SECTOR DIVERSIFICATION         NET ASSETS        (000S)
      ------------------------       ------------    ------------


COMMON STOCKS:
Banks                                            13.9% $       73,221
Pharmaceuticals & Biotechnology                  10.4          54,658
Telecommunication Services                        9.5          49,800
Materials                                         6.8          35,860
Energy                                            6.1          32,250
Insurance                                         5.7          30,036
Food, Beverage & Tobacco                          5.1          26,995
Automobiles & Components                          4.5          23,811
Capital Goods                                     4.4          22,911
Semiconductors & Semiconductor Equipment          4.1          21,711
Consumer Durables & Apparel                       3.3          17,269
Media                                             3.1          16,355
Retailing                                         2.4          12,602
Utilities                                         2.2          11,756
Diversified Financials                            2.1          10,976
Real Estate Investment Trusts                     2.0          10,755
Electronic Equipment & Instruments                1.6           8,313
Commercial Services & Supplies                    1.1           5,521
Transportation                                    1.1           5,205
Computers & Peripherals                           1.0           5,038
Other                                             4.2          22,144
                                               ------  --------------
TOTAL COMMON STOCKS                              94.6         497,187
CONVERTIBLE PREFERRED STOCKS                      0.6           3,244
PREFERRED STOCKS                                  0.2           1,189
CONVERTIBLE BONDS                                 0.2             783
RIGHTS                                            0.0***            1
REPURCHASE AGREEMENT                              4.3          22,515
SHORT-TERM INVESTMENT                            10.2          53,548
                                               ------  --------------
TOTAL INVESTMENTS                               110.1         578,467
OTHER ASSETS AND LIABILITIES (Net)              (10.1)        (53,003)
                                               ------  --------------
NET ASSETS                                      100.0% $      525,464
                                               ======  ==============
 ---------------------
  ***Amount represents less than 0.1% of total net assets.

   INTERNATIONAL GROWTH FUND
   July 31, 2004 (unaudited)

             SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                          CONTRACTS TO RECEIVE
                                (000S)
                  ----------------------------------

                                                              NET
                                                           UNREALIZED
                                                         APPRECIATION/
     EXPIRATION     LOCAL       VALUE IN  IN EXCHANG    (DEPRECIATION)
        DATE       CURRENCY     U.S. $    FOR U.S. $     OF CONTRACTS
    ------------  -----------  ---------  ----------     ------------
     08/02/2004   CHF      76        59        59         $      - ***
     08/02/2004   JPY  63,894       573       572                 1
     08/03/2004   EUR      61        74        74                - ***
     08/04/2004   GBP     106       193       193                - ***
                                                          ---------
                                                          $       1***
                                                          ---------

                FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                         CONTRACTS TO DELIVER
                                (000s)
                  ----------------------------------

                                                              NET
                                                          UNREALIZED
                                                         APPRECIATION/
     EXPIRATION     LOCAL       VALUE IN  IN EXCHANG    (DEPRECIATION)
        DATE       CURRENCY     U.S. $    FOR U.S. $     OF CONTRACTS
    ------------  -----------  ---------  ----------     ------------
     08/02/2004   EUR      22        26        26          $     - ***
     08/02/2004   GBP      - **       1         1                - ***
     08/02/2004   SEK     826       108       108                - ***
     08/03/2004   CAD      57        43        43                - ***
     08/03/2004   GBP      56       102       102                - ***
     08/03/2004   JPY   7,314        66        65                (1)
     08/03/2004   SEK     165        22        22                - ***
     08/04/2004   EUR      41        50        50                - ***
     08/04/2004   CAD      19        15        15                - ***
     08/06/2004   CAD   4,120     3,100     3,001               (99)
     08/12/2004   CHF   1,104       863       850               (13)
     08/25/2004   CHF   4,511     3,529     3,540                11
     09/07/2004   CHF   5,679     4,444     4,549               105
     09/07/2004   JPY 184,220     1,656     1,664                 8
     10/14/2004   JPY 361,875     3,258     3,358               100
                                                          ---------
                                                          $     111
                                                          ---------
     Net Unrealized Appreciation of Forward Foreign
          Currency Contracts ..........................   $     112
                                                          =========

----------------------------
   **Amount represents less than 500 Contracts.
  ***Amount represents less than $500.

             GLOSSARY OF TERMS
   ADR    -  American Depository Receipt
   CAD    -  Canadian Dollar
   CHF    -  Swiss Franc
   EUR    -  EURO
   (F)    -  Foreign Shares
   FDR    -  Fiduciary Depository Receipt
   GBP    -  Great Britain Pound Sterling
   JPY    -  Japanese Yen
   SEK    -  Swedish Krona

PORTFOLIO of INVESTMENTS
SHORT TERM INCOME FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

CORPORATE BONDS AND NOTES - 57.3%
    FINANCIAL SERVICES - 11.0%
    $      6,000     Berkshire Hathaway Inc. Note,
                       3.375% due 10/15/2008           $        5,864
                     CIT Group Inc., Sr. Note:
           1,500       7.375% due 04/02/2007                    1,643
           2,000       7.625% due 08/16/2005                    2,102
           3,750     Countrywide Home Loans, Inc.,
                       Company Guarantee, Series K,
                       5.500% due 02/01/2007                    3,925
           2,500     Goldman Sachs Group, Inc., Note,
                       4.125% due 01/15/2008                    2,522
                       Household Finance Corporation,
                       Note:
           3,500       5.750% due 01/30/2007                    3,696
           1,500       7.875% due 03/01/2007                    1,661
           3,500     Rollins Truck Leasing
                       Corporation, Deb.,
                       8.375% due 02/15/2007                    3,914
           4,000     SLM Corporation, MTN,
                       4.000% due 01/15/2009                    3,959
                                                       --------------
                                                               29,286
                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 9.0%
           4,000     CPG Partners LP, Note,
                       3.500% due 03/15/2009                    3,801
           4,250     Developers Diversified Realty
                       Corporation, Sr. Note,
                       6.625% due 01/15/2008                    4,555
           4,000     Duke-Weeks Realty Corporation,
                       Note,
                       7.375% due 08/01/2007                    4,431
           3,750     EOP Operating LP, Note,
                       7.750% due 11/15/2007                    4,175
           3,500     Health Care Property Investors,
                       Inc., Note,
                       6.875% due 06/08/2005                    3,609
           3,000     Nationwide Health Properties
                       Inc., Note,
                       9.750% due 03/20/2008                    3,435
                                                       --------------
                                                               24,006
                                                       --------------
    BANKS - 8.2%
           4,250     Capital One Bank, Sr. Note,
                       8.250% due 06/15/2005                    4,445
           5,750     Fifth Third Bank, Note,
                       2.700% due 01/30/2007                    5,696
           3,000     J.P. Morgan Chase & Company,
                       Note,
                       5.350% due 03/01/2007                    3,172
           3,500     MBNA America Bank N.A., Note,
                       6.500% due 06/20/2006                    3,703
           5,000     U.S. Bank N.A., Note,
                       2.850% due 11/15/2006                    4,961
                                                       --------------
                                                               21,977
                                                       --------------
    GAMING/LEISURE - 4.0%
           5,750     Carnival Corporation, Company
                       Guarantee,
                       3.750% due 11/15/2007                    5,715
           5,000     Harrah's Operating Company,
                       Inc., Note,
                       5.500% due 07/01/2010**                  5,009
                                                       --------------
                                                               10,724
                                                       --------------
     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

    UTILITIES - 3.9%
    $      4,000     Constellation Energy Group,
                       Inc., Note,
                       6.350% due 04/01/2007           $        4,270
           1,650     Pacific Gas & Electric Company,
                       First Mortgage,
                       3.600% due 03/01/2009                    1,607
           1,650     Sempra Energy, Note,
                       4.750% due 05/15/2009                    1,676
           2,750     Texas-New Mexico Power Company,
                       Sr. Note,
                       6.250% due 01/15/2009                    2,873
                                                       --------------
                                                               10,426
                                                       --------------
    AUTO MANUFACTURING & PARTS - 3.6%
           4,000     Ford Motor Credit  Company,
                       Note,
                       6.500% due 01/25/2007                    4,221
           5,000     Toyota Motor Credit
                       Corporation, Note,
                       5.650% due 01/15/2007                    5,271
                                                       --------------
                                                                9,492
                                                       --------------
    TELECOMMUNICATIONS - 3.2%
           3,250     Deutsche Telekom International
                     Finance BV, Company Guarantee,
                       8.250% due 06/15/2005                    3,408
           1,500     TELUS Corporation, Note,
                       7.500% due 06/01/2007                    1,638
           3,500     Verizon Global Funding
                     Corporation, Note,
                       4.000% due 01/15/2008                    3,522
                                                       --------------
                                                                8,568
                                                       --------------
    CABLE TV - 3.1%
           4,000     AOL Time Warner Inc., Note,
                       6.150% due 05/01/2007                    4,246
           4,000     Cox Enterprises, Inc., Note,
                       4.375% due 05/01/2008**                  4,011
                                                       --------------
                                                                8,257
                                                       --------------
    CONSUMER PRODUCTS/SERVICES - 2.5%
           3,500     PHH Corporation, Note,
                       6.000% due 03/01/2008                    3,711
           3,000     Sealed Air Corporation,
                       Conv. Sr. Note, 3.000%
                       due 06/30/2033**                         2,974
                                                       --------------
                                                                6,685
                                                       --------------
    FOOD - 2.4%
           2,000     ConAgra Inc., Sr. Note,
                       9.875% due 11/15/2005                    2,164
           4,000     Safeway Inc., Sr. Note,
                       6.150% due 03/01/2006                    4,188
                                                       --------------
                                                                6,352
                                                       --------------
    HEALTH CARE - 1.6%
           4,000     Cardinal Health, Inc., Note,
                       6.250% due 07/15/2008                    4,181
                                                       --------------

SHORT TERM INCOME FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

CORPORATE BONDS AND NOTES (CONTINUED)
    AIRLINES - 1.6%
    $      4,000     Southwest Airlines Company,
                       Pass-thru Certificates,
                       5.496% due 11/01/2006           $        4,160
                                                       --------------
    PAPER/FOREST PRODUCTS - 1.4%
           3,500     Weyerhaeuser Company, Note,
                       6.000% due 08/01/2006                    3,685
                                                       --------------
    INFORMATION TECHNOLOGY - 1.2%
           3,000     Computer Science Corporation,
                       Note,
                       6.750% due 06/15/2006                    3,196
                                                       --------------
    AEROSPACE/DEFENSE - 0.4%
           1,000     Boeing Capital Corporation, Sr.
                       Note,
                       5.650% due 05/15/2006                    1,051
                                                       --------------
    RETAIL - 0.2%
             500     Federated Department Stores
                       Inc., Bond,
                       6.790% due 07/15/2027                      521
                                                       --------------

                     Total Corporate Bonds and Notes
                     (Cost $149,736)                          152,567
                                                       --------------

ASSET-BACKED SECURITIES - 7.6%
           4,250     Atlantic City Electric
                       Transition Funding LLC,
                       Series 2003-1, Class A1,
                       2.890% due 07/20/2011                    4,206
           5,000     Capital One Multi-Asset
                       Execution Trust, Series
                       2003-A6, Class A6,
                       2.950% due 08/17/2009                    4,981
                     FFCA Secured Lending
                       Corporation:
           2,383       Series 1999-1A , Class A1A,
                       6.370% due 10/18/2008**                  2,382
             617       Series 1999-2, Class WA1A,
                       7.130% due 02/18/2009**                    623
             120     Green Tree Financial
                       Corporation, Series 1995-6,
                       Class B1,
                       7.700% due 09/15/2026                       77
           3,200     Residential Asset Mortgage
                       Products, Inc., Series
                       2003-RS4, Class AI3,
                       2.742% due 11/25/2028                    3,194
           4,750     WFS Financial Owner Trust,
                       Series 2004-3, Class A4,
                       3.930% due 02/17/2012                    4,749
                                                       --------------

                     Total Asset-Backed Securities
                     (Cost $20,316)                            20,212
                                                       --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.7%
                     Federal Home Loan Bank, Bond:
           4,000       1.625% due 04/15/2005                    3,986
           4,000       1.875% due 06/15/2006                    3,936
           4,000       2.500% due 12/15/2005                    3,998
                     Federal Home Loan Mortgage
                       Corporation:
           3,500       Bond,
                       3.250% due 02/25/2008                    3,444
                       Note:
           2,000       4.250% due 06/15/2005                    2,035

     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------
    $      4,000       6.875% due 01/15/2005           $        4,090
                     Federal National Mortgage
                       Association:
                       Note:
           4,000       4.250% due 07/15/2007                    4,100
           3,000       5.500% due 02/15/2006                    3,130
           5,000       Sub. Note,
                       4.000% due 09/02/2008                    5,011
                                                       --------------

                     Total U.S. Government Agency
                     Obligations
                     (Cost $33,622)                            33,730
                                                       --------------

U.S.GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.4%
    ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 1.0%
          92         Federal Home Loan Mortgage
                       Corporation (FHLMC),
                       3.301% due 11/01/2021+                      95
                       Federal National Mortgage
                       Association (FNMA):
           9           3.211% due 11/01/2022+                       9
          20           3.250% due 11/01/2021+                      21
          46           4.436% due 01/01/2019+                      46
       2,474           4.648% due 11/01/2032+                   2,515
          83           4.690% due 11/01/2035+                      86
          22           5.556% due 04/01/2019+                      22
                                                       --------------
                 Total ARMS
                (Cost $2,839)                                   2,794
                                                       --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.7%
       1,831         6.000% due 04/01/2017-05/01/2017           1,915
          44         9.500% due 08/01/2016                         49
                                                       --------------
                     Total FHLMC
                     (Cost $1,910)                              1,964
                                                       --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.5%
       1,150         6.500% due 01/01/2012-01/01/2014           1,218
          57         8.500% due 11/01/2017                         63
          33         10.000% due 05/01/2022                        38
                                                       --------------
                     Total FNMA
                     (Cost $1,247)                              1,319
                                                       --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.2%
          15         8.000% due 03/15/2012                         16
          15         9.000% due 04/20/2025                         17
         177         10.000% due
                     01/15/2019-02/15/2019                        200
         170         11.000% due
                     02/15/2010-08/15/2020                        192
                                                       --------------
                     Total GNMA
                     (Cost $406)                                  425
                                                       --------------

                     Total U.S. Government Agency
                     Mortgage-Backed Securities
                     (Cost $6,402)                              6,502
                                                       --------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 8.9%
                     Federal Home Loan Mortgage
                       Corporation:
       5,000           Series 2442, Class PG,
                       6.000% due 06/15/2030                    5,222

SHORT TERM INCOME FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) (CONTINUED)
    $    959           Series 2541, Class LU,
                       4.000% due 12/15/2027           $          965
       5,000           Series 2552, Class KB,
                       4.250% due 06/15/2027                    5,048
       3,243           Series 2575, Class LM,
                       4.500% due 05/15/2032                    3,264
       4,161         Federal National Mortgage
                       Association, Series 2002-58,
                       Class HB,
                       5.500% due 11/25/2015                    4,271
       4,945         Government National Mortgage
                       Association, Series 2002-70,
                       Class PA,
                       4.500% due 08/20/2032                    4,839
                                                       --------------
                     Total CMO
                     (Cost $23,743)                            23,609
                                                       --------------

U.S. TREASURY NOTES - 4.7%
       5,000         1.500% due 02/28/2005                      4,994
       6,000         2.000% due 05/15/2006                      5,944
       1,500         6.000% due 08/15/2004                      1,503
                                                       --------------

                     Total U.S. Treasury Notes
                     (Cost $12,499)                            12,441
                                                       --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.7%
    (Cost $1,661)
       1,662         GMAC Commercial Mortgage
                       Securities Inc., Series
                       1999-CTL1, Class A,
                       7.150% due 12/15/2016**                  1,765
                                                       --------------

REPURCHASE AGREEMENT - 6.7%
    (Cost $17,806)
      17,806         Agreement with Credit Suisse
                       First Boston Corporation,
                       1.270% dated 07/30/2004, to
                       be repurchased at
                       $17,808,000 on 08/02/2004
                       (Collateralized by U.S.
                       Treasury Bonds, having
                       various interest rates and
                       maturities, market value
                       $18,169,000)                            17,806
                                                       --------------

TOTAL INVESTMENTS++ (Cost $265,785*)       101.0%             268,632

OTHER ASSETS AND LIABILITIES (Net)          (1.0)              (2,565)
                                          ------       --------------

NET ASSETS                                 100.0%      $      266,067
                                          ======       ==============
---------------------
       *  Aggregate cost for federal tax purposes.
      ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
       + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2004.
      ++  All securities segregated as collateral for futures contracts.


          GLOSSARY OF TERMS
     MTN  -- Medium Term Note

SHORT TERM INCOME FUND
JULY 31, 2004 (UNAUDITED)




                                                                    UNREALIZED
NUMBER OF                                                  VALUE   APPRECIATION
CONTRACTS                                                 (000'S)     (000'S)
---------                                                  ------     -------
FUTURES CONTRACTS - SHORT POSITION
     100  U.S. 5 Year Treasury Note, September 2004 ....  $ 10,950    $    44
                                                                      =======

PORTFOLIO of INVESTMENTS
U.S. GOVERNMENT SECURITIES FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                           VALUE
       (000S)                                           (000S)
     ----------                                        -------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 70.5%

    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 32.0%
   $  19,437    4.000% due 08/01/2018                  $       18,682
      44,170    4.500% due 04/01/2018-08/01/2033               43,069
     129,615    5.000% due 04/01/2018-05/01/2034              127,044
     130,545    5.500% due 11/01/2018-01/01/2034              131,593
      82,587    6.000% due 04/01/2017-05/01/2034               85,094
      48,313    6.500% due 02/01/2011-01/01/2032               50,764
      15,119    7.000% due 07/01/2024-04/01/2032               16,046
       6,951    7.500% due 12/01/2006-02/01/2031                7,397
         397    8.000% due 12/01/2030                             431
         918    8.500% due 04/01/2019-07/01/2029                  999
          86    8.750% due 01/01/2013                              91
         160    9.000% due 12/01/2008-08/01/2022                  175
         106    9.500% due 06/01/2016-05/01/2017                  120
                                                       --------------
                Total FHLMC
                  (Cost $483,253)                             481,505
                                                       --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 29.7%
      18,914    4.500% due 12/01/2018                          18,673
      76,928    5.000% due 04/01/2018-03/01/2034               77,403
     137,391    5.500% due 02/01/2009-04/01/2034              139,014
     101,669    6.000% due 12/01/2016-03/01/2034              104,895
      79,788    6.500% due 09/01/2024-07/01/2034               83,512
       3,109    6.820% due 02/01/2011                           3,280
      13,206    7.000% due 06/01/2010-07/01/2032               13,991
       4,782    7.500% due 12/01/2024-02/01/2030                5,142
         511    8.000% due 05/01/2022-01/01/2025                  545
          75    8.500% due 02/01/2023-09/01/2025                   82
         817    9.000% due 02/01/2017-09/01/2030                  900
                                                       --------------
                Total FNMA
                  (Cost $449,240)                             447,437
                                                       --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 8.8%
      62,402    5.500% due 07/20/2033-03/20/2034               62,795
      26,637    6.000% due 04/20/2026-07/20/2033               27,464
      25,610    6.500% due 03/15/2024-05/20/2034               26,799
         269    6.800% due 04/20/2025                             286
       5,487    7.000% due 07/15/2008-06/20/2031                5,835
       4,372    7.500% due 03/15/2024-11/15/2029                4,711
         315    7.750% due 12/15/2029                             343
       1,028    8.000% due 04/15/2022-06/20/2030                1,125
         110    8.500% due 05/15/2022                             122
         767    9.000% due 11/15/2021                             863
       1,560    9.500% due 04/15/2016-08/15/2021                1,759
          14    13.500% due 09/15/2014-12/15/2014                  15
                                                       --------------
                Total GNMA
                  (Cost $131,179)                             132,117
                                                       --------------
    ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.0% ++
        (COST $200)
         199    Federal National Mortgage
                  Association (FNMA),
                  3.430% due 03/01/2028+                          205
                                                       --------------

                Total U.S. Government Agency
                  Mortgage-Backed Securities
                  (Cost $1,063,872)                         1,061,264
                                                       --------------
     PRINCIPAL
       AMOUNT                                           VALUE
       (000S)                                           (000S)
     ----------                                        -------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 16.1%
   $  20,148    Banc of America Mortgage
                  Securities, Inc.,
                  Pass-through Certificates,
                  Series 2004-4, Class 2A1,
                  5.500% due 05/25/2034                $       20,179
      14,678    Countrywide Alternative  Loan
                  Trust,
                    Series 2003-13T1, Class A1,
                  4.000% due 08/25/2033                        14,459
      21,171    Countrywide Home Loans, Series
                  2003-50, Class A1,
                  5.000% due 11/25/2018                        21,236
                Credit Suisse First Boston
                  Mortgage Securities
                  Corporation:
      21,000      Series 2003-11, Class 1A3,
                  4.500% due 06/25/2033                        21,161
      18,393      Series 2003-8, Class 1A1,
                5.750% due 04/25/2033                          18,426
                Federal Home Loan Mortgage
                  Corporation:
         309      Series 1049, Class F,
                  2.338% due 02/15/2021+                          309
       2,000      Series 1652, Class PL,
                  7.000% due 01/15/2024                         2,143
       1,208      Series 1981, Class C,
                  6.500% due 08/15/2027                         1,259
      10,000      Series 2435, Class GE,
                  6.500% due 06/15/2031                        10,534
       5,500      Series 2442, Class PG,
                  6.000% due 06/15/2030                         5,744
      24,000      Series 2449, Class ND,
                  6.500% due 05/15/2030                        25,146
      12,122      Series 2481, Class VC,
                  6.000% due 06/15/2017                        12,656
       9,000      Series 2551, Class QK,
                  5.500% due 01/15/2033                         9,080
      11,027      Series 2575, Class LM,
                  4.500% due 05/15/2032                        11,098
                Federal National Mortgage
                  Association:
       7,000      Grantor Trust, Series
                  2000-T5, Class B,
                  7.300% due 05/25/2010                         7,964
      19,509      Series 2002-16, Class TM,
                  7.000% due 04/25/2032                        20,526
         848      Trust 259 STRIP,
                  Zero Coupon due 04/01/2024                      194
                  Federal National Mortgage
                  Association, REMIC,
                  Pass-through Certificates:
         207      Series 1990-49, Class G,
                  9.000% due 05/25/2020                           223
         269      Series 1993-162, Class E,
                  6.000% due 08/25/2023                           274
         193      Series 1997-32, Class FA,
                  2.069% due 04/25/2027+                          195
       1,747    Government National Mortgage
                  Association, Series 2000-16,
                  Class PB,
                  7.500% due 02/16/2028                         1,787
      21,000    GSR Mortgage Loan Trust, Series
                  2003-4F, Class 2A3,
                  5.000% due 05/25/2033                        21,225
         122    L.F. Rothschild Mortgage Trust,
                  Series 3, Class Z,
                  9.950% due 09/01/2017                           135

U.S. GOVERNMENT SECURITIES FUND
JULY 31, 2004 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                             (000S)
     ----------                                           -------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) (CONTINUED)
   $  17,000    Residential Funding Mortgage
                  Security, Series 2003-S20,
                  Class 1A4,
                  5.500% due 12/25/2033                $       16,782
                                                       --------------

                Total CMO
                  (Cost $241,983)                             242,735
                                                       --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.4%
      10,000    Federal Home Loan Bank, Bond,
                  2.875% due 09/15/2006                         9,984
      10,000    Federal Home Loan Mortgage
                  Corporation, Sub. Note,
                  5.875% due 03/21/2011                        10,642
                Federal National Mortgage
                  Association:
      10,000      Bond,
                  3.250% due 01/15/2008                         9,894
       1,250      Deb.,
                  6.210% due 08/06/2038                         1,338
       7,500      Note,
                  6.000% due 05/15/2008                         8,101
      10,000      Sub. Note,
                  6.250% due 02/01/2011                        10,844
                                                       --------------

                Total U.S. Government Agency
                  Obligations
                  (Cost $48,668)                               50,803
                                                       --------------

U.S. TREASURY NOTES - 4.6%
      15,000    3.000% due 11/15/2007                          14,917
      20,000    3.250% due 08/15/2007                          20,088
      17,000    4.000% due 02/15/2014                          16,386
      18,000    4.250% due 11/15/2013                          17,725
                                                       --------------

                Total U.S. Treasury Notes
                  (Cost $70,780)                               69,116
                                                       --------------

REPURCHASE AGREEMENT - 5.1%
    (Cost $76,872)
      76,872    Agreement with Credit Suisse
                  First Boston Corporation,
                  1.270% dated 07/30/2004, to
                  be repurchased at
                  $76,880,000 on 08/02/2004
                  (Collateralized by U.S.
                  Treasury Bonds, having
                  various interest rates and
                  maturities, market value
                  $78,439,000)                                 76,872
                                                       --------------

TOTAL INVESTMENTS (Cost $1,502,175*)        99.7%           1,500,790

OTHER ASSETS AND LIABILITIES (Net)           0.3                5,250
                                          ------       --------------

NET ASSETS                                 100.0%      $    1,506,040
                                          ======       ==============
 ---------------------
       *  Aggregate cost for federal tax purposes.
       + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2004.
      ++  Amount represents less than 0.1% of total net assets.





         GLOSSARY OF TERMS
   REMIC -- Real Estate Mortgage Investment Conduit
   STRIP -- Separate trading of registered interest and principal of securities.

PORTFOLIO of INVESTMENTS
INCOME FUND
JULY 31, 2004 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

CORPORATE BONDS AND NOTES - 64.1%

    UTILITIES - 9.7%
   $   5,000    Arizona Public Service Company,
                  Note,
                  6.500% due 03/01/2012                $        5,392
      10,000    Constellation Energy Group,
                  Inc., Note,
                  7.000% due 04/01/2012                        11,024
      10,000    Dominion Resources, Inc., Sr.
                  Note,
                  5.000% due 03/15/2013                         9,726
                Illinois Power Company, First
                  Mortgage:
       9,000      7.500% due 06/15/2009                         9,990
       1,000      11.500% due 12/15/2010                        1,195
       7,000    Metropolitan Edison Company,
                  Sr. Note,
                  4.950% due 03/15/2013                         6,808
                NiSource Finance Corporation:
       5,000      Bond,
                  5.400% due 07/15/2014                         4,964
       5,000      Sr. Note,
                  6.150% due 03/01/2013                         5,255
       5,000    Ohio Power Company, Sr. Note,
                  5.500% due 02/15/2013                         5,099
                  Oncor Electric Delivery
                  Company, Deb.:
       1,000      5.000% due 09/01/2007                         1,040
       8,000      7.000% due 09/01/2022                         8,726
      10,250      Pacific Gas & Electric Company,
                  First Mortgage,
                  4.200% due 03/01/2011                         9,910
       5,000    PPL Energy Supply LLC, Sr. Note,
                  6.400% due 11/01/2011                         5,351
       2,000    Public Service Company of New
                  Mexico, Sr. Note,
                  4.400% due 09/15/2008                         2,005
       5,000    Sempra Energy, Note,
                  6.000% due 02/01/2013                         5,254
       6,500    Southwestern Electric Power
                  Company, Note,
                  5.375% due 04/15/2015                         6,408
       6,845    Texas-New Mexico Power Company,
                  Sr. Note,
                  6.250% due 01/15/2009                         7,150
       1,000    WPD Holdings UK, Jr. Note,
                  6.750% due 12/15/2004**                       1,012
                                                       --------------
                                                              106,309
                                                       --------------
    FINANCIAL SERVICES/BANKS - 9.0%
         175    Abbey National First Capital
                  BV, Sub. Note,
                  8.200% due 10/15/2004                           177
       1,500    Aetna Inc., Company Guarantee,
                  7.625% due 08/15/2026                         1,701
         400    Banc One Corporation, Sub. Note,
                  10.000% due 08/15/2010                          508
       5,000    Bank of America Corporation,
                  Sub. Note,
                  7.800% due 02/15/2010                         5,784
       1,000    BankAmerica Corporation, Sub.
                  Note,
                  6.625% due 08/01/2007                         1,083
         690    BB&T Corporation, Sub. Note,
                  7.250% due 06/15/2007                           759
       2,500    CIT Group Inc., Sr. Note,
                  7.750% due 04/02/2012                         2,876
      10,000    Citigroup Inc., Note,
                  6.000% due 02/21/2012                        10,721

     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                             (000S)
     ----------                                           -------

   $   1,000    First Nationwide Bank, Sub.
                  Deb.,
                  10.000% due 10/01/2006               $        1,127
         995    Fleet Financial Group, Inc.,
                  Sub. Deb.,
                  6.875% due 01/15/2028                         1,076
      10,000    Goldman Sachs Group, Inc., Note,
                  6.600% due 01/15/2012                        10,890
       7,500    Jefferies Group, Inc., Sr. Note,
                  7.750% due 03/15/2012                         8,593
       1,000    Key Bank NA, Sub. Deb.,
                  6.950% due 02/01/2028                         1,091
       3,000    Legg Mason, Inc., Sr. Note,
                  6.750% due 07/02/2008                         3,274
       5,000    MBNA America Bank NA, Sub. Note,
                  7.125% due 11/15/2012                         5,557
                MBNA Corporation:
       3,000      Note,
                  6.250% due 01/17/2007                         3,189
       2,000      Sr. Note,
                  7.500% due 03/15/2012                         2,266
                Merrill Lynch & Company Inc.,
                  Note:
       5,000      6.000% due 02/17/2009                         5,350
       1,450      6.500% due 07/15/2018                         1,556
       2,000      6.750% due 06/01/2028                         2,132
       7,500    Morgan Stanley Dean Witter &
                  Company, Unsub. Note,
                  6.750% due 04/15/2011                         8,250
         670    NationsBank Corporation, Sub.
                  Note,
                  6.800% due 03/15/2028                           721
                Paine Webber Group, Inc., Sr.
                  Note:
         415      7.390% due 10/16/2017                           471
         830      8.060% due 01/17/2017                           961
         500    PNC Institute Capital B,
                  Company Guarantee,
                  8.315% due 05/15/2027**                         554
       1,750    SB Treasury Company LLC, Bond,
                  9.400% to 06/30/2008;
                  10.925% due 12/29/2049**                      2,031
       5,000    U.S. Bank NA, Sub. Note,
                  6.375% due 08/01/2011                         5,455
      11,000    Wells Fargo & Company, Sub.
                  Note,
                  4.625% due 04/15/2014                        10,524
                                                       --------------
                                                               98,677
                                                       --------------
    OIL & GAS - 7.8%
       1,600    Burlington Resources Inc., Deb.,
                  9.125% due 10/01/2021                         2,085
       7,500    Consolidated Natural Gas
                  Company, Sr. Note,
                  6.850% due 04/15/2011                         8,280
      10,000    El Paso Natural Gas Company,
                  Deb.,
                  7.500% due 11/15/2026                         9,375
       6,000    Enterprise Products Partners
                  LP, Company Guarantee,
                  6.375% due 02/01/2013                         6,066
       5,216    Express Pipeline LP, Sub. Note,
                  7.390% due 12/31/2017**                       5,285
       1,500    Hanover Compressor Company,
                  Conv. Sr. Note,
                  4.750% due 03/15/2008                         1,410
                PDVSA Finance Ltd.:
       8,470      Note,
                  8.500% due 11/16/2012                         8,639

INCOME FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

CORPORATE BONDS AND NOTES (CONTINUED)

    OIL & GAS (CONTINUED)
   $   3,000      Sr. Note,
                  9.750% due 02/15/2010                $        3,278
                Petro-Canada:
       8,500      Deb.,
                  9.250% due 10/15/2021                        11,130
       3,000      Note,
                  4.000% due 07/15/2013                         2,715
       8,000    Petrobras International Finance
                  Company, Sr. Note,
                  9.750% due 07/06/2011                         8,800
                Southern Natural Gas Company,
                  Sr. Note:
       4,000      8.000% due 03/01/2032                         3,860
       1,000      8.875% due 03/15/2010                         1,108
       2,000    Tennessee Gas Pipeline Company,
                  Bond,
                  8.375% due 06/15/2032                         2,005
       4,500    Tesoro Petroleum Corporation,
                  Note,
                  8.000% due 04/15/2008                         4,883
       5,750    Trans-Canada Pipeline
                  Corporation, Deb.,
                  8.500% due 03/20/2023                         5,951
                                                       --------------
                                                               84,870
                                                       --------------
    CONSUMER PRODUCTS/SERVICES - 6.4%
       1,000    Allied Waste North America,
                  Inc., Sr. Note,
                  7.875% due 04/15/2013                         1,051
       4,000    Cendant Corporation, Note,
                  6.875% due 08/15/2006                         4,280
       5,000    ConAgra, Inc., Sr. Note,
                  7.125% due 10/01/2026                         5,707
       6,000    Corn Products International,
                  Inc., Sr. Note,
                  8.450% due 08/15/2009                         6,705
         350    CPC International, Inc., Note,
                  6.150% due 01/15/2006                           367
       2,000    Dex Media East LLC, Company
                  Guarantee,
                  12.125% due 11/15/2012                        2,380
       1,250    Great Lakes Dredge & Dock
                  Company, Sr. Sub. Note,
                  7.750% due 12/15/2013                         1,025
                Mattel, Inc., Note:
       1,750      6.125% due 07/15/2005                         1,792
       1,000      7.300% due 06/13/2011                         1,114
      10,000    Reed Elsevier Capital, Company
                  Guarantee,
                  6.750% due 08/01/2011                        11,098
                Royal Caribbean Cruises Ltd.:
       2,000      Deb.,
                  7.250% due 03/15/2018                         1,980
                  Sr. Note:
       1,250      8.000% due 05/15/2010                         1,363
       3,000      8.750% due 02/02/2011                         3,390
                Sealed Air Corporation:
       6,500      Company Guarantee,
                  8.750% due 07/01/2008**                       7,483
       7,250      Conv. Sr. Note,
                  3.000% due 06/30/2033**                       7,187
       4,000      Note,
                  5.625% due 07/15/2013**                       3,992
                USA Waste Services, Inc., Sr.
                  Note:
       1,000      7.000% due 07/15/2028                         1,062
         495      7.125% due 10/01/2007                           544
                Waste Management Inc.:

     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                            -------

   $   3,450      Company Guarantee,
                  6.875% due 05/15/2009                $        3,810
       3,500      Sr. Note,
                  7.375% due 08/01/2010                         3,967
                                                       --------------
                                                               70,297
                                                       --------------
    REAL ESTATE INVESTMENT TRUSTS - 5.3%
       2,000    American Health Properties,
                  Inc., Note,
                  7.500% due 01/15/2007                         2,157
      10,000    Developers Diversified Realty
                  Corporation, Note,
                  4.625% due 08/01/2010                         9,764
                Franchise Finance Corporation:
       3,000      MTN,
                  7.070% due 01/15/2008                         3,356
       1,100      Sr. Note,
                  7.875% due 11/30/2005                         1,176
                Health Care Property Investors,
                  Inc.:
                  Note:
       1,750      6.000% due 03/01/2015                         1,778
       1,000      6.875% due 06/08/2005                         1,031
                  Sr. Note:
       3,000      6.450% due 06/25/2012                         3,248
       1,000      6.500% due 02/15/2006                         1,042
       5,000    Health Care REIT, Inc., Sr.
                  Note,
                  7.500% due 08/15/2007                         5,519
       7,500    Healthcare Realty Trust, Inc.,
                  Sr. Note,
                  8.125% due 05/01/2011                         8,622
                Nationwide Health Properties
                  Inc., Note:
       1,500      7.060% due 12/05/2006                         1,593
       8,500      9.750% due 03/20/2008                         9,732
       9,000    Shurgard Storage Centers, Inc.,
                  Note,
                  5.875% due 03/15/2013                         8,980
                                                       --------------
                                                               57,998
                                                       --------------
    HEALTH CARE - 4.7%
       4,500    Aetna Inc., Sr. Note,
                  7.375% due 03/01/2006                         4,800
       1,500    American Home Products
                  Corporation, Deb.,
                  7.250% due 03/01/2023                         1,554
       2,000    Athena Neurosciences Finance
                  LLC, Company Guarantee,
                  7.250% due 02/21/2008                         1,985
      10,000    Cardinal Health, Inc., Note,
                  6.750% due 02/15/2011                        10,524
                DVI, Inc., Sr. Note, (in default):
       8,125      9.875% due 02/01/2004++                       1,524
         400      9.875% due 02/01/2004++                          75
                HCA Inc.:
       3,000      Note,
                  5.250% due 11/06/2008                         3,015
       5,000      Sr. Note,
                  6.950% due 05/01/2012                         5,275
       4,850    HIH Capital Ltd., Conv. Note,
                  7.500% due 09/25/2006                         4,292
       7,350    IVAX Corporation, Conv. Sr.
                  Sub. Note,
                  4.500% due 05/15/2008                         7,304
      12,000    Tenet Healthcare Corporation,
                  Sr. Note,
                  6.375% due 12/01/2011                        10,770
                                                       --------------
                                                               51,118
                                                       --------------

INCOME FUND
JULY 31, 2004 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                          -------

CORPORATE BONDS AND NOTES (CONTINUED)

    TRANSPORTATION/AUTO - 4.0%
                Burlington Northern Santa Fe:
   $   5,000      Deb.,
                  8.125% due 04/15/2020                $        6,017
       1,500      Note,
                  8.750% due 02/25/2022                         1,886
       3,030    Consolidated Rail Corporation,
                  Deb.,
                  9.750% due 06/15/2020                         4,113
       2,000    Ford Holdings Inc., Company
                  Guarantee,
                  9.300% due 03/01/2030                         2,223
                Ford Motor Company, Deb.:
         825      7.400% due 11/01/2046                           746
       3,750      8.900% due 01/15/2032                         4,072
       5,000    Ford Motor Credit Company, Sr.
                  Note,
                  5.800% due 01/12/2009                         5,093
       8,000    General Motors Corporation,
                  Deb.,
                  9.400% due 07/15/2021                         8,977
       5,000    Norfolk Southern Corporation,
                  Sr. Note,
                  6.200% due 04/15/2009                         5,369
                United Air Lines Inc.:
       5,000      Equipment Trust Certificates,
                  (in default),
                  10.850% due 07/05/2014                        1,900
                  Pass-through Certificates,
                  (in default):
       3,000      9.080% due 10/26/2015                           881
       5,500      9.560% due 10/19/2018                         2,821
                                                       --------------
                                                               44,098
                                                       --------------
    TELECOMMUNICATIONS - 2.9%
       5,000    Deutsche Telephone Finance,
                  Bond,
                  8.500% due 06/15/2010                         5,904
       8,000    Qwest Corporation, Note,
                  9.125% due 03/15/2012**                       8,840
       7,000    TELUS Corporation, Note,
                  8.000% due 06/01/2011                         8,005
       8,000    Vodafone Group PLC, Note,
                  7.750% due 02/15/2010                         9,236
                                                       --------------
                                                               31,985
                                                       --------------
    INFORMATION TECHNOLOGY - 2.8%
       5,000    BEA Systems Inc., Conv. Sub.
                  Note,
                  4.000% due 12/15/2006                         4,975
      11,250    Conexant Systems Inc., Conv.
                  Sub. Note,
                  4.000% due 02/01/2007                         9,858
       5,000    Extreme Networks, Inc., Conv.
                  Sub. Note,
                  3.500% due 12/01/2006                         4,819
      11,250    TriQuint Semiconductor, Inc.,
                  Conv. Sub. Note,
                  4.000% due 03/01/2007                        10,786
                                                       --------------
                                                               30,438
                                                       --------------
    GAMING - 2.6%
       5,000    Circus Circus Enterprise Inc.,
                  Deb.,
                  7.000% due 11/15/2036                         5,200
       3,500    Harrah's Operating Company
                  Inc., Company Guarantee,
                  8.000% due 02/01/2011                         3,947
       3,000    Mandalay Resort Group, Sr. Sub.
                  Note, Series B,
                  10.250% due 08/01/2007                        3,367
     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                             (000S)
     ----------                                           -------
                Park Place Entertainment
                  Corporation, Sr. Note:
   $   1,500      7.500% due 09/01/2009                $        1,637
       5,000      8.500% due 11/15/2006                         5,462
       7,900    Riviera Holdings Corporation,
                  Company Guarantee,
                  11.000% due 06/15/2010                        8,690
                                                       --------------
                                                               28,303
                                                       --------------
    MEDIA - 2.6%
                Comcast Cable Communications
                  Inc.:
         550      Note,
                  6.200% due 11/15/2008                           589
       7,000      Sr. Note,
                  7.125% due 06/15/2013                         7,747
       7,500    Cox Communications, Inc., Note,
                  6.750% due 03/15/2011                         8,161
       2,000    FrontierVision Operating
                  Partners LP, Sr. Sub. Note,
                  (in default),
                  11.000% due 10/15/2006                        2,470
       2,000    Tele-Communications, Inc., Sr.
                  Deb.,
                  7.875% due 08/01/2013                         2,303
       5,260    Time Warner Inc., Deb.,
                  9.150% due 02/01/2023                         6,576
                                                       --------------
                                                               27,846
                                                       --------------
    FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 1.6%
       4,691    Federative Republic of Brazil,
                  C-Bond,
                  8.000% due 04/15/2014                         4,462
      10,000    Republic of Ecuador, Bond,
                  7.000% to 08/15/2004;
                  8.000% to 08/15/2005;
                  9.000% to 08/15/2006;
                  10.000% due 08/15/2030                        7,313
       5,000    United Mexican States, Bond,
                  9.875% due 02/01/2010                         6,100
                                                       --------------
                                                               17,875
                                                       --------------
    INDEX PRODUCT - 1.5%
      16,250    Dow Jones CDX High Yield Series
                  3 Trust 1, Credit-Linked
                  Trust Certificates,
                  7.750% due 12/29/2009**                      15,915
                                                       --------------
    INDUSTRIAL PRODUCTS - 1.1%
       5,000    Champion International
                  Corporation, Deb.,
                  7.200% due 11/01/2026                         5,643
       3,029    Covanta Energy Corporation, Sr.
                  Sec. Note,
                  8.250% due 03/15/2011                         2,742
         250    Lennar Corporation, Sr. Note,
                  7.625% due 03/01/2009                           279
                Weyerhaeuser Company:
       1,500      Deb.,
                  7.375% due 03/15/2032                         1,661
       1,500      Note,
                  6.750% due 03/15/2012                         1,642
                                                       --------------
                                                               11,967
                                                       --------------
    RETAIL - 1.1%
       5,000    Fred Meyer Inc., Company
                  Guarantee,
                  7.450% due 03/01/2008                         5,562

INCOME FUND
JULY 31, 2004 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                             (000S)
     ----------                                           -------

CORPORATE BONDS AND NOTES (CONTINUED)

    RETAIL (CONTINUED)
   $   5,000    Safeway Inc., Note,
                  7.500% due 09/15/2009                $        5,615
         690    Saks Inc., Company Guarantee,
                  7.000% due 12/01/2013                           680
                                                       --------------
                                                               11,857
                                                       --------------
    AEROSPACE/DEFENSE - 1.0%
                Lockheed Martin Corporation:
         955      Company Guarantee,
                  7.750% due 05/01/2026                         1,123
       5,000      Note,
                  8.200% due 12/01/2009                         5,889
       1,000    Loral Corporation, Deb.,
                  7.625% due 06/15/2025                         1,155
       2,750    Orbital Sciences Corporation,
                  Sr. Note,
                  9.000% due 07/15/2011                         3,039
                                                       --------------
                                                               11,206
                                                       --------------

                 Total Corporate Bonds and Notes
                 (Cost $673,589)                              700,759
                                                       --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 22.5%

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 11.0%
      48,555    4.000% due 09/01/2018-10/01/2018               46,666
      14,668    5.000% due 01/01/2018-10/01/2032               14,642
      36,483    5.500% due 03/01/2033-06/01/2033               36,711
       2,462    6.000% due 04/01/2032                           2,529
       9,471    6.500% due 09/01/2028-05/01/2032                9,899
         185    7.000% due 01/01/2030                             196
         297    7.536% due 06/01/2016                             316
       8,000    7.630% due 02/01/2010                           8,995
                                                       --------------
                 Total FNMA
                  (Cost $120,782)                             119,954
                                                       --------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 10.7%
      49,531    4.500% due 08/01/2033                          46,855
      37,053    5.000% due 04/01/2018-05/01/2033               36,687
      17,231    5.500% due 11/01/2017-05/01/2031               17,657
       6,336    6.000% due 03/01/2031-05/01/2032                6,510
       6,362    6.500% due 01/01/2029-08/01/2029                6,663
       2,035    7.000% due 01/01/2032                           2,155
                                                       --------------
                 Total FHLMC
                  (Cost $117,199)                             116,527
                                                       --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.8%
       7,551    6.000% due 05/20/2032                           7,774
       1,219    7.000% due 06/20/2031                           1,293
                                                       --------------
                 Total GNMA
                 (Cost $8,730)                                  9,067
                                                       --------------

                 Total U.S. Government Agency
                  Mortgage-Backed Securities
                  (Cost $246,711)                             245,548
                                                       --------------
     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                             (000S)
     ----------                                           -------

U.S. TREASURY NOTES - 5.8%
   $  20,000    2.625% due 03/15/2009                  $       19,165
      44,000    4.000% due 06/15/2009                          44,636
                                                       --------------
                 Total U.S. Treasury Notes
                 (Cost $64,711)                                63,801
                                                       --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.1%
    (Cost $1,518)
       1,515    Reilly Mortgage FHA, Series
                  1982, (Partial default),
                  7.430% due 08/01/2022                         1,515
                                                       --------------

       SHARES
      --------

CONVERTIBLE PREFERRED STOCK - 0.5%
    (Cost $5,100)
     100,000    Ford Motor Company Capital
                  Trust II, Conv. Pfd., 6.500%
                  due 01/15/2032                                5,345
                                                       --------------

RIGHTS - 0.1%
    (Cost $539)
     153,563    Danielson Holding
                  Corporation-Rights+                             657
                                                       --------------
     PRINCIPAL
       AMOUNT
       (000S)
     ----------

REPURCHASE AGREEMENT - 5.7%
    (Cost $62,641)
  $   62,641    Agreement with Credit Suisse
                  First Boston Corporation,
                  1.270% dated 07/30/2004, to
                  be repurchased at
                  $62,648,000 on 08/02/2004
                  (Collateralized by U.S.
                  Treasury Bonds, having
                  various interest rates and
                  maturities, market value
                  $63,918,000)                                 62,641
                                                       --------------

TOTAL INVESTMENTS (Cost $1,054,809*)        98.8%           1,080,266

OTHER ASSETS AND LIABILITIES (Net)           1.2               13,635
                                          ------       --------------

NET ASSETS                                 100.0%      $    1,093,901
                                          ======       ==============
 ---------------------
       *  Aggregate cost for federal tax purposes.
      ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
       +  Non-income producing security.
      ++ Defaulted security is past maturity but continues to be valued by an independent pricing service in recognition of future potential worth.


          GLOSSARY OF TERMS
     FHA  -- Federal Housing Authority
     MTN  -- Medium Term Note

PORTFOLIO of INVESTMENTS
HIGH YIELD FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                               (000S)
     ----------                                            -------

CORPORATE BONDS AND NOTES - 89.3%

      OIL/ENERGY - 12.8%
                     El Paso Natural Gas:
    $     12,500       Bond,
                       8.375% due 06/15/2032             $     12,344
           2,750       Sr. Note,
                       7.625% due 08/01/2010                    2,874
                     Hanover Compressor Company:
           7,950       Conv. Sr. Note,
                       4.750% due 03/15/2008                    7,473
          10,250       Sr. Note,
                       8.625% due 12/15/2010                   10,916
          18,250     PDVSA Finance Ltd.,
                       Note,
                       8.500% due 11/16/2012                   18,615
          10,000     Petrobras International Finance
                       Company, Sr. Note,
                       9.750% due 07/06/2011                   11,000
           7,500     Southern Natural Gas Company,
                       Sr. Note,
                       8.000% due 03/01/2032                    7,237
          10,000     Tesoro Petroleum Corporation,
                       Sr. Sub. Note,
                       9.625% due 04/01/2012                   11,475
                     Tri-Union Development Corporation,
                       Company Guarantee, (in default):
           2,962       12.500% due 06/01/2006                   1,851
             219       Series AI, (Payment-in-Kind),
                       12.500% due 06/01/2006**                   137
                                                       --------------
                                                               83,922
                                                       --------------
      HEALTH CARE - 12.3%
          21,500     Athena Neurosciences Finance
                       LLC, Company Guarantee,
                       7.250% due 02/21/2008                   21,339
                     DVI, Inc., Sr. Note, (in default):
          10,375       9.875% due 02/01/2004++                  1,945
           2,850       9.875% due 02/01/2004++                    534
                     HEALTHSOUTH Corporation:
          12,250      Note,                                    11,561
                       7.625% due 06/01/2012
           5,000       Sr. Note,
                       8.500% due 02/01/2008                    4,987
                     HIH Capital Ltd., Conv. Note:
           3,500       7.500% due 09/25/2006                    3,098
          10,050       7.500% due 09/25/2006**                  9,095
           5,000     Inhale Therapeutic Systems,
                       Inc., Conv. Sub. Note,
                       5.000% due 02/08/2007                    4,850
          14,850     IVAX Corporation, Conv. Sr.
                       Sub. Note,
                       4.500% due 05/15/2008                   14,757
           4,000     Sepracor Inc., Conv. Sub. Deb.,
                     5.000% due 02/15/2007                      4,050
           4,750     Vertex Pharmaceuticals Inc.,
                       Conv. Sub. Note,
                       5.000% due 09/19/2007                    4,501
                                                       --------------
                                                               80,717
                                                       --------------
      TELECOMMUNICATIONS - 12.3%
          16,250     Extreme Networks, Inc., Conv.
                     Sub. Note,
                     3.500% due 12/01/2006                     15,661


     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                               (000S)
     ----------                                            -------
    $     17,500     Nortel Networks Corporation,
                       Conv. Company Guarantee,
                       4.250% due 09/01/2008           $       16,691
          13,500     Qwest Corporation, Note,
                       9.125% due 03/15/2012**                 14,918
          17,710     TriQuint Semiconductor, Inc.,
                       Conv. Sub. Note,
                       4.000% due 03/01/2007                   16,979
          16,000     Western Wireless Corporation,
                       Sr. Note,
                       9.250% due 07/15/2013                   16,440
                                                       --------------
                                                               80,689
                                                       --------------
      INDEX PRODUCT - 10.1%
          33,750     Dow Jones CDX High Yield Series
                       3 Trust 1, Credit-Linked
                       Trust Certificates,
                       7.750% due 12/29/2009**                 33,054
          31,720     TRAINS (Targeted Return Index
                       Securities) Trust Series
                       HY-2003-1, Grantor Trust,
                       8.218% due 08/01/2015**                 33,127
                                                       --------------
                                                               66,181
                                                       --------------
      UTILITIES - 5.6%
                     Illinois Power Company, First Mortgage:
          13,500       7.500% due 06/15/2009                   14,985
           4,000       11.500% due 12/15/2010                   4,780
          16,000     Reliant Resources, Inc., Sr.
                       Note,
                       9.500% due 07/15/2013                   17,280
                                                       --------------
                                                               37,045
                                                       --------------
      INFORMATION TECHNOLOGY - 5.1%
          14,000     BEA Systems Inc., Conv. Sub. Note,
                       4.000% due 12/15/2006                   13,930
          19,500       Conexant Systems Inc., Conv.
                       Sub. Note,
                       4.000% due 02/01/2007                   17,087
           2,950     Komag, Inc., Conv. Sub. Note,
                       2.000% due 02/01/2024                    2,282
                                                       --------------
                                                               33,299
                                                       --------------
      FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 5.0%
          18,471     Federative Republic of Brazil,
                       C-Bond,
                       8.000% due 04/15/2014                   17,570
          20,500     Republic of Ecuador, Bond,
                       7.000% to 08/15/2004;
                       8.000% to 08/15/2005;
                       9.000% to 08/15/2006;
                       10.000% due 08/15/2030                  14,991
                                                       --------------
                                                               32,561
                                                       --------------
      GAMING - 4.4%
          13,750     Diamond Jo, LLC/Peninsula
                       Gaming Corporation, Company
                       Guarantee,
                       8.750% due 04/15/2012**                 13,509
          14,000     Riviera Holdings Corporation,
                       Company Guarantee,
                       11.000% due 06/15/2010                  15,400
                                                       --------------
                                                               28,909
                                                       --------------

HIGH YIELD FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                               (000S)
     ----------                                            -------

CORPORATE BONDS AND NOTES (CONTINUED)

      SERVICES - 4.1%
    $     16,500     Allied Waste North America,
                       Inc., Sr. Note,
                       7.875% due 04/15/2013           $       17,346
          12,050     Great Lakes Dredge & Dock
                       Company, Sr. Sub. Note,
                       7.750% due 12/15/2013                    9,881
                                                       --------------
                                                               27,227
                                                       --------------
    AEROSPACE/DEFENSE - 3.9%
          14,000     Orbital Sciences Corporation,
                       Sr. Note,
                       9.000% due 07/15/2011                   15,470
          10,000     Primus International Inc., Sr.
                       Note,
                       10.500% due 04/15/2009**                10,150
                                                       --------------
                                                               25,620
                                                       --------------
    MEDIA - 3.8%
          14,000     Carmike Cinemas, Inc., Sr. Sub.
                       Note,
                       7.500% due 02/15/2014**                 13,335
                     XM Satellite Radio Holdings
                       Inc., Sr. Note:
           5,877       12.000% due 06/15/2010                   6,758
           4,717       Zero coupon to 12/31/2005;
                       14.000% due 12/31/2009                   4,511
                                                       --------------
                                                               24,604
                                                       --------------
    CABLE TV - 2.8%
           5,500     Century Communications
                       Corporation, Sr. Note, (in
                       default),
                       8.750% due 10/01/2007                    5,665
           5,250     FrontierVision Holdings LP, Sr.
                       Disc. Note, (in default),
                       11.875% due 09/15/2007                   6,563
           5,000     Olympus Communications LP, Sr.
                       Note, Series B, (in default),
                       10.625% due 11/15/2006                   6,300
                                                       --------------
                                                               18,528
                                                       --------------
    CONSUMER PRODUCTS/LEISURE - 2.4%
                     Royal Caribbean Cruises Ltd.:
           3,000       Deb.,
                       7.250% due 03/15/2018                    2,970
          11,500       Sr. Note,
                       8.750% due 02/02/2011                   12,995
                                                       --------------
                                                               15,965
                                                       --------------
    TRANSPORTATION/AUTO - 2.2%
                     Northwest Airlines, Inc.,
                       Pass-through Certificates:
           9,008       Series 1999-2, Class B,
                       7.950% due 03/01/2015                    7,201
           9,275       Series 2001-1, Class B,
                     7.691% due 04/01/2017                      7,217
                                                       --------------
                                                               14,418
                                                       --------------


     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                               (000S)
     ----------                                            -------

    PAPER/CONTAINERS - 2.1%
                     Jefferson Smurfit Corporation,
                       Company Guarantee:
    $      7,000       7.500% due 06/01/2013           $        7,140
           6,000       8.250% due 10/01/2012                    6,435
                                                       --------------
                                                               13,575
                                                       --------------
    MANUFACTURING - 0.4%
           2,589       Covanta Energy Corporation, Sr.
                       Sec. Note,
                       8.250% due 03/15/2011                    2,343
                                                       --------------

                     Total Corporate Bonds and Notes
                       (Cost $562,725)                        585,603
                                                       --------------

       SHARES
      --------

COMMON STOCKS - 7.4%
          57,845     Credence Systems Corporation+                518
         518,800     Health Care Property
                       Investors, Inc.                         12,949
         404,500     Health Care REIT, Inc.                    13,053
         180,460     ICO Global Communications
                       Holdings Ltd.+                              99
         206,173     Komag Inc.+                                2,338
         123,430     Life Sciences Research, Inc.+                778
         985,100     Nationwide Health Properties Inc.         18,816
           2,064     Tri-Union Development
                       Corporation, Class A+                        0***

           3,500     Tribo Petroleum Corporation,
                       Class A+**                                   0***
                                                       --------------
                     Total Common Stocks
                       (Cost $40,378)                          48,551
                                                       --------------

RIGHTS - 0.1%
    (Cost $460)
         131,250     Danielson Holding
                       Corporation-Rights+                        562
                                                       --------------

WARRANTS - 0.0% +++
          45,327     ICO Global Communications
                       Holdings Ltd., Expires
                       05/16/2006+                                  0***
          45,870     Komag Inc., Expires 06/30/2005+              188
           5,000     Mikohn Gaming Corporation,
                       Expires 08/15/2008+**                        2
                                                       --------------

                     Total Warrants
                       (Cost $12)                                 190
                                                       --------------

HIGH YIELD FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                               (000S)
     ----------                                            -------

REPURCHASE AGREEMENT - 1.5%
    (Cost $9,571)
    $      9,571     Agreement with Credit Suisse
                       First Boston Corporation,
                       1.270% dated 07/30/2004, to
                       be repurchased at $9,571,000
                       on 08/02/2004
                       (Collateralized by U.S.
                       Treasury Notes, having
                       various interest rates and
                       maturities, market value
                       $9,766,000)                     $        9,571
                                                       --------------

TOTAL INVESTMENTS (Cost $613,146*)          98.3%             644,477

OTHER ASSETS AND LIABILITIES (Net)           1.7               11,420
                                          ------       --------------

NET ASSETS                                 100.0%      $      655,897
                                          ======       ==============
 ---------------------
       *  Aggregate cost for federal tax purposes.
      ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
     ***  Value of security is less than $500.
       +  Non-income producing security.
      ++ Defaulted security is past maturity but continues to be valued by an independent pricing service in recognition of future potential worth.
     +++  Amount represents less than 0.1% of the net assets.

PORTFOLIO of INVESTMENTS
TAX-EXEMPT BOND FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                           VALUE
       (000S)                                           (000S)
     ----------                                        -------

MUNICIPAL BONDS AND NOTES - 101.3%

    ALASKA - 3.7%
   $   4,500    Alaska State International
                  Airports, Airport & Marina
                  Revenue, Series B, (AMBAC
                  Insured),
                  5.250% due 10/01/2027                $        4,601
       1,235    Anchorage, Electric Utilities,
                  Power & Light Revenue, Sr.
                  Lien, (MBIA Insured),
                  6.500% due 12/01/2013                         1,489
       2,000    Anchorage, Ice Rink,
                  Recreational Revenue,
                  6.375% due 01/01/2020                         2,314
                                                       --------------
                                                                8,404
                                                       --------------
    ARIZONA - 3.7%
                Arizona School Facilities
                  Board, COP:
       1,000      Series A, (MBIA Insured),
                  5.250% due 09/01/2017                         1,078
       1,500      Series B, (FSA Insured),
                  5.250% due 09/01/2019**                       1,616
       2,000    Arizona Tourism & Sports
                  Authority, Recreational
                  Revenue, (Multipurpose
                  Stadium Facility Project),
                  Series A, (MBIA Insured),
                  5.375% due 07/01/2019                         2,173
       3,000    Salt River Project,
                  Agricultural Improvement &
                  Power District, Electric
                  Systems Revenue, Series A,
                  5.750% due 01/01/2009                         3,346
                                                       --------------
                                                                8,213
                                                       --------------
    CALIFORNIA - 10.1%
       1,000    Alameda County, Fremont
                  Unified School District, GO,
                  Series A, (FGIC Insured),
                  5.000% due 08/01/2025                         1,015
                California State Department of
                  Water Resources, Power
                  Supply Revenue, Series A:
       1,000      6.000% due 05/01/2015                         1,117
                  (AMBAC Insured):
       2,000      5.375% due 05/01/2018                         2,165
       1,000      5.500% due 05/01/2016                         1,101
       3,000      (Inverse Floater), (MBIA-IBC
                  Insured),
                  8.951% due 05/01/2011+***                     3,365
       2,000    Center Unified School
                  District, Capital
                  Appreciation, GO, Series C,
                  (MBIA Insured),
                  Zero coupon due 09/01/2018                    1,009
       2,000    El Dorado Irrigation District,
                  COP, Series A, (FGIC
                  Insured),
                  5.000% due 03/01/2021                         2,067
       2,000    Foothill Eastern
                  Transportation Corridor
                  Agency, Capital
                  Appreciation, Toll Road
                  Revenue, (MBIA Insured),
                  Zero coupon due 01/15/2018                      984
       2,700    Jurupa, Unified School
                  District, GO, (FGIC Insured),
                  5.125% due 08/01/2022                         2,815
       2,000    Orange County, COP, Series A,
                  (MBIA Insured),
                  6.000% due 07/01/2026                         2,154
     PRINCIPAL
       AMOUNT                                           VALUE
       (000S)                                           (000S)
     ----------                                        -------

   $   1,180    Palmdale, COP, (Park
                  Improvement & Avenue S
                  Construction Project), (MBIA
                  Insured),
                  5.250% due 09/01/2018                $        1,270
         270    Sacramento, COP, (Centrex
                  System Lease), Series A,
                  5.550% due 09/15/2004***                        271
       2,000    San Francisco City and County,
                  International Airports
                  Commission, Airport Revenue,
                  Second Series, Issue 29B,
                  (FGIC Insured),
                  5.125% due 05/01/2020                         2,101
       7,000    San Joaquin Hills,
                  Transportation Corridor
                  Agency, Toll Road Revenue,
                  Series A, (MBIA Insured),
                  Zero coupon due 01/15/2034                    1,339
                                                       --------------
                                                               22,773
                                                       --------------
    COLORADO - 1.8%
       1,080    Boulder County, College &
                  University Development
                  Revenue, (University
                  Corporation for Atmospheric
                  Research), (AMBAC Insured),
                  5.000% due 09/01/2020                         1,120
       1,000    Colorado Health Facility
                  Authority, Health Care
                  Revenue, (Catholic Health
                  Initiatives),
                  5.250% due 09/01/2021                         1,025
       1,650    Lakewood, COP, (AMBAC Insured),
                  5.350% due 12/01/2017                         1,797
                                                       --------------
                                                                3,942
                                                       --------------
    CONNECTICUT - 1.2%
       1,500    Connecticut State Special
                  Obligation Parking, Airport
                  & Marina Revenue, (Bradley
                  International Airport),
                  Series A, AMT, (ACA Insured),
                  6.600% due 07/01/2024                         1,595
         995    Mashantucket Western Pequot
                  Tribe, Special Revenue,
                  Series A, ETM,
                  6.500% due 09/01/2005***                      1,048
                                                       --------------
                                                                2,643
                                                       --------------
    DISTRICT OF COLUMBIA - 0.3%
         500    District of Columbia, Water &
                  Sewer Authority, Public
                  Utilities Revenue, (FSA
                  Insured),
                  5.500% due 10/01/2017                           565
                                                       --------------
    FLORIDA - 8.9%
         250    Bay County, Water Systems
                  Revenue, (AMBAC Insured),
                  5.700% due 09/01/2030                           268
         500    Brevard County, School Board
                  Authority, COP, Series B,
                  (AMBAC Insured),
                  5.500% due 07/01/2021                           534
       3,000    Dade County, Guaranteed
                  Entitlement Revenue, Series
                  A, (MBIA Insured),
                  Zero coupon due 02/01/2018                    1,430

TAX-EXEMPT BOND FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                           VALUE
       (000S)                                           (000S)
     ----------                                        -------

MUNICIPAL BONDS AND NOTES (CONTINUED)

    FLORIDA (CONTINUED)
   $   1,000    Escambia County, Health
                  Facilities Authority, Health
                  Facilities Revenue, (Florida
                  Health Care Facilities
                  Loan-VHA Program), (AMBAC
                  Insured),
                  5.950% due 07/01/2020                $        1,038
         650    Escambia County, Utilities
                  Authority, Utility Systems
                  Revenue, (FGIC Insured),
                  5.250% due 01/01/2029                           663
         900    Florida Housing Finance
                  Agency, Housing Revenue,
                  (Spinnaker Cove Apartments
                  Project), Series G, AMT,
                  (AMBAC Insured),
                  6.500% due 07/01/2036                           932
         195    Florida Housing Finance
                  Agency, SFMR, Series A, AMT,
                  (GNMA/FNMA Collateral),
                  6.650% due 01/01/2024                           200
         800    Florida State Board of
                  Education, Lottery Revenue,
                  Series A, (FGIC Insured),
                  5.250% due 07/01/2017                           863
         675    Florida State Municipal Power
                  Agency, Power & Light
                  Revenue, (Stanton Project),
                  (FSA Insured),
                  5.500% due 10/01/2014                           751
       1,000    Hillsborough County, Port
                  District Revenue, (Tampa
                  Port Authority Project),
                  Series A, AMT, (MBIA
                  Insured),
                  5.375% due 06/01/2027                         1,025
       1,615    Jacksonville Electric
                  Authority, Water & Sewer
                  Revenue, Series A,
                  5.000% due 10/01/2014                         1,678
         600    Jacksonville, Water & Sewer
                  Revenue, (United Waterworks
                  Inc. Project), AMT, (AMBAC
                  Insured),
                  6.350% due 08/01/2025                           635
         205    Manatee County, Housing
                  Finance Authority, SFMR,
                  Series 94-4, AMT, (GNMA/FNMA
                  Collateral),
                  6.875% due 11/01/2026                           206
       1,095    Marion County, School Board,
                  COP, (FSA Insured),
                  5.250% due 06/01/2018                         1,178
         500    Orange County, Housing Finance
                  Authority, MFHR, (Hands Inc.
                  Project), Series A,
                  7.000% due 10/01/2025                           526
       5,000    Orlando, Utilities Commission,
                  Water & Electric Revenue,
                  6.000% due 10/01/2010                         5,743
       1,300    Osceola County, School Board,
                  COP, Series A, (AMBAC
                  Insured),
                  5.125% due 06/01/2022                         1,357
         900    Pasco County, Solid Waste
                  Disposal & Resource Recovery
                  System, Resource Recovery
                  Revenue, AMT, (AMBAC
                  Insured),
                  6.000% due 04/01/2011                         1,002
                                                       --------------
                                                               20,029
                                                       --------------
    GEORGIA - 5.6%
       5,000    Georgia State, GO, Series B,
                  6.300% due 03/01/2009                         5,704
     PRINCIPAL
       AMOUNT                                           VALUE
       (000S)                                           (000S)
     ----------                                        -------
                Monroe County, Development
                  Authority, PCR, (Oglethorpe
                  Power Corporation Project),
                  Series A, (MBIA-IBC Insured):
   $   2,500      6.700% due 01/01/2009                $        2,870
       3,410      6.750% due 01/01/2010                         3,981
                                                       --------------
                                                               12,555
                                                       --------------
    HAWAII - 1.0%
                Honolulu City and County, GO,
                  Series A:
       1,270      (Unrefunded Balance),
                  6.000% due 01/01/2012                         1,458
         730      ETM,
                  6.000% due 01/01/2012                           846
                                                       --------------
                                                                2,304
                                                       --------------
    IDAHO - 1.1%
       2,000    Idaho Health Facilities
                  Authority, Health Care
                  Revenue, (IHC Hospitals Inc.
                  Project), (Inverse Floater),
                  ETM,
                  6.650% due 02/15/2021+***                     2,495
                                                       --------------
    ILLINOIS - 7.0%
       5,000    Chicago, O'Hare International
                  Airport, Airport Revenue,
                  (Inverse Floater), AMT, (FSA
                  Insured),
                  10.274% due 01/01/2020+***                    5,851
                Chicago, O'Hare International
                  Airport, Special Facilities
                  Revenue, Series B:
         965      (Second Lien Passenger
                  Facility), (AMBAC Insured),
                  5.500% due 01/01/2017                         1,044
       1,000      (United Airlines Project),
                  AMT, (in default),
                  6.100% due 11/01/2035                           194
       2,570    Cook County, Oak Lawn School
                  District No. 122, Capital
                  Appreciation, GO,  (FGIC
                  Insured),
                  Zero coupon due 12/01/2016                    1,433
                Metropolitan Pier & Exposition
                  Authority, Capital
                  Appreciation, Dedicated
                  State Tax Revenue, Series A,
                  (FGIC Insured):
                  (Unrefunded Balance):
          85      Zero coupon due 06/15/2008                       75
         130      Zero coupon due 06/15/2009                      110
                  ETM:
       5,055      Zero coupon due 06/15/2009                    4,281
         815      Zero coupon due 06/15/2009                      690
       2,000    Metropolitan Pier & Exposition
                  Authority, Sales Tax
                  Revenue, (McCormick Place
                  Expansion Project), Series
                  A, (MBIA Insured),
                  5.250% due 06/15/2042                         2,026
                                                       --------------
                                                               15,704
                                                       --------------
    INDIANA - 3.1%
       6,000    Indiana Municipal Power
                  Agency, Power Supply System
                  Revenue, Series A, ETM,
                  (MBIA Insured),
                  6.125% due 01/01/2013                         6,845
                                                       --------------

TAX-EXEMPT BOND FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                           -------

MUNICIPAL BONDS AND NOTES (CONTINUED)

    KENTUCKY - 0.7%
   $   1,500    Kentucky State Turnpike
                  Authority, Economic
                  Development Road Revenue,
                  (Revitalization Project),
                  (FSA Insured), (Pre-refunded
                  to 01/01/2011),
                  5.625% due 07/01/2013                $        1,672
                                                       --------------
    LOUISIANA - 2.3%
       2,680    Lafayette, Utility Revenue,
                  (MBIA Insured),
                  5.250% due 11/01/2023**                       2,831
       1,500    Louisiana Public Facilities
                  Authority, Customer Receipts
                  Revenue, Series B, ETM,
                  Zero coupon due 12/01/2019                      692
       1,500    Louisiana State, GO, Series A,
                  (FGIC Insured),
                  5.500% due 11/15/2008                         1,657
                                                       --------------
                                                                5,180
                                                       --------------
    MARYLAND - 1.5%
       2,000    Baltimore, Port Facilities,
                  Industrial Revenue,
                  (Consolidated Coal Sales
                  Project), Series B,
                  6.500% due 10/01/2011                         2,091
       1,150    Maryland State Economic
                  Development Corporation,
                  Student Housing Revenue,
                  (University of Maryland
                  College Park Project),
                  5.625% due 06/01/2035                         1,162
                                                       --------------
                                                                3,253
                                                       --------------
    MASSACHUSETTS - 1.6%
       1,000    Massachusetts State
                  Development Finance Agency,
                  Revenue Bonds, (Hillcrest
                  Educational Centers Inc.
                  Project),
                  6.375% due 07/01/2029                           943
       1,000    Massachusetts State Health &
                  Educational Facilities
                  Authority, Health Care
                  Revenue, (Health Care
                  System-Covenant Health),
                  6.000% due 07/01/2031                         1,037
       1,500    Massachusetts State, Federal
                  Highway Grant Anticipation
                  Notes Revenue, Series A,
                  5.750% due 06/15/2015                         1,657
                                                       --------------
                                                                3,637
                                                       --------------
    MICHIGAN - 0.5%
       1,000    Michigan State Strategic Fund,
                  Limited Obligation Revenue,
                  (Detroit Edison Company
                  Exempt Facilities Project),
                  Series C, AMT, (XLCA
                  Insured),
                  5.450% due 12/15/2032                         1,020
                                                       --------------
     PRINCIPAL
       AMOUNT                                           VALUE
       (000S)                                           (000S)
     ----------                                        -------
    MISSOURI - 3.2%
   $   2,250    Bi-State Development Agency of
                  the Missouri-Illinois
                  Metropolitan District, Mass
                  Transit Sales Tax Revenue,
                  (Metrolink Cross County
                  Extension Project), Series
                  B, (FSA Insured),
                  5.250% due 10/01/2019                $        2,418
       1,000    Cape Girardeau County,
                  Industrial Development
                  Authority, Health Care
                  Facilities Revenue,
                  (Southeast Hospital
                  Association Project),
                  5.625% due 06/01/2027                           998
         600    Fenton, Tax Increment Revenue,
                  (Gravois Bluffs Improvement
                  Project),
                  7.000% due 10/01/2021                           645
       1,000    Missouri State Health and
                  Education Facilities
                  Authority, Education
                  Facilities Revenue,
                  (University of Missouri-
                  Columbia Arena Project),
                  5.000% due 11/01/2018                         1,046
                 t. Louis County, Pattonville
                  School District No. R-3, GO,
                  (Missouri Direct Deposit
                S Program), (FGIC Insured):
       1,000      5.750% due 03/01/2017                         1,117
         880      5.750% due 03/01/2018                           983
                                                       --------------
                                                                7,207
                                                       --------------
    NEBRASKA - 4.0%
       7,000    Omaha Public Power District,
                  Electric Revenue, Series B,
                  ETM,
                  6.150% due 02/01/2012                         8,045
       1,000    University of Nebraska,
                  Lincoln Student Fees &
                  Facilities Revenue, Series B,
                  5.000% due 07/01/2023                         1,020
                                                       --------------
                                                                9,065
                                                       --------------
    NEVADA - 0.9%
       1,000    Clark County, Airport Systems
                  Subordinate Lien Revenue ,
                  Series A-2, (FGIC Insured),
                  5.000% due 07/01/2036**                         966
       1,000    Reno, Sales & Room Tax
                  Revenue, Sr. Lien,
                  (ReTrac-Reno Transportation
                  Rail Access Corridor
                  Project), (AMBAC Insured),
                  5.125% due 06/01/2037                         1,005
                                                       --------------
                                                                1,971
                                                       --------------
    NEW JERSEY - 2.0%
       1,000    New Jersey Economic
                  Development Authority,
                  Economic Development
                  Revenue, (Kapkowski Road
                  Landfill Project),
                  5.750% due 04/01/2031                           948
       1,340    New Jersey Educational
                  Facilities Authority,
                  Government Fund Grant
                  Revenue, (Higher Education
                  Capital Improvement
                  Project), Series A, (AMBAC
                  Insured),
                  5.250% due 09/01/2020                         1,427
       1,000    New Jersey Transit
                  Corporation, COP, (Federal
                  Transit Administration
                  Grants Projects), Series A,
                  (AMBAC Insured),
                  5.500% due 09/15/2013                         1,118

TAX-EXEMPT BOND FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                           -------

MUNICIPAL BONDS AND NOTES (CONTINUED)

    NEW JERSEY (CONTINUED)
   $   1,000    New Jersey Transportation
                  Trust Fund Authority,
                  Transportation System
                  Revenue, Series C, (FSA
                  Insured),
                  5.500% due 06/15/2020                $        1,087
                                                       --------------
                                                                4,580
                                                       --------------
    NEW YORK - 5.0%
       1,265    Metropolitan Transportation
                  Authority, Service Contract
                  Revenue, (Transportation
                  Facilities Project), Series
                  7,
                  4.750% due 07/01/2019                         1,326
       1,500    Metropolitan Transportation
                  Authority, Transportation
                  Revenue, Series A, (FGIC
                  Insured),
                  5.250% due 11/15/2031                         1,536
       2,000    Nassau County, Interim Finance
                  Authority, Sales Tax
                  Revenue, Series A,
                  5.750% due 11/15/2013                         2,285
       1,000    New York State Dormitory
                  Authority, College &
                  University Revenue, (State
                  University Educational
                  Facilities Project), (MBIA
                  Insured),
                  6.000% due 05/15/2016                         1,137
         580    New York State Housing Finance
                  Agency, MFHR, (Secured
                  Mortgage Program), Series F,
                  AMT,
                  6.625% due 08/15/2012                           585
         925    New York State Mortgage
                  Agency, Homeowner Mortgage
                  Revenue, Series 82, AMT,
                  5.650% due 04/01/2030                           959
       1,000    New York State Urban
                  Development Corporation,
                  Personal Income Tax
                  Revenue, Series C-1, (FGIC
                  Insured),
                  5.500% due 03/15/2019                         1,099
                New York State, GO:
       1,000      Series B, ETM, (FSA Insured),
                  7.000% due 06/01/2014                         1,106
       1,000      Series H,
                  5.750% due 03/15/2013                         1,102
                                                       --------------
                                                               11,135
                                                       --------------
    NORTH CAROLINA - 1.4%
       1,000    Charlotte, COP, (Convention
                  Facility Project), Series A,
                  5.500% due 08/01/2019                         1,099
       2,000    North Carolina Municipal Power
                  Agency No. 1, Catawba
                  Electric Revenue, Series A,
                  (MBIA Insured),
                  5.250% due 01/01/2018                         2,140
                                                       --------------
                                                                3,239
                                                       --------------
    OHIO - 2.5%
       1,000    Cuyahoga County, Hospital
                  Facilities Revenue, (Canton
                  Inc. Project),
                  7.500% due 01/01/2030                         1,097
     PRINCIPAL
       AMOUNT                                           VALUE
       (000S)                                           (000S)
     ----------                                        -------
   $   1,000    Ohio Municipal Electric
                  Generation Agency, Revenue
                  Bond, (Belleville
                  Hydroelectric Project),
                  (AMBAC Insured),
                  5.000% due 02/15/2021                $        1,034
       2,175    Ohio State Building Authority,
                  Lease Revenue,
                  (Administrative Building
                  Fund Projects),  Series A,
                  (FSA Insured),
                  5.500% due 04/01/2015                         2,403
       1,000    Ohio State University, General
                  Receipts Revenue, Series A,
                  5.125% due 12/01/2031                         1,013
                                                       --------------
                                                                5,547
                                                       --------------
    OKLAHOMA - 1.3%
       1,385    Central Oklahoma
                  Transportation & Parking
                  Authority, Parking Systems
                  Revenue, (AMBAC Insured),
                  5.000% due 07/01/2022                         1,418
         345    Oklahoma Housing & Finance
                  Authority, SFMR, Series B,
                  AMT, (GNMA Collateral),
                  7.997% due 08/01/2018                           360
       1,000    Tulsa County, Public
                  Facilities Authority,
                  Capital Improvement Revenue,
                  (AMBAC Insured),
                  6.250% due 11/01/2022                         1,154
                                                       --------------
                                                                2,932
                                                       --------------
    OREGON - 2.4%
       1,000    Oregon Health Sciences
                  University, College &
                  University Revenue, Series
                  A, (MBIA Insured),
                  5.250% due 07/01/2022                         1,054
       1,000    Oregon State Department of
                  Administrative Services,
                  COP, Series C, (MBIA
                  Insured),
                  5.250% due 11/01/2018                         1,072
       2,000    Portland, Sewer System
                  Revenue, Second Lien, Series
                  A, (FSA Insured),
                  5.250% due 06/01/2020                         2,134
       1,000    Portland, Tax Allocation
                  Revenue, (Downtown
                  Waterfront Urban Renewal &
                  Redevelopment Project),
                  Series A, (AMBAC Insured),
                  5.750% due 06/15/2016                         1,125
                                                       --------------
                                                                5,385
                                                       --------------
    PENNSYLVANIA - 3.7%
                Philadelphia, Gas Works
                  Revenue, (FSA Insured):
                  (1998 General Ordinance):
       1,000      Fourth Series,
                  5.250% due 08/01/2020                         1,062
       2,500      Second Series,
                  5.250% due 07/01/2029                         2,541
       2,500      (Inverse Floater), Series
                  384,
                  9.381% due 07/01/2011+***                     2,844
         820    Philadelphia, Parking
                  Authority, Auto Parking
                  Revenue, Series A, (AMBAC
                  Insured),
                  5.250% due 02/15/2029                           833

TAX-EXEMPT BOND FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                           -------


MUNICIPAL BONDS AND NOTES (CONTINUED)

    PENNSYLVANIA (CONTINUED)
   $   1,000    Philadelphia, Redevelopment
                  Authority Revenue,
                  (Neighborhood Transformation
                  Project), Series A, (FGIC
                  Insured),
                  5.500% due 04/15/2017                $        1,103
                                                       --------------
                                                                8,383
                                                       --------------
    PUERTO RICO - 0.5%
       1,000    Puerto Rico Municipal Finance
                  Agency, Revenue Bonds,
                  Series A, (FSA Insured),
                  5.250% due 08/01/2021                         1,074
                                                       --------------
    SOUTH CAROLINA - 2.0%
       1,300    Chesterfield County, School
                  District, GO, (FSA Insured),
                  5.375% due 03/01/2018                         1,408
       1,955    Greenville, Waterworks System
                  Revenue,
                  5.250% due 02/01/2019                         2,097
       1,000    South Carolina Jobs-Economic
                  Development Authority, IDR,
                  (Electric & Gas Company
                  Project), Series A, (AMBAC
                  Insured),
                  5.200% due 11/01/2027                         1,026
                                                       --------------
                                                                4,531
                                                       --------------
    TENNESSEE - 1.1%
       1,000    Johnson City, Health &
                  Educational Facility Board,
                  Hospital Revenue, (Mountain
                  States Health Care
                  Facilities First Mortgage
                  Project), Series A,
                  7.500% due 07/01/2033                         1,157
       1,205    Tennessee Housing Development
                  Agency, Housing Revenue,
                  (Homeownership Program),
                  Series 2A, AMT,
                  5.700% due 07/01/2031                         1,235
                                                       --------------
                                                                2,392
                                                       --------------
    TEXAS - 7.1%
       1,500    Austin, Water & Wastewater
                  System Revenue, (MBIA
                  Insured),
                  5.250% due 11/15/2019                         1,601
       1,000    Corpus Christi, GO, (FSA
                  Insured),
                  5.750% due 03/01/2018                         1,113
       1,500    Dallas-Fort Worth
                  International Airport Board,
                  Airport & Marina Revenue,
                  Series A, AMT, (FGIC
                  Insured),
                  5.500% due 11/01/2031                         1,535
       1,000    Fort Worth, GO, Series A,
                  5.000% due 03/01/2021                         1,031
                Houston, GO, (Public
                  Improvement Project), (FSA
                  Insured):
         915      (Pre-refunded to 09/01/2010),
                  5.750% due 03/01/2015                         1,033
          85      (Unrefunded Balance),
                  5.750% due 03/01/2015                            95
       1,000    Houston, Hotel Occupancy Tax &
                  Special Revenue, (Convention
                  & Entertainment Project),
                  Series B, (AMBAC Insured),
                  5.750% due 09/01/2015                         1,123
     PRINCIPAL
       AMOUNT                                           VALUE
       (000S)                                           (000S)
     ----------                                        -------
   $   2,050    Houston, Water & Sewer System
                  Revenue, Jr. Lien, Series C,
                  (FGIC Insured),
                  5.375% due 12/01/2027                $        2,255
       1,100    Metro Health Facilities
                  Development Corporation,
                  Health Care Revenue, (Wilson
                  N. Jones Memorial Hospital
                  Project),
                  7.200% due 01/01/2021                         1,075
                North Central, Health
                  Facilities Development
                  Corporation Revenue:
       1,000      (Baylor Health Care System
                  Project), Series A,
                  5.125% due 05/15/2029                           986
       1,000      (Children's Medical Center
                  of Dallas Project), (AMBAC
                  Insured),
                  5.250% due 08/15/2032                         1,013
       1,000    Texas Tech University System,
                  Financing System Revenue,
                  Seventh Series, (MBIA
                  Insured),
                  5.000% due 08/15/2025                         1,008
       2,000    University of Texas Financing
                  System, College & University
                  Revenue, Series A,
                  5.250% due 08/15/2019                         2,143
                                                       --------------
                                                               16,011
                                                       --------------
    VIRGINIA - 1.3%
                Richmond, GO, (FSA Insured):
         600      5.125% due 01/15/2008                           649
       1,000      5.250% due 01/15/2009                         1,098
       1,000      5.500% due 01/15/2010                         1,116
                                                       --------------
                                                                2,863
                                                       --------------
    WASHINGTON - 7.4%
       2,500    Energy Northwest, Electric
                  Revenue, (Nuclear Project
                  3), Series A , (FSA Insured),
                  5.500% due 07/01/2017                         2,710
       5,000    Franklin County, Pasco School
                  District No.1, GO, (FSA
                  Insured),
                  5.250% due 12/01/2019                         5,333
       4,500    King County, Kent School
                  District No. 415, GO, Series
                  C,
                  6.300% due 12/01/2008                         5,087
       3,000    Washington State, GO, Series B
                  & AT-7,
                  6.400% due 06/01/2017                         3,596
                                                       --------------
                                                               16,726
                                                       --------------
    WEST VIRGINIA - 1.1%
       2,500    Harrison County, County
                  Community Solid Waste
                  Disposal Authority, IDR,
                  (Monongahela Power Company
                  Project), Series A, AMT,
                  (MBIA-IBC Insured),
                  6.875% due 04/15/2022                         2,510
                                                       --------------

TAX-EXEMPT BOND FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                           -------

    WISCONSIN - 0.3%
   $     710    Wisconsin State Health &
                  Educational Facilities
                  Authority, Health Care
                  Revenue, (Waukesha Memorial
                  Hospital Project), Series A,
                  (AMBAC Insured),
                  7.125% due 08/15/2007                $          713
                                                       --------------

                 Total Municipal Bonds and Notes
                  (Cost $212,428)                             227,498
                                                       --------------

SHORT-TERM MUNICIPAL BONDS - 0.5%
         400    New York City, GO, Subseries
                  E-2,
                  1.080% due 08/01/2020++                         400
         600    Orange County School Board,
                  Florida, COP, Series B,
                  (AMBAC Insured),
                  1.100% due 08/01/2025++                         600
                                                       --------------

                Total Short-Term Municipal Bonds
                  (Cost $1,000)                                 1,000
                                                       --------------

TOTAL INVESTMENTS+++ (Cost $213,428*)     101.8%              228,498

OTHER ASSETS AND LIABILITIES (Net)         (1.8)               (3,938)
                                          ------       --------------

NET ASSETS                                100.0%       $      224,560
                                          ======       ==============
 ---------------------
      *  Aggregate cost for federal tax purposes.
     **  Security purchased on a when-issued basis.
    ***  Security deemed illiquid by the Portfolio Manager.
      + Floating rate note. The interest rate shown reflects the rate in effect at July 31, 2004.
     ++ Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2004.
    +++ All securities segregated as collateral for when-issued securities or futures contracts.


         GLOSSARY OF TERMS
    ACA  -- ACA Financial Guaranty Corporation
  AMBAC  -- American Municipal Bond Assurance Corporation
    AMT  -- Alternative Minimum Tax
    COP  -- Certificate of Participation
    ETM  -- Escrowed to Maturity
   FGIC  -- Federal Guaranty Insurance Corporation
   FNMA  -- Federal National Mortgage Association
    FSA  -- Financial Security Assurance
   GNMA  -- Government National Mortgage Association
     GO  -- General Obligation Bond
    IBC  -- Insured Bond Certificate
    IDR  -- Industrial Development Revenue
   MBIA  -- Municipal Bond Investors Assurance
   MFHR  -- Multi-family Housing Revenue
    PCR  -- Pollution Control Revenue
   SFMR  -- Single Family Mortgage Revenue
    VHA  -- Veterans Housing Authority
   XLCA  -- XL Capital Assurance Inc.




Tax-Exempt Bond Fund had the following industry concentrations greater than 10% at July 31, 2004 (as a percentage of net assets) (unaudited):

                  General Obligation             18.5%
                  Power                          17.1%
                  Transportation                 14.2%
                  General Purpose                11.8%

Tax-Exempt Bond Fund had the following insurance concentrations greater than 10% at July 31, 2004 (as a percentage of net assets) (unaudited):

                  MBIA                           20.7%
                  FSA                            19.1%
                  AMBAC                          13.9%
                  FGIC                           12.6%

  TAX-EXEMPT BOND FUND
  JULY 31, 2004 (UNAUDITED)




                                                                    UNREALIZED
     NUMBER OF                                            VALUE    DEPRECIATION
     CONTRACTS                                            (000S)      (000S)
     FUTURE CONTRACTS - SHORT POSITION                    -------   ----------

         121  U.S. 5 Year Treasury Note, September 2004 .. $13,250   $  (218)
                                                                     ========

PORTFOLIO of INVESTMENTS
CALIFORNIA MUNICIPAL FUND
JULY 31, 2004 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

MUNICIPAL BONDS AND NOTES - 98.7%

    CALIFORNIA - 98.2%
                     ABAG Financing Authority for Nonprofit
                       Corporations, COP:
    $    340           (Episcopal Homes Foundation),
                       5.000% due 07/01/2007           $          352
                       (O'Connor Woods Obligation
                       Group), (ACA Insured):
       1,000           5.400% due 11/01/2009                    1,061
       2,530           5.700% due 11/01/2013                    2,673
       1,000         ABAG Financing Authority for
                       Nonprofit Corporations, MFHR,
                       (Archstone Redwood), Series A,
                       5.300% due 10/01/2008                    1,052
       1,240         ABAG Financing Authority for
                       Nonprofit Corporations,
                       Revenue Bonds, (California
                       School of Mechanical Arts),
                       5.250% due 10/01/2026                    1,247
       5,360         Alhambra, Improvement Board Act
                       of 1915, Special Tax Revenue,
                       (Public Works Assessment
                       District No. 1), (MBIA
                       Insured),
                       6.125% due 09/02/2018                    5,380
       2,000         Anaheim, Public Financing
                       Authority, Tax Allocation
                       Revenue, (Inverse Floater),
                       (MBIA Insured),
                       11.270% due 12/28/2018+                  2,535
       2,210         Azusa, Community Facilities
                       District No. 1, Special Tax
                       Revenue, (Mountain Cove),
                       Series A,
                       6.000% due 09/01/2026                    2,255
       2,000         Barstow, Redevelopment Agency,
                       Tax Allocation Revenue,
                       (Central Redevelopment
                       Project), Series A, (MBIA
                       Insured),
                       7.000% due 09/01/2014                    2,509
       3,155         Burbank, Waste Disposal
                       Revenue, Series B, (FSA
                       Insured),
                       5.250% due 05/01/2024                    3,272
       2,000         California Department of
                       Veteran Affairs, Home
                       Purchase Revenue, Series A,
                       (AMBAC Insured),
                       5.400% due 12/01/2018                    2,120
                       California Educational
                       Facilities Authority, College
                       & University Revenue:
       2,485           (Heald College),
                       5.450% due 02/15/2022                    2,201
       1,000           (Pooled College &
                       University), Series B,
                       6.625% due 06/01/2020                    1,091
       1,000           (University of San Diego),
                       Series A,
                       5.250% due 10/01/2030                    1,007
       1,000         California Educational
                       Facilities Authority, Student
                       Loan Revenue, (California
                       Loan Program), Series A, AMT,
                       (MBIA Insured),
                       5.100% due 03/01/2014                    1,052
         995         California Financing Authority
                       for Resource Efficiency,
                       Multiple Utility Revenue,
                       (First Resource Efficiency
                       Program), (AMBAC Insured),
                       6.000% due 07/01/2017                    1,018

     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

    $  1,000         California Health Facilities
                       Financing Authority, Health
                       Care Revenue, (Adventist
                       Health System Project),
                       Series A,
                       5.000% due 03/01/2028           $          944
                     California Housing Finance
                       Agency, Home Ownership &
                       Improvement Revenue, AMT,
                       (MBIA Insured):
          30           Series B,
                       5.200% due 08/01/2026                       30
         665           Series D,
                       6.300% due 08/01/2014                      678
       2,630           Series F,
                       6.800% due 08/01/2014                    2,704
       1,000         California Infrastructure &
                       Economic Development Bank,
                       Health Care Revenue, (The J.
                       David Gladstone Institute
                       Project),
                       5.500% due 10/01/2015                    1,066
       3,855         California Infrastructure &
                       Economic Development Bank,
                       Lease Revenue, (Asian Art
                       Museum of San Francisco
                       Project), (MBIA Insured),
                       5.500% due 06/01/2017                    4,249
                     California Pollution Control
                       Financing Authority, PCR:
       2,500           (San Diego Gas and
                       Electric Company),
                       Series A, AMT,(AMBAC Insured),
                       5.850% due 06/01/2021                    2,532
       2,000           (Southern California Edison
                       Company), Series D,
                       2.000% due 02/28/2008                    1,986
         140         California Rural Home Mortgage
                       Finance Authority, SFMR,
                       (Mortgage-Backed Securities
                       Program), Issue A, Series 2,
                       AMT, (GNMA/FHLMC Collateral),
                       7.950% due 12/01/2024                      143
       6,320         California State Department of
                       Transportation, COP, Series
                       A, (MBIA Insured),
                       5.250% due 03/01/2016                    6,753
                     California State Department of
                       Water Resources, Power Supply
                       Revenue, Series A:
       5,000           5.750% due 05/01/2017                    5,521
       5,500           5.875% due 05/01/2016                    6,140
       7,000           (MBIA-IBC Insured),
                       5.125% due 05/01/2018                    7,430
       3,000           (XLCA Insured),
                       5.375% due 05/01/2017                    3,264
       2,000         California State Department of
                       Water Resources, Water
                       Revenue, Series W, (FSA
                       Insured),
                       5.000% due 12/01/2018                    2,092
       8,000         California State Economic
                       Recovery, Sales Tax Revenue,
                       Series A,
                       5.000% due 07/01/2016                    8,403
                     California State Public Works
                       Board, Lease Revenue:
       1,500           (California Community
                       Colleges), Series A,
                       5.250% due 12/01/2014                    1,564
       3,000           (California State
                       University), Series C,
                       5.400% due 10/01/2022                    3,032

CALIFORNIA MUNICIPAL FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

MUNICIPAL BONDS AND NOTES (CONTINUED)

    CALIFORNIA (CONTINUED)
                       (Department of Corrections - Kern
                       County at Delano
                       II State Prison), Series C:
    $  2,400           5.000% due 06/01/2024           $        2,372
       2,500           5.000% due 06/01/2025                    2,463
       1,980           5.500% due 06/01/2023                    2,061
       2,205           (Department of Corrections -
                       Lassen County, Susanville
                       State Prison), Series E,
                       (XCLA Insured),
                       5.000% due 06/01/2018                    2,325
       2,000           (Department of Corrections
                       Program), Series A, (MBIA-IBC
                       Insured),
                       5.000% due 09/01/2018                    2,063
       4,330           (Department of
                       Corrections-Ten
                       Administrative Segregation
                       Housing Units), Series A,
                       (AMBAC Insured),
                       5.250% due 03/01/2019                    4,587
                       (Department of Mental Health
                       - Coalinga State Hospital),
                       Series A:
       3,000           5.000% due 06/01/2024                    2,968
       1,750           5.000% due 06/01/2025                    1,716
       1,000           5.125% due 06/01/2029                      979
       4,200           (UC M.I.N.D. Institute),
                       Series A,
                       5.000% due 04/01/2023                    4,239
                     California State University,
                       Fresno Association Inc.
                       Revenue, (Auxiliary
                       Organization Event Center):
       1,500           6.000% due 07/01/2022                    1,551
       1,500           6.000% due 07/01/2031                    1,509
                     California State, GO:
       1,000           (AGC-ICC Insured),
                       5.750% due 10/01/2010                    1,125
       2,000           (CIFG-TCRS Insured),
                       5.000% due 10/01/2022                    2,055
       4,430           (FGIC-TCRS Insured),
                       5.500% due 06/01/2025                    4,654
                       (Veterans), AMT:
       1,280           Series BJ,
                       5.700% due 12/01/2032                    1,295
       2,510           Series BT,
                       5.000% due 12/01/2012                    2,544
       3,050           (XLCA Insured),
                       6.750% due 08/01/2012                    3,666
       3,000         California Statewide
                       Communities Development
                       Authority, COP, (Cedars-Sinai
                       Medical Center), (MBIA-IBC
                       Insured),
                       6.500% due 08/01/2012                    3,356
                       California Statewide
                       Communities Development
                       Authority, MFHR, (Equity
                       Residential Housing):
       1,000           Series B,
                       5.200% due 12/01/2029                    1,057
       3,300           Series C,
                       5.200% due 06/15/2009                    3,489
       1,000         Carson, Improvement Board Act
                       of 1915, GO,
                       7.375% due 09/02/2022                    1,012
       1,000         Carson, Redevelopment Agency,
                       Tax Allocation Revenue, (Area
                       No. 1 Project), (MBIA Insured),
                       5.500% due 10/01/2016                    1,124


     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

    $  3,195         Castaic Lake, Water Agency,
                       COP, (1994 Refunding
                       Project), Series A, (AMBAC
                       Insured),
                       5.000% due 08/01/2019           $        3,353
       1,000         Chino Valley, Unified School
                       District, COP, Series A, (FSA
                       Insured),
                       5.250% due 09/01/2014                    1,091
       3,000         Chula Vista, COP, (MBIA
                       Insured),
                       5.000% due 08/01/2027                    3,008
       3,000         Chula Vista, IDR, (San Diego
                       Gas and Electric Company),
                       Series A, AMT,
                       4.900% due 03/01/2023                    2,868
       1,825         Chula Vista, Public Financing
                       Authority, Special Tax
                       Revenue, (Assessment
                       Districts Refinancing), Sr.
                       Lien, Series A, (FSA Insured),
                       4.700% due 09/02/2014                    1,930
       2,715         Chula Vista, Redevelopment
                       Agency, Tax Allocation
                       Revenue,
                       8.625% due 09/01/2024                    3,081
       2,000         Coachella, Redevelopment
                       Agency, Tax Allocation
                       Revenue, (Area No. 3 Project),
                       5.875% due 12/01/2028                    2,010
       2,160         Contra Costa County, Public
                       Financing Authority, Lease
                       Revenue, (Capital Projects),
                       Series B, (MBIA Insured),
                       5.250% due 06/01/2027                    2,207
                     Contra Costa, Water District
                       Revenue, Series K, (FSA Insured):
       1,445           5.000% due 10/01/2017                    1,518
       1,520           5.000% due 10/01/2018                    1,589
       1,285         Corona, COP, (Clearwater
                       Cogeneration Project), (MBIA
                       Insured),
                       5.000% due 09/01/2017                    1,356
       1,500         Culver City, Redevelopment
                       Finance Authority, Tax
                       Allocation Revenue,
                       Series B,
                       6.250% due 11/01/2025                    1,519
       1,670         Davis, Public Facilities
                       Finance Authority Local
                       Agency, Special Tax Revenue,
                       (Mace Ranch Area), Series A,
                       6.600% due 09/01/2025                    1,742
       1,985         El Cajon, COP, (Helix View
                       Nursing Home Project), AMT,
                       (FHA Insured),
                       7.750% due 02/01/2029                    1,994
       2,215         Fairfield, Housing Authority,
                       Mortgage Revenue, (Creekside
                       Estates Mobile Homes),
                       5.625% due 09/01/2023                    2,147
       1,000         Fontana, Redevelopment Agency,
                       Tax Allocation Revenue,
                       (Southwest Industrial Park
                       Project), (MBIA Insured),
                       5.200% due 09/01/2030                    1,014
                     Foothill Eastern Transportation
                       Corridor Agency, Toll Road
                       Revenue:
       9,000           Zero coupon due 01/15/2026               6,803
      20,000           Zero coupon due 01/15/2030               4,221
      10,000           Zero coupon due 01/15/2032               1,863
      10,000           Zero coupon due 01/15/2033               1,743
      10,000           Zero coupon due 01/15/2034               1,639
      10,000           Zero coupon due 01/15/2036               1,436
      10,000           Zero coupon due 01/15/2037               1,345
       09,000          Zero coupon due 01/15/2038               1,124

CALIFORNIA MUNICIPAL FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

MUNICIPAL BONDS AND NOTES (CONTINUED)

    CALIFORNIA (CONTINUED)
    $  2,000         Fresno, Joint Powers Financing
                       Authority, Lease Revenue,
                       Series A, (FSA Insured),
                       5.750% due 06/01/2026           $        2,167
                       Hi Desert, Members Health
                       Care District, Health Care
                       Revenue:
       2,250           5.500% due 10/01/2015                    2,140
       1,175           5.500% due 10/01/2019                    1,050
       3,000         Highland, Redevelopment Agency,
                       Tax Allocation Revenue,
                       (Highland Redevelopment
                       Project Area No. 1), Series
                       A, (AMBAC Insured),
                       5.000% due 12/01/2028                    3,003
       2,000         Huntington Park, Public
                       Financing Authority, Lease
                       Revenue, (Wastewater System
                       Project),
                       6.200% due 10/01/2025                    2,058
       5,000         Imperial Irrigation District,
                       COP, (Water System Projects),
                       (AMBAC Insured),
                       5.500% due 07/01/2029                    5,250
       1,250         Imperial, Water Facilities
                       Revenue, COP, (FGIC Insured),
                       5.000% due 10/15/2020                    1,296
       1,000         Irvine, Meadows Mobile Home
                       Park, Mortgage Revenue,
                       Series A,
                       5.700% due 03/01/2018                      963
                     Irvine, Public Facilities &
                       Infrastructure Authority,
                       Assessment Revenue, (AMBAC
                       Insured):
                       Series B:
       1,455           5.000% due 09/02/2020                    1,501
       3,630           5.000% due 09/02/2021                    3,740
       2,000           Series C,
                       5.000% due 09/02/2023                    2,017
       1,175         Kings County, Waste Management
                       Authority, Solid Waste
                       Revenue, AMT,
                       7.200% due 10/01/2014                    1,209
       1,825         La Canada, Unified School
                       District, GO, (Election of
                       2004), Series A, (MBIA
                       Insured),
                       5.500% due 08/01/2028                    1,940
                     La Quinta, Financing Authority,
                       Local Agency Revenue, Series A,
                       (AMBAC Insured):
       2,000           5.000% due 09/01/2029                    2,001
       1,000           5.250% due 09/01/2024                    1,046
       1,500         La Verne, Public Financing
                       Authority, Revenue Bonds,
                       (Capital Improvement
                       Projects),
                       7.250% due 09/01/2026                    1,571
       1,000         Laguna Hills, COP, (Community
                       Center Project), (MBIA Insured),
                       5.000% due 12/01/2017                    1,048
       1,975         Lake Elsinore, Public Financing
                       Authority, Local Agency
                       Revenue, Series G,
                       5.800% due 09/02/2015                    2,061
       2,000         Long Beach, Community
                       Facilities District No. 5,
                       Special Tax Revenue, (Towne
                       Center),
                       6.875% due 10/01/2025                    2,083
       1,315         Long Beach, Redevelopment
                       Agency, Tax Allocation
                       Revenue, (North Long Beach
                       Redevelopment Projects),
                       Series A, (AMBAC Insured),
                       5.000% due 08/01/2022                    1,350

     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

    $  1,425         Los Angeles, Community
                       Redevelopment Agency,
                       Financing Authority Revenue,
                       (Grand Central Square
                       Multi-family Housing
                       Project), Series A, AMT,
                       5.850% due 12/01/2026           $        1,426
         405         Los Angeles, Community
                       Redevelopment Agency, Housing
                       Revenue, Series C, (AMBAC
                       Insured),
                       6.750% due 07/01/2014                      414
       1,000         Los Angeles, Community
                       Redevelopment Agency, Parking
                       Systems Revenue, (Cinerama
                       Dome Public Parking Project),
                       (ACA Insured),
                       5.500% due 07/01/2016                    1,020
       2,500         Los Angeles, Community
                       Redevelopment Agency, Tax
                       Allocation Revenue, (North
                       Hollywood Project), Series E,
                       (MBIA Insured),
                       5.400% due 07/01/2024                    2,620
          25         Los Angeles, Home Mortgage
                       Revenue, (Mortgage-Backed
                       Securities Project), (GNMA
                       Collateral),
                       8.100% due 05/01/2017                       25
       1,000         Los Angeles, MFHR, (Ridgecroft
                       Apartments Project), Series
                       E, AMT, (GNMA Collateral),
                       6.250% due 09/20/2039                    1,033
       1,445         Los Angeles, Special Assessment
                       Revenue, (Landscaping &
                       Lighting District No. 96-1
                       Project), (AMBAC Insured),
                       5.000% due 03/01/2022                    1,482
       6,660         Los Angeles, Unified School
                       District, GO, (Election of
                       1997), Series E, (MBIA
                       Insured),
                       5.500% due 07/01/2018                    7,338
       3,000         Los Angeles, Water & Power
                       Revenue, (Power Systems),
                       Series A-A-3,
                       5.250% due 07/01/2019                    3,121
       1,405         Los Gatos-Saratoga, Joint
                       Unified High School District,
                       GO, (Election of 1998),
                       Series B,
                       5.750% due 12/01/2021                    1,554
       2,000         Mammoth Lakes, Community
                       Facilities District No. 001,
                       Special Tax Revenue, (North
                       Village Area Project),
                       5.650% due 10/01/2023                    1,942
       1,490         Mountain View, Shoreline
                       Regional Park Community, Tax
                       Allocation Revenue, Series A,
                       (MBIA Insured),
                       5.250% due 08/01/2015                    1,618
       2,785         Needles, Public Utilities
                       Authority, Utilities Revenue,
                       (Utilities System Acquisition
                       Project), Series A,
                       6.500% due 02/01/2022                    2,829
       3,500         Novato, Community Facilities
                       District No. 1, Special Tax
                       Revenue,
                       7.200% due 08/01/2015                    3,583
                     Oakland, Alameda County Unified
                       School District, COP, (Energy
                       Retrofit Project):
       1,825           (Pre-refunded to 11/15/2005),
                       7.000% due 05/15/2011**                  1,987
       3,445           (Pre-refunded to 11/15/2006),
                       6.750% due 11/15/2014**                  3,883

CALIFORNIA MUNICIPAL FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------


MUNICIPAL BONDS AND NOTES (CONTINUED)

    CALIFORNIA (CONTINUED)
    $  1,300       Oakland, Revenue Bonds, (YMCA
                       East Bay Project),
                       7.100% due 06/01/2010           $        1,348
       1,565         Oakland, Unified School
                       District, GO, (Alameda County
                       School Improvements), (FSA
                       Insured),
                       5.000% due 08/01/2017                    1,618
       1,500         Oceanside, COP, Series A,
                       (AMBAC Insured),
                       5.250% due 04/01/2018                    1,607
       4,000         Orange County, COP, Series A,
                       (MBIA Insured),
                       5.800% due 07/01/2016                    4,320
       1,495         Oxnard, Financing Authority,
                       Wastewater Revenue, (FGIC
                       Insured),
                       5.000% due 06/01/2020                    1,562
                     Oxnard, Harbor District,
                       Revenue Bonds:
       1,200           Series A, AMT,
                       5.750% due 08/01/2020                    1,216
       1,000           Series B,
                       6.000% due 08/01/2024                    1,027
       1,090         Pacifica, Wastewater Revenue,
                       (AMBAC Insured),
                       5.000% due 10/01/2024                    1,114
       1,280         Palm Desert, Financing
                       Authority, Tax Allocation
                       Revenue, (Project Area No.
                       2), Series A, (MBIA Insured),
                       5.000% due 08/01/2022                    1,321
       1,995         Pomona, COP, (Mission Promenade
                       Project), Series AE, (AMBAC
                       Insured),
                       5.375% due 10/01/2032                    2,050
       5,000         Pomona, Public Financing
                       Authority, Tax Allocation
                       Revenue, (Merged
                       Redevelopment Project),
                       Series AD, (MBIA Insured),
                       5.000% due 02/01/2021                    5,133
       1,000         Pomona, Unified School
                       District, GO, (MBIA Insured),
                       6.150% due 08/01/2030                    1,149
       5,000         Port of Oakland, Airport &
                       Marina Revenue, Series K,
                       AMT, (FGIC Insured),
                       5.750% due 11/01/2029                    5,238
       1,000         Poway, Housing Revenue,
                       (Poinsettia Mobile Home Park
                       Project),
                       5.000% due 05/01/2023                      983
       1,000         Poway, Redevelopment Agency,
                       Tax Allocation Revenue,
                       (Paguay Redevelopment
                       Project), (AMBAC Insured),
                       5.375% due 06/15/2019                    1,075
         850         Poway, Unified School District,
                       Special Tax Revenue,
                       (Community Facilities
                       District No. 1), (MBIA
                       Insured),
                       5.000% due 10/01/2026                      854
       2,750         Redding, Electrical Systems,
                       COP, (Inverse Floater), (MBIA
                       Insured),
                       11.184% due 07/01/2022+                  3,719
       1,000         Redondo Beach, Public Financing
                       Authority, Revenue Bonds,
                       (South Bay Center
                       Redevelopment Project),
                       7.125% due 07/01/2026                    1,051

     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

                     Riverside County, Public
                       Financing Authority, COP:
    $  1,500           5.750% due 05/15/2019           $        1,535
       2,100           5.800% due 05/15/2029                    2,103
                     Rocklin, Unified School
                       District, Capital
                       Appreciation, GO, (FGIC
                       Insured):
       1,030           Zero coupon due 08/01/2014                 629
       1,210           Zero coupon due 08/01/2016                 657
       1,255           Zero coupon due 08/01/2017                 643
       1,360           Zero coupon due 08/01/2019                 620
       1,415           Zero coupon due 08/01/2020                 608
       1,225           Zero coupon due 08/01/2023                 441
                     Sacramento County, Airport
                       System Revenue, Series A,
                       (FSA Insured):
       2,425           5.250% due 07/01/2019                    2,562
       2,550           5.250% due 07/01/2020                    2,694
       2,000         Sacramento County, Sanitation
                       District Financing Authority,
                       Sewer Revenue, ETM,
                       5.000% due 12/01/2016                    2,048
                     Salinas Valley, Solid Waste
                       Authority, Resource Recovery
                       Revenue, AMT, (AMBAC Insured):
       2,475           5.250% due 08/01/2027                    2,509
       2,000           5.250% due 08/01/2031                    2,019
         990         Salinas, Improvement Board Act
                       of 1915, Special Tax Revenue,
                       (Assessment District No.
                       90-1), Series C-185,
                       5.400% due 09/02/2012                    1,020
                     San Bernardino, Redevelopment
                       Agency, Tax Allocation
                       Revenue, (San Sevaine
                       Redevelopment Project),
                     Series A:
       1,000           6.900% due 09/01/2018                    1,065
       2,000           7.100% due 09/01/2029                    2,099
       1,885         San Buenaventura, COP, Series
                       B, (AMBAC Insured),
                       5.500% due 01/01/2017                    2,062
         375         San Diego County, COP,
                       5.700% due 02/01/2028                      320
                     San Diego, Redevelopment
                       Agency, Auto Parking Revenue:
       1,000           (Centre City Redevelopment
                       Project), Series A,
                       6.400% due 09/01/2019                    1,063
       1,105           (Southcrest Redevelopment
                       Project),
                       6.500% due 10/01/2025                    1,181
       4,000         San Diego, Water Authority
                       Revenue, COP, Series B,
                       (Inverse Floater), (MBIA
                       Insured),
                       11.070% due 04/08/2021+                  4,766
       1,000         San Dimas, Housing Authority
                       Revenue, (Charter Oak Mobile
                       Home Project),
                       Series A,
                       5.700% due 07/01/2028                      965
                     San Francisco City and County,
                       International Airports
                       Commission, Airport Revenue,
                       Second Series, AMT, (MBIA Insured):
       4,000           Issue 27A,
                       5.250% due 05/01/2026                    4,037
       4,070           Issue 28A,
                       5.250% due 05/01/2020                    4,212

CALIFORNIA MUNICIPAL FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

MUNICIPAL BONDS AND NOTES (CONTINUED)

    CALIFORNIA (CONTINUED)
    $  3,000         San Francisco City and County,
                       Redevelopment Agency, Lease
                       Revenue, (George R. Moscone
                       Convention Center Project),
                       (XLCA Insured),
                       Zero coupon due 07/01/2013      $        2,048
                     San Francisco City and County,
                       Redevelopment Financing
                       Authority, Tax Allocation
                       Revenue, (San Francisco
                       Redevelopment Projects),
                       Series A, (FSA Insured):
       3,150           5.000% due 08/01/2017                    3,293
       3,320           5.000% due 08/01/2018                    3,451
       2,000         San Francisco, State Building
                       Authority, Lease Revenue,
                       (San Francisco Civic Center
                       Complex), Series A, (AMBAC
                       Insured),
                       5.250% due 12/01/2016                    2,149
       4,815         San Jose, Airport Revenue,
                       Series A, (FSA Insured),
                       5.375% due 03/01/2017                    5,213
       9,310         San Jose, Financing Authority,
                       Lease Revenue, (Convention
                       Center Project), Series F,
                       (MBIA Insured),
                       5.000% due 09/01/2018                    9,694
       1,000         San Jose, MFHR, (Sixth & Martha
                       Family Apartments), AMT,
                       (FNMA Collateral),
                       5.875% due 03/01/2033                    1,032
       1,795         San Juan, Basin Authority,
                       Lease Revenue, (Ground Water
                       Recovery Project), (AMBAC
                       Insured),
                       5.000% due 12/01/2022                    1,845
       2,000         San Marcos, Public Facilities
                       Authority, Revenue Bonds,
                       5.800% due 09/01/2018                    2,081
       1,350         Santa Monica-Malibu, Unified
                       School District, GO,
                       5.750% due 08/01/2025                    1,459
       4,565         Santa Rosa, Mortgage Revenue,
                       (Channate Lodge), (FHA
                       Insured),
                       6.700% due 12/01/2024                    4,661
       3,000         Semitropic Improvement District
                       of Semitropic Water Storage
                       District, Water Banking
                       Revenue, Series A, (XLCA
                       Insured),
                       5.125% due 12/01/2035                    3,026
       2,055         Simi Valley, Community
                       Development Agency,
                       Commonwealth Mortgage
                       Revenue, (Sycamore Plaza II),
                       6.000% due 09/01/2012**                  2,152
       2,090         South Gate, Public Financing
                       Authority, Tax Allocation
                       Revenue, (South Gate
                       Redevelopment Project No. 1),
                       (AMBAC Insured),
                       5.250% due 09/01/2022                    2,202
       1,500         South Gate, Public Financing
                       Authority, Tax Allocation
                       Revenue, (South Gate
                       Redevelopment Project No. 1),
                       (XLCA Insured),
                       5.000% due 09/01/2016                    1,583

     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

    $  1,305         Stockton, Community Facilities
                       District No. 1, Special Tax
                       Revenue, (Mello Roos-Weston
                       Ranch), Series A,
                       6.000% due 09/01/2018           $        1,359
       1,780         Stockton-East, Water District,
                       COP, (1975 & 1990 Projects),
                       Series A, (FGIC Insured),
                       5.250% due 04/01/2022                    1,872
       3,270         Temecula, Redevelopment Agency,
                       Tax Allocation Revenue,
                       (Redevelopment Project No.1),
                       (MBIA Insured),
                       5.250% due 08/01/2036                    3,328
       1,000         Torrance, Hospital Revenue,
                       (Torrance Memorial Medical
                       Center), Series A,
                       6.000% due 06/01/2022                    1,072
                     University of California,
                       College & University Revenue,
                       (Multi-Purpose Projects),
                       (FGIC Insured):
       1,720           Series F,
                       5.000% due 09/01/2016                    1,812
                       Series M:
       2,260           5.125% due 09/01/2017                    2,406
       4,635           5.125% due 09/01/2018                    4,910
       2,035         Vallejo City, Unified School
                       District, GO, Series A, (MBIA
                       Insured),
                       5.900% due 02/01/2021                    2,381
       2,025         Vallejo, Public Financing
                       Authority, Revenue Bonds,
                       (Fairgrounds Drive Assessment
                       District),
                       5.700% due 09/02/2011                    2,038
       3,040         Ventura County, COP, (FSA
                       Insured),
                       (Public Financing Authority
                       I), Series A,
                       5.250% due 08/15/2016                    3,269
                       Walnut, Public Financing
                       Authority, Tax Allocation
                       Revenue, (Walnut Improvement
                       Project), (AMBAC Insured):
       1,660           5.375% due 09/01/2018                    1,784
       2,305           5.375% due 09/01/2022                    2,441
       1,350         West Contra Costa, Unified
                       School District, GO, Series
                       A, (MBIA Insured),
                       5.350% due 02/01/2017                    1,506
                                                       --------------
                                                              425,846
                                                       --------------
    VIRGIN ISLANDS - 0.5%
                     Virgin Islands, Public Finance
                       Authority, Revenue Bonds,
                       (Gross Receipts of Taxes on
                       Loan Notes), Series A:
         900           5.625% due 10/01/2010                      958
       1,000           6.375% due 10/01/2019                    1,119
                                                       --------------
                                                                2,077
                                                       --------------
                     Total Municipal Bonds and
                     Notes
                     (Cost $411,696)                          427,923
                                                       --------------

CALIFORNIA MUNICIPAL FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                             VALUE
       (000S)                                             (000S)
     ----------                                           -------

SHORT-TERM MUNICIPAL BONDS - 0.6%
    (Cost $2,700)
    $  2,700         California Housing Finance
                        Agency, Housing Revenue,
                       (Home Mortgages), Series U,
                       AMT, (MBIA Insured),
                       1.140% due 08/01/2032++         $        2,700
                                                       --------------

TOTAL INVESTMENTS (Cost $414,396*)          99.3%             430,623

OTHER ASSETS AND LIABILITIES (Net)           0.7                2,917
                                          ------       --------------

NET ASSETS                                 100.0%      $      433,540
                                          ======       ==============
---------------------
       *  Aggregate cost for federal tax purposes.
      **  Security deemed illiquid by the Portfolio Manager.
       + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2004.
      ++ Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2004.

          GLOSSARY OF TERMS
     ACA  -- ACA Financial Guaranty Corporation
     AGC  -- ACE Guaranty Corporation
   AMBAC  -- American Municipal Bond Assurance Corporation
     AMT  -- Alternative Minimum Tax
    CIFG  -- CDC IXIS Financial Guaranty North America, Inc.
     COP  -- Certificate of Participation
     ETM  -- Escrowed to Maturity
    FGIC  -- Federal Guaranty Insurance Corporation
     FHA  -- Federal Housing Authority
   FHLMC  -- Federal Home Loan Mortgage Corporation
    FNMA  -- Federal National Mortgage Association
     FSA  -- Financial Security Assurance
    GNMA  -- Government National Mortgage Association
      GO  -- General Obligation Bond
     IBC  -- Insured Bond Certificate
     ICC  -- Insured Custody Certificates
     IDR  -- Industrial Development Revenue
    MBIA  -- Municipal Bond Investors Assurance
    MFHR  -- Multi-family Housing Revenue
     PCR -- Pollution Control Revenue
    SFMR -- Single Family Mortgage Revenue
    TCRS -- Transferable Custodial Receipts
    XLCA -- XL Capital Assurance Inc.

California Municipal Fund had the following industry concentrations greater than 10% at July 31, 2004 (as a percentage of net assets) (unaudited):

                  General Purpose                 42.0%
                  General Obligation              10.8%
                  Transportation                  10.8%

California Municipal Fund had the following insurance concentrations greater than 10% at July 31, 2004 (as a percentage of net assets) (unaudited):

                  MBIA                            25.6%
                  AMBAC                           13.4%

PORTFOLIO of INVESTMENTS
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                                    VALUE
       (000S)                                                   (000S)
     ----------                                                 -------

MUNICIPAL BONDS AND NOTES - 96.9%

    CALIFORNIA - 93.9%
   $  1,000     ABAG Financing Authority for
                  Nonprofit Corporations, COP,
                  (Episcopal Homes Foundation),
                  6.250% due 08/15/2030                      $     1,088
      1,000     Alameda County, COP, (MBIA
                  Insured), (Santa Rita Jail
                  Project),
                  5.375% due 06/01/2009                            1,075
      1,000     Alameda County, Public
                  Financing Authority, Lease
                  Revenue,
                  5.000% due 09/02/2008                            1,022
                Anaheim Public Financing
                  Authority, Distribution
                  System Revenue, (City of
                  Anaheim Electric System
                  Distribution Facilities),
                  (MBIA Insured):
      2,080       2.500% due 10/01/2005                            2,106
      1,025       3.000% due 10/01/2006                            1,050
      2,000     Anaheim, Public Financing
                  Authority, Lease Revenue,
                  (Convention Center Project),
                  Series A, (AMBAC Insured),
                  5.250% due 08/01/2013                            2,201
                Anaheim, Public Financing
                  Authority, Power & Light
                  Revenue, (Electric System
                  Generation Project), Series
                  B, (FSA Insured):
      2,000       5.000% due 10/01/2015                            2,137
      2,000       5.250% due 10/01/2014                            2,193
        470       5.250% due 10/01/2017                              507
      1,130     Baldwin Park Public Financing
                  Authority, Sales Tax & Tax
                  Allocation Revenue, (Puente
                  Merced Redevelopment Project),
                  4.625% due 08/01/2016                            1,123
      1,000     California Educational
                  Facilities Authority, Student
                  Loan Revenue, (California
                  Loan Program), Series A, AMT,
                  (MBIA Insured),
                  5.100% due 03/01/2014                            1,052
      1,000     California Health Facilities
                  Financing Authority, Health
                  Care Revenue, (Insured De Las
                  Companas Project), Series A,
                  (AMBAC Insured),
                  5.875% due 07/01/2009                            1,056
                California Housing Finance
                  Agency, Mortgage Revenue:
        445       Series E, (MBIA Insured),
                  6.050% due 08/01/2006                              461
                  Series N, AMT, (AMBAC
                  Insured):
      1,000       5.000% due 08/01/2008                            1,060
      1,000       5.100% due 02/01/2009                            1,059
      2,000     California State Department of
                  Transportation, Federal
                  Highway Grant Anticipation
                  Revenue, Series A, (AMBAC Insured),
                  4.000% due 02/01/2010                            2,090
                California State Department of
                  Water Resources, Power Supply
                  Revenue, Series A:
      1,675       (MBIA-IBC Insured),
                  5.250% due 05/01/2015                            1,820
      4,000       (XLCA Insured),
                  5.375% due 05/01/2017                            4,352

     PRINCIPAL
       AMOUNT                                                   VALUE
       (000S)                                                  (000S)
     ----------                                                -------

   $  3,000     California State Department of
                  Water Resources, Water System
                  Revenue, (Central Valley
                  Project), Series Y, (FGIC Insured),
                  5.250% due 12/01/2014                     $      3,306
                California State Public Works
                  Board, Lease Revenue:
      1,000       (California Community
                  Colleges), Series A, (AMBAC
                  Insured),
                  5.250% due 12/01/2012                            1,080
      2,000       (California State
                  University), Series A, (AMBAC
                  Insured),
                  5.375% due 10/01/2017                            2,153
      2,000       (Department of Corrections
                  Program),
                  5.250% due 06/01/2012                            2,219
      1,000       (Department of
                  Corrections-Ten
                  Administrative Segregation
                  Housing Units), Series A,
                  (AMBAC Insured),
                  5.250% due 03/01/2016                            1,073
      2,750       (Department of General
                  Services), (Capitol East End
                  Complex-Blocks 171-174 &
                  225), Series A, (AMBAC Insured),
                  5.250% due 12/01/2014                            3,001
                California State, GO:
      2,000       (FGIC-TCRS Insured),
                  7.000% due 10/01/2010                            2,410
      1,000       (FSA Insured),
                  5.500% due 03/01/2012                            1,108
                  (MBIA-IBC Insured):
      2,000       5.750% due 10/01/2010                            2,277
      2,000       6.250% due 09/01/2012                            2,361
      1,985       (XLCA Insured),
                  5.500% due 03/01/2011                            2,216
      1,600     California Statewide
                  Communities Development
                  Authority, COP, (Children's
                  Hospital of Los Angeles
                  Project), (MBIA Insured),
                  6.000% due 06/01/2007                            1,764
                California Statewide
                  Communities Development
                  Authority, Water Revenue,
                  (Pooled Financing Program),
                  (FSA Insured):
      1,600       Series A,
                  3.000% due 10/01/2005                            1,628
      1,845       Series C,
                  5.250% due 10/01/2015                            2,014
      1,240     Chino Valley, Unified School
                  District, COP, Series A, (FSA
                  Insured),
                  5.250% due 09/01/2013                            1,358
      1,195     Chula Vista, Public Financing
                  Authority, Special Tax
                  Revenue, (Assessment
                  Districts Refinancing), Sr.
                  Lien, Series A, (FSA Insured),
                  4.500% due 09/02/2013                            1,259
      2,175     Corona, COP, (Clearwater
                  Cogeneration and Recycled
                  Water Projects), (MBIA
                  Insured),
                  5.000% due 09/01/2016                            2,306
                Emeryville, Public Financing
                  Authority, Revenue Bonds,
                  (Emeryville Redevelopment
                  Project), Series A, (MBIA Insured):
      1,265       5.250% due 09/01/2015                            1,385
      1,400       5.250% due 09/01/2017                            1,519

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                                  VALUE
       (000S)                                                 (000S)
     ----------                                               -------

MUNICIPAL BONDS AND NOTES (CONTINUED)

    CALIFORNIA (CONTINUED)
   $    800     Fresno, Joint Powers Financing
                  Authority, Lease Revenue,
                  (Fresno City Hall), (AMBAC
                  Insured),
                  5.250% due 08/01/2017                    $         864
        685     Golden West Schools Financing
                  Authority, Revenue Bonds,
                  Series A, (MBIA Insured),
                  5.650% due 02/01/2012                              779
      1,075     Hartnell, Community College
                  District, GO, (Election of
                  2002), Series A, (MBIA
                  Insured),
                  5.000% due 08/01/2016                            1,149
      1,615     Inglewood, Unified School
                  District, GO, (Election of
                  1998), Series C, (FSA
                  Insured),
                  5.250% due 10/01/2017                            1,755
      1,195     Kings Canyon, Joint Unified
                  School District, GO, (FGIC Insured),
                  5.375% due 08/01/2015                            1,306
                La Quinta Financing Authority,
                  Local Agency Revenue, Series
                  A, (AMBAC Insured):
        520       3.000% due 09/01/2006                              532
        520       3.000% due 09/01/2007                              532
      1,080     Long Beach, Bond Financing
                  Authority, Lease Revenue,
                  (Public Safety Facilities
                  Projects), (AMBAC Insured),
                  5.250% due 11/01/2013                            1,191
      1,250     Los Angeles, Centinela Valley
                  Union High School District,
                  GO, Series A, (MBIA Insured),
                  1.650% due 08/01/2004                            1,250
        450     Los Angeles, Community College
                  District, GO, Series A, (FSA Insured),
                  3.000% due 08/01/2005                              457
      1,300     Los Angeles, Department of
                  Water & Power, Power System
                  Revenue, Series A-2, (MBIA
                  Insured),
                  5.000% due 07/01/2017                            1,379
      2,500     Los Angeles, Harbor Department
                  Revenue, Series B, AMT,
                  5.500% due 08/01/2008                            2,655
      1,045     Los Angeles, Municipal
                  Improvement Corporation,
                  Lease Revenue, (City of Los
                  Angeles Central Library
                  Project), Series AT, (MBIA Insured),
                  5.500% due 06/01/2017                            1,156
      1,500     Los Angeles, State Building
                  Authority, Lease Revenue,
                  (State of California
                  Department of General
                  Services Lease Project),
                  Series A, (MBIA-IBC Insured),
                  5.625% due 05/01/2011                            1,666
                Los Angeles, Unified School
                  District, COP, Series B:
                  (Capital Project I), (AMBAC Insured):
        665       5.000% due 08/01/2016                              710
        760       5.000% due 08/01/2017                              807
      2,105     M-S-R Public Power Agency, San
                  Juan Project Revenue, Series I,
                  (MBIA Insured),
                  5.000% due 07/01/2015                            2,224
         51     Modesto, Mortgage Revenue,
                  (Stonebridge Project), Series
                  A, (GNMA Collateral),
                  5.875% due 12/01/2004                               51

     PRINCIPAL
       AMOUNT                                                   VALUE
       (000S)                                                  (000S)
     ----------                                                -------

   $  1,015     Nevada Irrigation District,
                  COP, (FGIC Insured),
                  5.000% due 01/01/2013                      $     1,104
      1,000     North Orange County, Community
                  College District, GO, Series
                  A, (MBIA Insured),
                  5.250% due 08/01/2014                            1,098
         55     Oakland, Improvement Board Act
                  of 1915, Special Tax Revenue,
                  (Medical Hill Parking
                  Assessment District No. 3),
                  (MBIA Insured),
                  6.000% due 09/02/2004                               55
      1,575     Oceanside, COP, Series A,
                  (AMBAC Insured),
                  5.250% due 04/01/2016                            1,701
                Ontario, Redevelopment
                  Financing Authority, Lease Revenue:
      1,055       (Capital Projects), (AMBAC Insured),
                  5.500% due 08/01/2016                            1,154
      1,060       (Project No.1, Center City &
                  Cimarron Projects), (MBIA Insured),
                  5.250% due 08/01/2016                            1,140
      1,000     Orange County, Public Financing
                  Authority, Lease Revenue,
                  (Juvenile Justice Center
                  Facility Project), (AMBAC Insured),
                  5.375% due 06/01/2016                            1,094
        795     Palm Desert, Financing
                  Authority, Tax Allocation
                  Revenue, (Project Area No.
                  2), Series A, (MBIA Insured),
                  5.000% due 08/01/2012                              870
      1,000     Port of Oakland, Airport &
                  Marina Revenue, Series N,
                  AMT, (MBIA Insured),
                  5.000% due 11/01/2011                            1,071
      1,590     Redlands, COP, (AMBAC Insured),
                  5.000% due 09/01/2017                            1,678
        385     Redondo Beach, Public Financing
                  Authority, Revenue Bonds,
                  (South Bay Center
                  Redevelopment Project),
                  6.750% due 07/01/2006                              406
      2,090     Richmond, Joint Powers
                  Financing Authority, Tax
                  Allocation Revenue, Series A,
                  (MBIA  Insured),
                  5.500% due 09/01/2017                            2,285
      2,725     Riverside, Murrieta Valley
                  Unified School District, GO,
                  (FSA Insured),
                  3.000% due 09/01/2005                            2,772
      1,100     Riverside, Special Tax Revenue,
                  (Community Facilities
                  District No. 90-1-A), (MBIA
                  Insured),
                  5.500% due 09/01/2013                            1,224
      1,000     San Bernardino County, COP,
                  (West Valley Detention Center
                  Refinancing Project), Series
                  B, (MBIA Insured),
                  5.000% due 11/01/2009                            1,094
      1,840     San Diego County, COP,
                  (Motorola), (AMBAC Insured),
                  5.000% due 02/01/2011                            2,006
                San Francisco City and County,
                  International Airports
                  Commission, Airport Revenue,
                  Second Series, AMT:
      1,000       Issue 22, (AMBAC Insured),
                  6.000% due 05/01/2008                            1,098
      2,590       Issue 28A, (MBIA Insured),
                  5.000% due 05/01/2012                            2,739
      2,000       Issue 30, (XLCA Insured),
                  5.250% due 05/01/2015                            2,174

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                                  VALUE
       (000S)                                                 (000S)
     ----------                                               -------

MUNICIPAL BONDS AND NOTES (CONTINUED)

    CALIFORNIA (CONTINUED)
   $  1,000     San Francisco City and County,
                  Public Utilities Commission,
                  Water Revenue, Series A, (FSA
                  Insured),
                  5.000% due 11/01/2016                    $       1,055
      2,225     San Francisco City and County,
                  Redevelopment Agency, Tax
                  Allocation Revenue, (San
                  Francisco Redevelopment
                  Projects), Series B, (FGIC Insured),
                  5.250% due 08/01/2017                            2,403
        710     San Francisco State Building
                  Authority, Lease Revenue,
                  (State of California San
                  Francisco Civic Center
                  Complex Project), Series A,
                  (AMBAC Insured),
                  6.000% due 12/01/2006                              775
      1,555     San Joaquin County, COP, (Solid
                  Waste System Facilities
                  Project), (MBIA Insured),
                  5.000% due 04/01/2016                            1,647
      1,200     San Jose, Financing Authority,
                  Lease Revenue, (Convention
                  Center Project), Series F,
                  (MBIA Insured),
                  5.000% due 09/01/2016                            1,260
        850     Santa Ana Financing Authority,
                  Lease Revenue, (Police
                  Administration and Holding
                  Facility), Series A, (MBIA Insured),
                  4.000% due 07/01/2006                              885
      1,050     Santa Ana, COP, (Santa Ana
                  Recycling Project), Series A,
                  AMT, (AMBAC Insured),
                  5.400% due 05/01/2007                            1,097
      2,000     Santa Clara Valley
                  Transportation Authority,
                  Sales Tax Revenue, Series A,
                  (AMBAC Insured),
                  5.500% due 04/01/2036                            2,149
                Santa Maria, Redevelopment
                  Agency, Lease Revenue, (Town
                  Center & Westside Parking
                  Facilities Project), (AMBAC Insured):
      1,165       5.000% due 06/01/2013                            1,270
      1,085       5.250% due 06/01/2015                            1,181
      1,160     Shasta, Joint Powers Financing
                  Authority, Lease Revenue,
                  (County Administration
                  Building Project), Series A,
                  (MBIA Insured),
                  5.250% due 04/01/2017                            1,246
      1,000     South Gate, Public Financing
                  Authority, Tax Allocation
                  Revenue, (South Gate
                  Redevelopment Project No. 1),
                  (XLCA Insured),
                  5.000% due 09/01/2016                            1,055
      1,300     South Orange County, Public
                  Financing Authority, Special
                  Tax Revenue, (Foothill
                  Area-Mello Roos), Series C,
                  (FGIC Insured),
                  6.500% due 08/15/2010                            1,525
        995     Southern California Home
                  Financing Authority, MFHR,
                  (The Fountains Project),
                  Series A, AMT, (FNMA Collateral),
                  5.400% due 01/01/2027                            1,021
        945     Stanton, MFHR, (Continental
                  Gardens LP Project), AMT,
                  (FNMA Collateral),
                  5.625% due 08/01/2029                            1,009

     PRINCIPAL
       AMOUNT                                                   VALUE
       (000S)                                                  (000S)
     ----------                                                -------

 $    1,305     Stockton, Community Facilities
                  District No. 1, Supplemental
                  Tax Revenue, (Mello
                  Roos-Weston Ranch), Series A,
                  5.500% due 09/01/2009                   $        1,377
                Sunnyvale, Solid Waste Revenue,
                  (AMBAC Insured):
      1,000       5.250% due 10/01/2012                            1,077
      1,000       5.500% due 10/01/2014                            1,082
      1,000       5.500% due 10/01/2016                            1,075
      1,000     Tracy, Area Public Facilities
                  Financing Agency, Special Tax
                  Revenue, (Community
                  Facilities District No.
                  87-1-H), (MBIA Insured),
                  5.875% due 10/01/2013                            1,094
                                                          --------------
                                                                 136,398
                                                          --------------
    GUAM - 0.8%
    1,000       Guam Government, GO, Series A,
                  (FSA Insured),
                  5.500% due 12/01/2011                            1,129
                                                          --------------
    PUERTO RICO - 2.2%
    2,000       Puerto Rico Commonwealth, GO,
                  Series E, (MBIA Insured),
                  5.000% due 07/01/2028                            2,153
    1,000       Puerto Rico Public Building
                  Authority, Government
                  Facilities Revenue,  Series K,
                  (MBIA Insured),
                  4.000% due 07/01/2026                            1,043
                                                          --------------
                                                                   3,196
                                                          --------------

                Total Municipal Bonds and Notes
                  (Cost $138,149)                                140,723
                                                          --------------

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                                  VALUE
       (000S)                                                 (000S)
     ----------                                               -------


SHORT-TERM MUNICIPAL BONDS - 0.5%
    (Cost $800)
 $      800     Orange County, COP, (Sanitation
                  Districts Nos. 1-3, 5-7 & 11),
                  (AMBAC Insured),
                  1.080% due 08/01/2016+                  $          800
                                                          --------------

TOTAL INVESTMENTS++ (Cost $138,949*)        97.4%                141,523

OTHER ASSETS AND LIABILITIES (Net)           2.6                   3,774
                                          ------          --------------
NET ASSETS                                 100.0%         $      145,297
                                          ======          ==============
 ---------------------
       *  Aggregate cost for federal tax purposes.
       + Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at July 31, 2004.
      ++  All securities segregated as collateral for futures contracts.

          GLOSSARY OF TERMS
   AMBAC  -- American Municipal Bond Assurance Corporation
     AMT  -- Alternative Minimum Tax
     COP  -- Certificates of Participation
    FGIC  -- Federal Guaranty Insurance Corporation
    FNMA  -- Federal National Mortgage Association
     FSA  -- Financial Security Assurance
    GNMA  -- Government National Mortgage Association
      GO  -- General Obligation Bond
     IBC  -- Insured Bond Certificate
    MBIA  -- Municipal Bond Investors Assurance
    MFHR  -- Multi-family Housing Revenue
    TCRS  -- Transferable Custodial Receipts
    XLCA  -- XL Capital Assurance

California Insured Intermediate Municipal Fund had the following industry concentrations greater than 10% at July 31, 2004 (as a percentage of net assets) (unaudited):

                  General Purpose                 38.5%
                  General Obligation              16.1%

California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10% at July 31, 2004 (as a percentage of net assets) (unaudited):

                  MBIA                            34.2%
                  AMBAC                           26.6%
                  FSA                             13.3%

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
JULY 31, 2004 (UNAUDITED)




                                                                     UNREALIZED
        NUMBER OF                                         VALUE     DEPRECIATION
        CONTRACTS                                         (000S)      (000S)
        FUTURES CONTRACTS - SHORT POSITION

        55      U.S. 5 Year Treasury Note,
                     September 2004 ...................  $6,023        ($99)
        11      U.S. 10 Year Treasury Note,
                     September 2004 ...................  $1,218         -33
                                                                     ------
                Net Unrealized Depreciation of
                      Futures Contracts ...............               ($132)
                                                                     ======

PORTFOLIO of INVESTMENTS
MONEY MARKET FUND
JULY 31, 2004 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                            ------

COMMERCIAL PAPER (DOMESTIC) - 4.4%

                Cooperative Association of Tractor
                  Dealers Inc.:
   $   4,100      Series A,
                  1.500% due 10/29/2004                $        4,085
                  Series B:
       8,000      1.400% due 08/31/2004                         7,991
       4,073      1.510% due 11/03/2004                         4,057
       5,300      1.620% due 11/04/2004                         5,278
      10,000    Goldman Sachs Group,
                  1.100% due 08/24/2004                         9,993
       6,000    Windmill Funding Corporation,
                  (LOC: ABN AMRO Bank NV),
                  1.350% due 08/18/2004**                       5,996
                                                       --------------
                Total Commercial Paper
                  (Domestic)
                  (Cost $37,400)                               37,400
                                                       --------------

COMMERCIAL PAPER (YANKEE) - 6.6%
       4,000    ING (U.S.) Funding LLC,
                  1.410% due 09/01/2004                         3,995
       4,400    Royal Bank of Scotland,
                  1.260% due 09/01/2004                         4,396
      41,000    Societe Generale North
                  America, Inc.,
                  1.140% due 09/01/2004                        40,956
       5,700    UBS Finance (D.E.) LLC,
                  1.260% due 09/01/2004                         5,694
                                                       --------------
                Total Commercial Paper
                  (Yankee)
                  (Cost $55,041)                               55,041
                                                       --------------

CERTIFICATES OF DEPOSIT (YANKEE) - 5.8%
      25,000    Bank of Nova Scotia,
                  1.400% due 08/26/2004++                      25,000
      23,700    Bayerische Landesbank NY,
                  1.410% due 08/25/2004++                      23,700
                                                       --------------
                Total Certificates of Deposit
                  (Yankee)
                  (Cost $48,700)                               48,700
                                                       --------------

MEDIUM TERM NOTES - 10.2%
       2,000    American Express Credit
                  Corporation,
                     Series B,
                  4.250% due 02/07/2005                         2,031
                 merican Honda Finance
                A Corporation:
      15,000      1.300% due 02/11/2005++**                    15,013
      10,000      1.531% due 07/11/2005++**                    10,000
       3,000    Associates Corporation NA,
                  Sr. Note, Series G,
                  8.250% due 10/15/2004                         3,041
                General Electric Capital
                  Corporation, Series A:
      10,200      1.320% due 05/12/2005++                      10,211
       5,200      1.565% due 12/15/2004++                       5,202
       6,035      4.250% due 01/28/2005                         6,119
       8,778      7.250% due 02/01/2005                         9,038
      10,000     MBIA Global Funding LLC,
                  1.311% due 02/07/2005++**                    10,000
       5,000    Morgan Stanley, Sr. Note,
                  4.750% due 08/30/2004                         5,013
      10,000    U.S. Bancorp, Sr. Note,
                  Series J,
                  6.875% due 12/01/2004                        10,184
                                                       --------------
                Total Medium Term Notes
                  (Cost $85,852)                               85,852
                                                       --------------

CORPORATE BONDS AND NOTES - 32.7%
       1,150    2440 LLC, Note, (LOC: Fifth
                  Third Bank),
                  1.480% due 05/01/2024+**                      1,150
       3,250    2880 Stevens Creek LLC, Bond,
                  (LOC: Bank of  the West),
                  1.430% due 11/01/2033+                        3,250

     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                            ------

   $   2,915    ASSK Properties LC, Note,
                  (LOC: Wells Fargo Bank),
                  1.600% due 12/01/2017+               $        2,915
                Associates Corporation NA,
                  Sr. Note:
       3,950      6.200% due 05/16/2005                         4,069
      14,625      7.750% due 02/15/2005                        15,132
       1,750    Avatar Corporation, Note,
                  (LOC: Fifth Third Bank),
                  1.480% due 05/01/2039+**                      1,750
       1,000    Banaba Properties LLC, Note,
                  (LOC: Fifth Third Bank),
                  1.480% due 03/01/2020+                        1,000
       1,400    Bedford Hills Golf Club,
                  Note, (LOC: Fifth Third
                  Bank),
                  1.480% due 04/01/2013+                        1,400
       2,445    Boardwalk Enterprises, Note,
                  (LOC: Fifth Third Bank),
                  1.480% due 04/01/2024+**                      2,445
       2,010    BP Canada Energy Company,
                  Deb.,
                  6.750% due 02/15/2005                         2,067
       4,750    BP Capital Markets PLC, Note,
                  4.000% due 04/29/2005                         4,813
       1,450    Brookville Enterprises, Note,
                  (LOC: Fifth Third Bank),
                  1.480% due 10/01/2025+                        1,450
       3,000    Campus Research Corporation,
                  Note, Series A, (LOC: Wells
                  Fargo Bank),
                  1.650% due 06/01/2013+                        3,000
       4,000    Chatham Capital Corporation,
                  Note, (LOC: Fifth Third
                  Bank),
                  1.430% due 11/01/2026+                        4,000
      12,315    Commercial Credit
                  Corporation, Note, (LOC:
                  Citigroup),
                  6.500% due 06/01/2005                        12,758
       4,500    Corporate Finance Managers,
                  Note, (LOC: Wells Fargo
                  Bank),
                  1.500% due 02/02/2043+                        4,500
       1,150    Corvasc Real Estate, Note,
                  (LOC: Fifth Third Bank),
                  1.480% due 05/01/2024+                        1,150
       1,000    Crestmont Nursing Home, Note,
                  (LOC: Fifth Third Bank)
                  1.430% due 03/01/2024+                        1,000
       1,600    DBSI First Mortgage 1998,
                  Note, (LOC: U.S. Bank),
                  1.450% due 07/01/2023+                        1,600
       1,000    Derby Fabricating LLC, Bond,
                  (LOC: Fifth Third Bank),
                  1.480% due 06/01/2024+                        1,000
       1,000    Elmhurst Memorial Healthcare,
                  Note, (LOC: Fifth Third
                  Bank),
                  1.440% due 01/01/2034+**                      1,000
      34,531    Everett Clinic, P.S., Bond,
                  (LOC: Bank of America),
                  1.350% due 05/01/2022+                       34,531
       1,000    Exal Corporation, Note, (LOC:
                  Fifth Third Bank),
                  1.480% due 03/01/2009+                        1,000
       1,000    Family Express LLC, Note,
                  (LOC: Fifth Third Bank),
                  1.430% due 04/01/2028+                        1,000
       1,100    Fifth Third Bank, Note, (LOC:
                  Fifth Third Bank),
                  1.480% due 06/01/2018+                        1,100
       5,000    First Union National Bank,
                  Note,
                  7.700% due 02/15/2005                         5,169
       7,985    Foster Schweihofer Real
                  Estate Holdings Company,
                  LLC, Note, (LOC: Fifth
                  Third Bank),
                  1.430% due 09/20/2033+                        7,985
       9,000    General Electric Capital
                  Corporation, Deb.,
                  8.850% due 04/01/2005                         9,447

MONEY MARKET FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                            ------

CORPORATE BONDS AND NOTES (CONTINUED)
   $   1,630    Gold Key Processing Limited,
                  Note, (LOC: Fifth Third
                  Bank),
                  1.480% due 07/01/2024+               $        1,630
      11,815    Goldman Sachs Group,
                  6.625% due 12/01/2004**                      12,010
       2,505    Grand Rapids Christian
                  Academy, Note, (LOC: Fifth
                  Third Bank),
                  1.480% due 09/01/2028+                        2,505
       2,000    Gulf Gate Apartments, Bond,
                  (LOC: Wells Fargo Bank),
                  1.500% due 09/01/2028+**                      2,000
       1,000    Henderson Regional Authority,
                  Bond, (LOC: Fifth Third
                  Bank),
                  1.480% due 07/01/2023+                        1,000
       4,800    Iowa 80 Group Inc., Note,
                  (LOC: Wells Fargo Bank),
                  1.400% due 06/01/2016+                        4,800
       1,000    ISO Building LLC, Note, (LOC:
                  Fifth Third Bank),
                  1.480% due 03/01/2023+**                      1,000
       1,000    JUL-Mark Investments LLC,
                  Note, (LOC: Fifth Third
                  Bank),
                  1.480% due 10/01/2025+**                      1,000
       2,200    KAT LLC, Note, (LOC: Fifth
                  Third Bank),
                  1.480% due 06/01/2029+                        2,200
       1,935    KL Morris Family LP, Note,
                  (LOC: Fifth Third Bank),
                  1.480% due 02/01/2020+                        1,935
         955    Lauren Company LLC, Bond,
                  (LOC: Wells Fargo Bank),
                  1.500% due 07/01/2033+**                        955
       1,000    Lee Family Partnership, Note,
                  (LOC: Fifth Third Bank),
                  1.480% due 06/01/2034+                        1,000
       2,200    Lincoln Parkway LLC, Note,
                  (LOC: Fifth Third Bank),
                  1.480% due 06/01/2044+                        2,200
       1,900    Marsh Enterprises LLC, Note,
                  (LOC: Fifth Third Bank),
                  1.430% due 01/01/2028+                        1,900
       1,000    Martin Road Investments,
                  Bond, (LOC: Fifth Third
                  Bank),
                  1.480% due 10/01/2027+                        1,000
                MBIA Global Funding, Note:
      10,000      1.371% due 04/08/2005++**                    10,002
      10,000      1.680% due 10/08/2004++**                    10,003
       4,500    Medical Properties Inc.,
                  Revenue Bonds, (Dakota
                  Clinic Ltd. Project), (LOC:
                  ABN AMRO Bank NV),
                  1.350% due 12/15/2024+                        4,500
                Michigan Equity Group, Note,
                  (LOC: Fifth Third Bank):
       1,000      1.480% due 04/01/2034+**                      1,000
       2,530      Series B,
                  1.480% due 04/01/2034+**                      2,530
      11,000    National Bank of Canada, Note,
                  8.125% due 08/15/2004                        11,027
       1,390    Northern Trust Company, Note,
                  6.650% due 11/09/2004                         1,410
       4,800    Pineview Estates LC, Note,
                  (LOC: Fifth Third Bank),
                  1.430% due 01/01/2023+                        4,800
      14,526    Portland Clinic LLP, Bond,
                  (LOC: U.S. Bank),
                  1.350% due 11/20/2027+                       14,526
      15,955    Presbyterian Homes & Services
                  of New Jersey Obligated
                  Group, Revenue Bonds,
                  Series 1998-B1, (LOC: Fleet
                  National Bank),
                  1.310% due 12/01/2028+                       15,955


     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                            ------

   $   1,000    R.O. Davis Real Estate, Note,
                  (LOC: Fifth Third Bank),
                  1.480% due 04/01/2023+               $        1,000
       1,610    Realty Holding Company LLC,
                  Note, (LOC: Fifth Third
                  Bank),
                  1.480% due 05/01/2024+**                      1,610
       4,615    Rise Inc., Note, (LOC: Wells
                  Fargo Bank),
                  1.600% due 11/01/2022+                        4,615
       4,800    Rockwood Quarry LLC, Note,
                  (LOC: Fifth Third Bank),
                  1.430% due 12/01/2022+                        4,800
       1,000    Sanders CRS Exchange LLC,
                  Note, (LOC: Wells Fargo
                  Bank),
                  1.600% due 10/01/2023+**                      1,000
       1,000    SJD Service Company LLC,
                  Note, (LOC: Fifth Third
                  Bank),
                  1.480% due 10/01/2023+                        1,000
       1,000    Skeletal Properties, Note,
                  (LOC: Fifth Third Bank),
                  1.480% due 11/01/2014+                        1,000
       3,000    SouthTrust Bank, Note,
                  1.239% due 05/02/2005++                       3,000
       1,250    Spartan Medical Facility,
                  Note, (LOC: Fifth Third
                  Bank),
                  1.480% due 12/01/2026+**                      1,250
       2,900    Tacoma Goodwill Industries,
                  Bond, (LOC: Bank of
                  America),
                  1.480% due 02/01/2023+                        2,900
       2,000    Titan Holdings Group LLC,
                  Note, (LOC: Fifth Third
                  Bank),
                  1.480% due 05/01/2012+                        2,000
       1,125    United Transportation Union,
                  Bond, (LOC: Fifth Third
                  Bank),
                  1.480% due 06/01/2009+                        1,125
       1,393    Watts Brothers Frozen Foods,
                  Bond, (LOC: U.S. Bank),
                  1.450% due 07/01/2013+                        1,393
       2,500    Wells Fargo & Company, Sr.
                  Note,
                  7.500% due 04/15/2005                         2,604
                                                       --------------
                Total Corporate Bonds and
                  Notes
                  (Cost $273,866)                             273,866
                                                       --------------

TAXABLE MUNICIPAL BONDS - 24.3%
       2,000    ABAG, California, Finance
                  Authority for Nonprofit
                  Corporations, Revenue
                  Bonds, (Public Policy
                  Institute of California
                  Project), Series B, (LOC:
                  Bank of New York),
                  1.560% due 11/01/2031+                        2,000
       7,450    Acworth, Georgia, Downtown
                  Development Authority, IDR,
                  (City of Acworth Cable
                  Fiber Optic Project),
                  (AMBAC Insured),
                  1.480% due 01/01/2017+                        7,450
      10,000    Brooks County, Georgia,
                  Development Authority, IDR,
                  (Langboard Inc. Project),
                  (LOC: Bank of America),
                  1.480% due 04/01/2018+                       10,000
       5,500    California Educational
                  Facilities Authority, Loan
                  Agreement Revenue,
                  (University of Judaism),
                  Series B, (LOC: Allied
                  Irish Bank PLC),
                  1.550% due 12/01/2028+                        5,500
       1,400    California Statewide
                  Communities Development
                  Authority, MFHR, (Pavilions
                  at Sunrise Apartments),
                  Series M-T, (LOC: Fannie
                  Mae),
                  1.510% due 08/15/2034+                        1,400
       2,185    Collier County, Florida,
                  MFHR, (Brittany Bay
                  Apartments Project), Series
                  B, (FNMA Collateral),
                  1.290% due 07/15/2034+                        2,185

MONEY MARKET FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                            ------

TAXABLE MUNICIPAL BONDS (CONTINUED)
   $   1,225    Colorado Housing & Finance
                  Authority, Economic
                  Development Revenue, (G.A.
                  Wright Asset Management,
                  LLC Project), (LOC: Wells
                  Fargo Bank),
                  1.500% due 04/01/2029+               $        1,225
      25,000    Connecticut State Housing
                  Finance Authority, Housing
                  Revenue, (Housing Mortgage
                  Finance Program), Subseries
                  B-6, (AMBAC Insured),
                  1.290% due 11/15/2027+                       25,000
                Illinois Health Facilities
                  Authority, Health Care
                  Revenue, Series B:
       6,000      (Silver Cross Hospital
                  Project), (LOC: Fifth Third
                  Bank),
                  1.310% due 08/15/2017+                        6,000
       1,300      (West Suburban Hospital
                  Medical Center Project),
                  (LOC: American National
                  Bank),
                  1.310% due 07/01/2024+                        1,300
       2,900    Kern Water Bank Authority,
                  California,  Water Revenue,
                  Series B, (LOC: Wells Fargo
                  Bank),
                  1.500% due 07/01/2028+                        2,900
       3,000    Kit Carson County, Colorado,
                  Agricultural Development
                  Revenue, (Midwest Farms
                  LLC), (LOC: Wells Fargo
                  Bank),
                  1.400% due 06/01/2027+                        3,000
       3,000    Long Beach, California,
                  Revenue Bonds, (Long Beach
                  Towne Center Site
                  Refinancing Project),
                  Series A, (LOC: Allied
                  Irish Bank PLC),
                  1.430% due 11/01/2030+                        3,000
       4,340    Los Angeles, California,
                  Community Redevelopment
                  Agency, Financing Authority
                  Revenue, (Bunker Hill
                  Project), Series B, (AMBAC
                  Insured),
                  1.490% due 12/01/2004                         4,340
         330    Michigan Public Educational
                  Facilities Authority,
                  Revenue Note, (LOC: Fifth
                  Third Bank),
                  1.400% due 09/01/2004                           330
       3,530    Michigan State Strategic
                  Fund, Limited Obligation
                  Revenue, (Environmental
                  Research Institute of
                  Michigan Project), Series
                  B, (LOC: Fifth Third Bank),
                  1.380% due 10/01/2025+                        3,530
       1,000    Montrose County, Colorado,
                  Economic Development
                  Revenue, (Gordon
                  Development Project),
                  Series A, (LOC: Wells Fargo
                  Bank),
                  1.500% due 06/01/2014+                        1,000
       4,315    New Hampshire State Housing
                  Finance Authority, MFHR,
                  (Pheasant Run Properties
                  Limited Partnership
                  Project), (FNMA Collateral),
                  1.310% due 04/15/2016+                        4,315
       2,500    New York City Housing
                  Development Corporation,
                  MFHR, Series B,
                  (LOC: KeyBank National
                  Association),
                  1.310% due 07/01/2035+                        2,500
      20,000    New York City, GO, Subseries
                  A-11, (FGIC Insured),
                  1.290% due 11/01/2020+                       20,000
       4,800    New York State Housing
                  Finance Agency, Housing
                  Revenue, Series B,
                  (West 33rd Street Project),
                  (FNMA Collateral),
                  1.330% due 11/15/2036+                        4,800

     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                            ------

   $  37,100    Oakland-Alameda County,
                  California, Coliseum
                  Authority, Lease Revenue,
                  (Coliseum Project), Series
                  D, (LOC: Wachovia Bank),
                  1.290% due 02/01/2011+               $       37,100
                Orange County, Florida,
                  Housing Finance Authority,
                  MFHR, Series B:
       2,320      (Northbridge At Millenia -
                  Phase II Project), (LOC:
                  SouthTrust Bank),
                  1.350% due 08/15/2036+                        2,320
       1,550      (The Landings on Millenia
                  Blvd. Apartments),  (LOC:
                  Fannie Mae),
                  1.350% due 08/15/2035+                        1,550
       2,375    Plymouth, Minnesota, Health
                  Facilities Revenue,
                  (Westhealth Project),
                  Series B, (FSA Insured),
                  1.400% due 06/01/2024+                        2,375
       3,200    Richmond, California, MFHR,
                  (Bay Cliff Apartments
                  Project), Series B, (FNMA
                  Collateral),
                  1.480% due 08/15/2004+                        3,200
       1,900    Roman Catholic Diocese of
                  Raleigh, North Carolina,
                  Demand Notes, Series A,
                  (LOC: Bank of America),
                  1.530% due 06/01/2018+                        1,900
       5,250    Santa Rosa, California,
                  Pension Obligation, Revenue
                  Bonds, Series A, (LOC:
                  Landesbank
                  Hessen-Thuringen),
                  1.560% due 09/01/2024+                        5,250
       3,000    Savannah College of Art &
                  Design, Inc., Georgia,
                  Revenue Bonds, (LOC: Bank
                  of America),
                  1.480% due 04/01/2024+                        3,000
      10,700    South Fulton, Georgia,
                  Municipal Regional Jail
                  Authority, Lease Revenue,
                  (Union City Justice Center
                  Project), (MBIA Insured),
                  1.470% due 11/01/2017+                       10,700
       5,750    Union County Improvement
                  Authority, New Jersey,
                  Revenue Bonds, (Cedar Glen
                  Housing Corporation -
                  Hanover Township Housing
                  Project), Series B, (FNMA
                  Collateral),
                  1.340% due 12/15/2014+                        5,750
       1,445    University of Illinois,
                  College & University
                  Revenue, (UIC South Campus
                  Development Project), (FGIC
                  Insured),
                  7.620% due 01/15/2005                         1,485
       7,000    Utah Telecommunication Open
                  Infrastructure Agency,
                  Telecommunications Revenue,
                  (LOC: Bank of America
                  Corporation),
                  1.450% due 07/01/2026+                        7,000
                Washington State Housing
                  Finance Commission, MFHR,
                  Series B:
       1,910      (Boardwalk Apartments
                  Project), (FNMA Collateral),
                  1.460% due 09/01/2028+                        1,910
       1,725      (Cedar Landing Project),
                  (LOC: U.S. Bank),
                  1.450% due 12/01/2028+                        1,725
       1,070      (Oxford Square Project),
                  (LOC: U.S. Bank),
                  1.450% due 12/01/2028+                        1,070
       5,250      (Silver Creek Apartment
                  Project),
                  1.500% due 12/20/2037+                        5,250
                                                       --------------
                  Total Taxable Municipal Bonds
                    (Cost $203,360)                           203,360
                                                       --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.7%
                Federal Home Loan Bank, Bond:
      18,000      1.260% due 04/08/2005                        17,888
      15,000      1.400% due 03/29/2005                        15,000
       5,000      1.500% due 03/08/2005                         5,000

MONEY MARKET FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                            ------

U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
   $  10,000    Federal Home Loan Mortgage
                  Corporation, Note,
                  1.360% due 08/06/2004                $       10,000
                Federal National Mortgage
                  Association, Note:
       5,000      1.610% due 05/13/2005                         5,000
       5,000      1.750% due 05/23/2005                         5,000
       5,000      1.800% due 05/27/2005                         5,000
      10,000      1.850% due 06/03/2005                        10,000
                                                       --------------
                Total U.S. Government Agency
                  Obligations
                  (Cost $72,888)                               72,888
                                                       --------------

FUNDING AGREEMENT - 4.2%
  (COST $35,000)
      35,000    New York Life Insurance,
                  1.210% due 08/04/2004***                     35,000
                                                       --------------

REPURCHASE AGREEMENT - 2.0%
  (COST $16,942)
      16,942    Agreement with Credit Suisse
                  First Boston Corporation,
                  1.270% dated 07/30/2004, to
                  be repurchased at
                  $16,944,000 on 08/02/2004
                  (Collateralized by U.S.
                  Treasury Bonds, having
                  various interest rates and
                  maturities, market value
                  $17,287,000)                                 16,942
                                                       --------------

TOTAL INVESTMENTS (Cost $829,049*)          98.9%             829,049

OTHER ASSETS AND LIABILITIES (NET)           1.1                8,822
                                          ------       --------------

NET ASSETS                                 100.0%      $      837,871
                                          ======       ==============

 ---------------------
       *  AGGREGATE COST FOR FEDERAL TAX PURPOSES.
      ** SECURITY ACQUIRED IN A TRANSACTION EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED.
     *** SECURITY IS RESTRICTED AND ILLIQUID. IT WAS ACQUIRED ON AUGUST 5, 2003, AND HAS A VALUE OF $0.04 PER SHARE TO THE FUND AT JULY 31, 2004.
       + VARIABLE RATE SECURITIES PAYABLE UPON DEMAND WITH NOT MORE THAN FIVE BUSINESS DAYS' NOTICE, AND SECURED BY BANK LETTERS OF CREDIT OR GUARANTEES BY CERTAIN CORPORATIONS. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT AT JULY 31, 2004.
      ++ FLOATING RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX.
     +++  RATE REPRESENTS DISCOUNT RATE ON PURCHASE DATE.

          GLOSSARY OF TERMS
   AMBAC  -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
    FGIC  -- FEDERAL GUARANTY INSURANCE CORPORATION
    FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
     FSA  -- FINANCIAL SECURITY ASSURANCE
      GO  -- GENERAL OBLIGATION BOND
     IDR  -- INDUSTRIAL DEVELOPMENT REVENUE
     LOC  -- LETTER OF CREDIT
    MBIA  -- MUNICIPAL BOND INVESTORS ASSURANCE
    MFHR  -- MULTI-FAMILY HOUSING REVENUE

PORTFOLIO of INVESTMENTS
TAX-EXEMPT MONEY MARKET FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                          VALUE
       (000S)                                          (000S)
     ----------                                        ------

MUNICIPAL BONDS AND NOTES - 102.8%

        ARIZONA - 7.4%
   $   1,200      Apache County, Industrial
                    Development Authority, IDR,
                    Tucson Electric Power
                    Company, (LOC: Toronto
                    Dominion Bank),
                    1.130% due 12/01/2020+             $        1,200
         655      Arizona Health Facilities
                    Authority, Health Care
                    Revenue, (Pooled Loan
                    Program), (FGIC Insured),
                    1.080% due 10/01/2015+                        655
                                                       --------------

                                                                1,855
                                                       --------------
        CALIFORNIA - 4.0%
       1,000      Los Angeles, Regional
                    Airports Improvement
                    Corporation, Lease Revenue,
                    (LAX Two Corporation
                    Project), (LOC: Societe
                    Generale Group),
                    1.120% due 12/01/2025+                      1,000
                                                       --------------
        COLORADO - 0.8%
         200      Colorado Educational &
                    Cultural Facilities
                    Authority, College &
                    University Revenue,
                    (University of Denver
                    Project), (AMBAC Insured),
                    5.000% due 03/01/2005                         204
                                                       --------------
        DISTRICT OF COLUMBIA - 1.2%
         300    District of Columbia, IDR,
                    (Resources for the Future
                    Inc. Project), (LOC:
                    Wachovia Bank),
                    1.130% due 08/01/2029+,++                     300
                                                       --------------
        FLORIDA - 7.8%
         250      Gulf Breeze, Revenue Bonds,
                    (Local Government Loan
                    Program),
                       (FGIC Insured),
                    2.000% due 12/01/2020+                        252
         200      Lee County, COP, (FSA
                    Insured),
                    5.400% due 08/01/2004                         200
         500      Orange County, Health
                    Facilities Authority,
                    Health Care Revenue,
                    (Presbyterian Retirement
                    Community Project), (LOC:
                    Bank of America),
                    1.130% due 11/01/2028+                        500
         700      Orange County, IDR, (Central
                    Florida YMCA Project),
                    Series A, (LOC: Bank of
                    America),
                    1.130% due 05/01/2027+                        700
         320      Port St. Lucie, COP, (Public
                    Buildings Project), (MBIA
                    Insured),
                    2.000% due 09/01/2004                         320
                                                       --------------

                                                                1,972
                                                       --------------
        GEORGIA - 3.0%
         750      Dahlonega, Downtown
                    Development Authority,
                    Student Housing Revenue,
                    (North Georgia Student
                    Housing LLC Project),
                    Series A, (LOC: Wachovia
                    Bank),
                    1.070% due 06/01/2028+                        750
                                                       --------------
        HAWAII - 1.9%
         475      Hawaii State, UTGO, Series
                    CJ, (FGIC-TCRS Insured),
                    (Pre-refunded to 01/01/2005
                       @ $100),
                    6.250% due 01/01/2015                         485
                                                       --------------





     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                              (000S)
     ----------                                            ------

        ILLINOIS - 6.2%
                  IIlinois Health Facilities
                    Authority, Health Care
                    Revenue:
   $     350        (Blessing Hospital
                    Project), Series B,
                    (FSA Insured),
                    1.110% due 11/15/2029+                        350
         200        (University of Chicago
                    Hospitals Project), (MBIA
                    Insured), (Pre-refunded to
                    08/15/2004 @ $102),
                    6.125% due 08/15/2021                         204
       1,000      Illinois International Port
                    District Facilities,
                    Revenue Bonds, (LOC: ABN
                    AMRO
                       Bank NV),
                    1.120% due 01/01/2023+                      1,000
                                                       --------------

                                                                1,554
                                                       --------------
        INDIANA - 1.1%
         260      Bloomington, Waterworks
                    Revenue, (MBIA Insured),
                    (Pre-refunded to 01/01/2005
                       @ $102),
                    5.800% due 01/01/2020                         270
                                                       --------------
        IOWA - 2.4%
         600      Webster County, Educational
                    Facilities Revenue, (State
                    Edmond Project),
                       (LOC: Wells Fargo Bank),
                    1.080% due 07/01/2020+                        600
                                                       --------------
        KANSAS - 6.0%
       1,500      Shawnee, IDR, (Shawnee
                    Village Association LP),
                    (LOC: JPMorgan Chase Bank),
                    1.120% due 12/01/2009+                      1,500
                                                       --------------
        KENTUCKY - 2.6%
         500      Lexington-Fayette Urban
                    County Government,
                    Educational Facilities
                    Revenue, (Lexington School
                    Project), (LOC: Fifth Third
                    Bank),
                    1.130% due 05/01/2025+                        500
         140      Louisville & Jefferson
                    County, Metropolitan Sewer
                    District, Sewer & Drainage
                    System Revenue, Series A,
                    (FGIC Insured),
                    9.000% due 05/15/2005                         148
                                                       --------------

                                                                  648
                                                       --------------
        MASSACHUSETTS - 2.0%
         500      Massachusetts Water Pollution
                    Abatement Trust, Water
                    Revenue, Series A, ETM,
                    6.000% due 08/01/2004                         500
                                                       --------------
        MICHIGAN - 0.4%
         100      Gogebic-Iron Wastewater
                    Authority, Sewer Revenue,
                    (MBIA Insured),
                    (Pre-refunded to 01/01/2005
                    @ $100),
                    6.050% due 01/01/2025                         102
                                                       --------------
        MINNESOTA - 1.2%
         300      Golden Valley, IDR, (Unicare
                    Homes Inc.  Project), (LOC:
                    Bank of America),
                    1.100% due 09/01/2014+                        300
                                                       --------------
        MISSISSIPPI - 0.9%
         225      Pearl, Public School District, UTGO,
                    (FGIC Insured),
                    5.000% due 03/01/2005                         230
                                                       --------------
        MISSOURI - 2.8%
         335      Jackson County, Public
                    Facilities Authority,
                    Insured Leasehold Revenue,
                    (Capital Improvements
                    Project), (MBIA Insured),
                    (Pre-refunded to 12/01/2004
                    @ $100),
                    6.125% due 12/01/2015                         341
         370      Macon, COP,  (MBIA Insured),
                    2.500% due 08/01/2004                         370
                                                       --------------
                                                                  711
                                                       --------------

TAX-EXEMPT MONEY MARKET FUND
JULY 31, 2004 (UNAUDITED)



     PRINCIPAL
       AMOUNT                                              VALUE
       (000S)                                              (000S)
     ----------                                            ------

MUNICIPAL BONDS AND NOTES (CONTINUED)

        NEBRASKA - 0.6%
   $     150      Nebraska Investment Finance
                    Authority,  Health
                    Facilities Revenue,
                    (Nebraska Methodist Health
                    System), (MBIA Insured),
                    5.000% due 11/01/2004              $          151
                                                       --------------
        NEVADA - 3.9%
         470      Clark County, Economic
                    Development Revenue,
                    (University of Nevada - Las
                    Vegas Project), (LOC: Wells
                    Fargo Bank),
                    1.080% due 08/01/2019+                        470
         500      Washoe County, COP, (Public
                    Safety Training Facility
                    Project), (AMBAC Insured),
                    4.500% due 09/01/2004                         501
                                                       --------------
                                                                  971
                                                       --------------
        NEW JERSEY - 4.2%
         400      Dover Township, UTGO,
                    (General Improvement - Golf
                    Course Utility), (FGIC
                    Insured),
                    2.750% due 03/01/2005                         404
         650      New Jersey State Transit
                    Corporation, COP, Series A,
                    (AMBAC Insured),
                    3.800% due 09/15/2004                         652
                                                       --------------
                                                                1,056
                                                       --------------
        NEW MEXICO - 1.2%
         300      Taos County, Gross Receipts
                    Tax Revenue, (City
                    Education Project), (MBIA
                    Insured),
                    2.500% due 10/01/2004                         301
                                                       --------------
        NORTH DAKOTA - 3.6%
         900      Grand Forks, Hospital
                    Facilities Revenue, (The
                    United Hospital Obligated
                    Group Project), (LOC:
                    Lasalle National Bank),
                    1.120% due 12/01/2025+                        900
                                                       --------------
        OHIO - 10.3%
         480      Kettering, City School
                    District, UTGO, (FSA
                    Insured),
                    2.000% due 12/01/2004                         481
       1,200      Mercer County, Healthcare
                    Facilities Revenue, (Grand
                    Lake Cancer Center), Series
                    A, (LOC: Fifth Third Bank),
                    1.130% due 04/01/2023+                      1,200
         900      Warren County, Health Care
                    Facilities Authority,
                    Health Care Revenue,
                    (Otterbein Homes Project),
                    Series A, (LOC: Fifth Third
                    Bank),
                    1.080% due 07/01/2021+                        900
                                                       --------------
                                                                2,581
                                                       --------------
        OKLAHOMA - 2.0%
         500      Oklahoma State Industrial
                    Authority, Health Care
                    Revenue, (Tealridge Manor
                    Corporation Project), (LOC:
                    Bank of America),
                    1.130% due 11/01/2018+                        500
                                                       --------------
        OREGON - 1.9%
         460      Port of Portland, Portland
                    International Airport
                    Revenue,  Series Fifteen A,
                    (FGIC Insured),
                    5.000% due 07/01/2005                         474
                                                       --------------

      PRINCIPAL
        AMOUNT                                         VALUE
        (000S)                                         (000S)
     ----------                                        ------

        PENNSYLVANIA - 0.7%
   $     175      Allegheny County, Hospital
                    Development Authority,
                    Health Care Revenue, (UPMC
                    Health System Project),
                    Series A, (MBIA Insured),
                    5.000% due 08/01/2004              $          175
                                                       --------------
        SOUTH DAKOTA - 1.1%
         290      Lower Brule Sioux Tribe,
                    UTGO, (Tribal Purpose
                    Project), (LOC: Wells Fargo
                    Bank),
                    1.080% due 12/01/2011+                        290
                                                       --------------
        TENNESSEE - 4.0%
       1,000      Metropolitan Government
                    Nashville & Davidson
                    County, Industrial
                    Development Board, MFHR,
                    (Chimneytop II Project),
                    (LOC: Bank of America),
                    1.070% due 09/01/2006+                      1,000
                                                       --------------
        TEXAS - 3.1%
         200      Austin, Electric Utility
                    System Revenue, (Travis and
                    Williamson Counties),
                    Series A, (AMBAC Insured),
                    5.000% due 11/15/2004                         202
         310      Floresville, Independent
                    School District, UTGO,
                    (PSF-GTD Insured),
                    (Pre-refunded to 02/01/2005
                    @ $100),
                    6.200% due 02/01/2008                         318
         150      Fort Worth, LTGO, (Tarrant
                    and Denton Counties),
                    Series A, (FSA Insured),
                    6.000% due 03/01/2005                         154
         100      Richmond, LTGO, (AMBAC
                    Insured),
                    5.500% due 03/01/2005                         102
                                                       --------------
                                                                  776
                                                       --------------
        VIRGINIA - 1.4%
         350      Norfolk Industrial
                    Development Authority, IDR,
                    (Children's Hospital of the
                    King's Daughters Inc.
                    Project), (LOC: Wachovia
                    Bank),
                    1.080% due 06/01/2020+                        350
                                                       --------------
        WASHINGTON - 12.1%
       1,000      King County, Economic
                    Enterprise Corporation
                    Revenue, (Puget Sound Blood
                    Center Project), (LOC: U.S.
                    Bank),
                    1.120% due 04/01/2023+                      1,000
         970      Seattle, Low Income Housing
                    Assistance Authority,
                    Health Care Revenue,
                    (Bayview Manor Homes
                    Project), Series B, (LOC:
                    U.S. Bank),
                    1.120% due 05/01/2019+                        970
         500      Washington State Health Care
                    Facilities Authority,
                    Health Care Revenue,
                    (Empire Health Services),
                    (LOC: U.S. Bank),
                    1.080% due 11/01/2023+                        500
         335      Washington State Housing
                    Finance Commission, Elderly
                    Housing Revenue, (Riverview
                    Retirement Project),
                       (LOC: U.S. Bank),
                    1.120% due 07/01/2022+                        335
         245      Yakima, LTGO, (AMBAC
                    Insured),
                       (Pre-refunded to
                    12/01/2004 @ $100),
                    5.150% due 12/01/2010                         248
                                                       --------------
                                                                3,053
                                                       --------------
        WISCONSIN - 1.0%
         250      Racine, UTGO, Series A,
                    (Pre-refunded to 12/01/2004
                    @ $100),
                    4.750% due 12/01/2006                         253
                                                       --------------

                  Total Municipal Bonds and Notes
                    (Cost $25,812)                             25,812
                                                       --------------

TAX-EXEMPT MONEY MARKET FUND
JULY 31, 2004 (UNAUDITED)



                                                            VALUE
       SHARES                                              (000S)
     ----------                                            -------

INVESTMENT COMPANY SECURITIES - 0.3%
      76,638      Dreyfus Tax-Exempt Cash
                    Management Fund                    $           77
       1,000      Wells Fargo Tax Free Institutional
                    Money Market Fund                               1
                                                       --------------

                  Total Investment Company
                    Securities
                    (Cost $78)                                     78
                                                       --------------

TOTAL INVESTMENTS (Cost $25,890*)          103.1%              25,890

OTHER ASSETS AND LIABILITIES (NET)          (3.1)                (775)
                                          ------       --------------
NET ASSETS                                 100.0%      $       25,115
                                          ======       ==============

 ---------------------
       *  AGGREGATE COST FOR FEDERAL TAX PURPOSES.
       + VARIABLE RATE SECURITIES PAYABLE UPON DEMAND WITH NOT MORE THAN FIVE BUSINESS DAYS' NOTICE, AND SECURED BY BANK LETTERS OF CREDIT OR GUARANTEES BY CERTAIN CORPORATIONS. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT AT JULY 31, 2004.
      ++  SECURITY IS A PRIVATE PLACEMENT.

          GLOSSARY OF TERMS
   AMBAC  -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
     COP  -- CERTIFICATE OF PARTICIPATION
     ETM  -- ESCROWED TO MATURITY
    FGIC  -- FEDERAL GUARANTY INSURANCE CORPORATION
     FSA  -- FINANCIAL SECURITY ASSURANCE
     IDR  -- INDUSTRIAL DEVELOPMENT REVENUE
     LOC  -- LETTER OF CREDIT
    LTGO  -- LIMITED TAX GENERAL OBLIGATION BOND
    MBIA  -- MUNICIPAL BOND INVESTORS ASSURANCE
    MFHR  -- MULTI-FAMILY HOUSING REVENUE
 PSF-GTD  -- PERMANENT SCHOOL FUND GUARANTEE PROGRAM
    TCRS  -- TRANSFERABLE CUSTODIAL RECEIPTS
    UTGO  -- UNLIMITED TAX GENERAL OBLIGATION BOND

TAX-EXEMPT MONEY MARKET FUND HAD THE FOLLOWING INSURANCE
CONCENTRATIONS GREATER THAN 10% AT
JULY 31, 2004 (AS A PERCENTAGE OF NET ASSETS) (UNAUDITED):

                  FGIC                            10.5%

PORTFOLIO of INVESTMENTS
CALIFORNIA MONEY FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                               (000S)
     ----------                                             ------

MUNICIPAL BONDS AND NOTES - 99.0%

        CALIFORNIA - 98.1%
                  ABAG Financing Authority For
                    Nonprofit Corporation,
                    Revenue Bonds:
   $   1,000        (Hamlin School Project),
                    Series A, (LOC: BNP Paribas
                    SA),
                    1.100% due 08/01/2032+             $        1,000
       1,000        (Point Loma Nazarene
                    University Project), (LOC:
                    Allied Irish Bank PLC),
                    1.160% due 10/01/2033+                      1,000
       1,000        (Public Policy Institute of
                    California Project), Series
                    A, (LOC: California State
                    Teachers Retirement System),
                    1.100% due 11/01/2031+                      1,000
                  Alameda County, IDR, AMT:
       1,000        (Bema Electronic
                    Manufacturing, Inc.
                    Project), Series A, (LOC:
                    Comerica Bank),
                    1.180% due 04/01/2034+                      1,000
         700        (Heat and Control Inc.
                    Project), Series A, (LOC:
                    Wells Fargo Bank),
                    1.170% due 11/01/2025+                        700
       1,000        (P.J.'s Lumber, Inc.
                    Project), (LOC: Comerica
                    Bank),
                    1.180% due 12/01/2033+                      1,000
         200      Antelope Valley Healthcare
                    District, Healthcare,
                    Hospital & Nursing Home
                    Revenue, Series A, (FSA
                    Insured),
                    5.000% due 01/01/2005                         203
                  California State Economic
                    Development Financing
                    Authority, IDR, AMT, (LOC:
                    Wells Fargo Bank):
         100        (Calco Project),
                    1.300% due 04/01/2027+                        100
         995        (Wesflex Pipe Manufacturing
                    Project),
                    1.200% due 04/01/2018+                        995
                  California State, UTGO:
       1,100        Series A-3, (LOC: WestLB AG
                    and JPMorgan Chase Bank),
                    1.070% due 05/01/2033+                      1,100
       1,200        Series C-1, (LOC:  Bank of
                    America),
                    1.080% due 05/01/2033+                      1,200
       1,000      California Statewide
                    Communities Development
                    Authority, College &
                    University Revenue, (Biola
                    University Project), Series
                    A, (LOC: Allied Irish Bank
                    PLC),
                    1.160% due 10/01/2032+                      1,000
         500      California Statewide
                    Communities Development
                    Authority, Limited
                    Obligation Revenue, (The
                    Painted Turtle Gang Camp
                    Foundation), (LOC: Allied
                    Irish Bank PLC),
                    1.100% due 04/01/2033+                        500
         100      Central Coast Water
                    Authority, Water Revenue,
                    (State Water Project
                    Regional Facilities),
                    Series A, (AMBAC Insured),
                    6.000% due 10/01/2004                         101
         125      Compton, Unified School
                    District, UTGO, (Election
                    of 2002), Series B, (MBIA
                    Insured),
                    4.000% due 06/01/2005                         128
         250      Contra Costa Transportation
                    Authority, Sales Tax
                    Revenue, Series A, (FGIC
                    Insured),
                    6.000% due 03/01/2005                         257
         125      Desert Sands, Unified School
                    District, COP, (Measure O
                    Project), Series F, (MBIA
                    Insured),
                    4.000% due 03/01/2005                         127
         235      Enterprise, School District,
                    UTGO, Series A, (MBIA
                    Insured),
                    3.000% due 03/01/2005                         237
         400      Fontana, COP, (Refunding
                    Project), (AMBAC Insured),
                    3.850% due 09/01/2004                         401

     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                               (000S)
     ----------                                             ------
   $     200      Fullerton, COP, (MBIA
                    Insured),
                    3.000% due 08/01/2004              $          200
         220      Garden Grove, Public
                    Financing Authority, COP,
                    (Water Services Capital
                    Improvement Project), (FSA
                    Insured),
                    2.000% due 12/15/2004                         221
         200      Intermodal Container Transfer
                    Facility, Joint Powers
                    Authority, Revenue Bonds,
                    (Refunding Project), Series
                    A, (AMBAC Insured),
                    4.250% due 11/01/2004                         202
       1,100      Irvine Ranch, Water District,
                    UTGO, (Consolidated
                    Improvement Districts Nos.
                    102, 103, 105 & 106), (LOC:
                    State Street Bank & Trust),
                    1.040% due 09/01/2006+                      1,100
         600      Los Angeles County,
                    Industrial Development
                    Authority, IDR, (Tulip
                    Corporation Project),
                    Series A, AMT, (LOC:
                    California State Teachers
                    Retirement System),
                    1.130% due 07/01/2014+,++                     600
       1,000      Los Angeles, Community
                    Redevelopment Agency, MFHR,
                    (Views at 270 Project),
                    Series A, AMT, (LOC:
                    Citibank NA),
                    1.140% due 09/01/2019+                      1,000
         100      Los Angeles, Unified School
                    District, COP, (Multiple
                    Properties Project), Series
                    B, (FSA Insured),
                    4.000% due 10/01/2004                         101
       1,000      Los Angeles, Wastewater
                    System Revenue, (Multimodal
                    Project), Series C, (FGIC
                    Insured),
                    1.150% due 12/01/2031+                      1,000
         550      Manteca, Unified School
                    District, Special Tax
                    Revenue, (Weston Ranch),
                    (Pre-refunded to 09/01/2004
                    @ $102),
                    5.800% due 09/01/2024                         563
         330      Marin County, COP, (Capital
                    Improvement Projects),
                    Series B, (FSA Insured),
                    4.000% due 08/01/2004                         330
       1,100      Novato, MFHR, (Nova-Ro III
                    Senior Housing Project),
                    (LOC: BNP Paribas SA),
                    1.100% due 10/01/2032+                      1,100
         300      Palmdale, Civic Authority,
                    Sales Tax Revenue, (Merged
                    Redevelopment Project),
                    Series A, (MBIA Insured),
                    (Pre-refunded to 09/01/2004
                    @ $102),
                    6.150% due 09/01/2024                         307
         800      Pasadena, COP, (Rose Bowl
                    Improvements Project),
                    (LOC: California State
                    Teachers Retirement System),
                    1.090% due 12/01/2016+                        800
       1,000      San Francisco City & County
                    Redevelopment Agency,
                    Economic Development
                    Revenue, (Mission Bay North
                    Public Improvements), (LOC:
                    Bank of America),
                    1.100% due 08/01/2031+                      1,000
         320      San Juan, Unified School
                    District, UTGO, (Election
                    of 1998), Series B, (MBIA
                    Insured),
                    Zero coupon due 08/01/2004                    320
         500      San Rafael, Elementary School
                    District, UTGO, (Election
                    of 2002), Series A, (FSA
                    Insured),
                    4.000% due 08/01/2004                         500
         185      Santa Clara County Financing
                    Authority, Lease Revenue,
                    (VMC Facility Replacement
                    Project), Series A, (AMBAC
                    Insured),
                    7.500% due 11/15/2004                         188
         245      Stockton, Public Financing
                    Authority, Special
                    Assessment Revenue, (West
                    Eighth Street Reassessment
                    District Project), (FSA
                    Insured),
                    3.000% due 09/02/2004                         245

CALIFORNIA MONEY FUND
JULY 31, 2004 (UNAUDITED)


     PRINCIPAL
       AMOUNT                                               VALUE
       (000S)                                              (000S)
     ----------                                             ------

MUNICIPAL BONDS AND NOTES (CONTINUED)

CALIFORNIA (CONTINUED)
   $     240      West Covina, COP, (Queen of
                    the Valley Hospital
                    Project), (Pre-refunded to
                    08/15/2004 @ $102),
                    6.500% due 08/15/2024              $          245
                                                       --------------

                                                               22,071
                                                       --------------
        PUERTO RICO - 0.9%
         180      Puerto Rico Commonwealth,
                    Electric Power Authority,
                    Electric Power Revenue,
                    Series W, (MBIA Insured),
                    6.500% due 07/01/2005                         188
                                                       --------------

                  Total Municipal Bonds and
                    Notes
                    (Cost $22,259)                             22,259
                                                       --------------

       SHARES
     ----------

INVESTMENT COMPANY SECURITIES - 1.1%
       1,457      Dreyfus Basic California
                    Municipal
                    Money Market Fund                               1
     250,000      Wells Fargo California
                    Tax-Free Money
                    Market Fund                                   250
                                                       --------------

                  Total Investment Company
                    Securities
                    (Cost $251)                                   251
                                                       --------------

TOTAL INVESTMENTS (Cost $22,510*)          100.1%              22,510

OTHER ASSETS AND LIABILITIES (NET)          (0.1)                 (15)
                                          ------       --------------

NET ASSETS                                 100.0%      $       22,495
                                          ======       ==============

 ---------------------
       *  AGGREGATE COST FOR FEDERAL TAX PURPOSES.
       + VARIABLE RATE SECURITIES PAYABLE UPON DEMAND WITH NOT MORE THAN FIVE BUSINESS DAYS' NOTICE, AND SECURED BY BANK LETTERS OF CREDIT OR GUARANTEES BY CERTAIN CORPORATIONS. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT AT JULY 31, 2004.
      ++  SECURITY IS A PRIVATE PLACEMENT.

          GLOSSARY OF TERMS
   AMBAC  -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
     AMT  -- ALTERNATIVE MINIMUM TAX
     COP  -- CERTIFICATE OF PARTICIPATION
    FGIC  -- FEDERAL GUARANTY INSURANCE CORPORATION
     FSA  -- FINANCIAL SECURITY ASSURANCE
     IDR  -- INDUSTRIAL DEVELOPMENT REVENUE
     LOC  -- LETTER OF CREDIT
    MBIA  -- MUNICIPAL BOND INVESTORS ASSURANCE
    MFHR  -- MULTI-FAMILY HOUSING REVENUE
    UTGO  -- UNLIMITED TAX GENERAL OBLIGATION BOND

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Trust II

By: /S/ WILLIAM G. PAPESH
   ----------------------

William G. Papesh

President and Chief Executive Officer

September 27, 2004

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WM Trust II


By:/S/ JEFFREY L. LUNZER
   ---------------------

Jeffrey L. Lunzer

Treasurer and Chief Financial Officer

September 27, 2004



By:/S/ WILLIAM G. PAPESH
   ---------------------

William G. Papesh

President and Chief Executive Officer

September 27, 2004